UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2020 Fund℠ Fidelity Managed Retirement 2020 Fund℠ Class K6 : FHRVX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.27%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$8,583,251
Number of Holdings	33
Portfolio Turnover	31%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.6
International Equity Funds - 18.1
Domestic Equity Funds - 17.9
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.6
Fidelity Series Investment Grade Bond Fund	11.3
Fidelity Series Corporate Bond Fund	7.3
Fidelity Series Investment Grade Securitized Fund	7.1
Fidelity Series Large Cap Value Index Fund	5.1
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Blue Chip Growth Fund	4.1
73.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915305.100    3481-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2010 Fund℠ Fidelity Managed Retirement 2010 Fund℠ Class K6 : FRQHX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,346,463
Number of Holdings	33
Portfolio Turnover	79%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 71.6
International Equity Funds - 12.9
Domestic Equity Funds - 10.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.7
Fidelity Series Government Bond Index Fund	13.4
Fidelity Series Investment Grade Bond Fund	12.7
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Large Cap Value Index Fund	2.8
Fidelity Series Blue Chip Growth Fund	2.3
79.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915291.100    3479-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2025 Fund℠ Fidelity Advisor Managed Retirement 2025 Fund℠ Class A : FARFX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$52,025,480
Number of Holdings	33
Portfolio Turnover	36%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.2
Domestic Equity Funds - 21.8
International Equity Funds - 20.7
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.5
Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Corporate Bond Fund	6.6
Fidelity Series Investment Grade Securitized Fund	6.4
Fidelity Series Large Cap Value Index Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Blue Chip Growth Fund	5.0
69.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915308.100    2005-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2035 Fund℠ Fidelity Managed Retirement 2035 Fund℠ Class K : FMRZX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.38%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$14,834,338
Number of Holdings	32
Portfolio Turnover	57%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 47.7
Domestic Equity Funds - 27.6
International Equity Funds - 24.6
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Government Bond Index Fund	8.4
Fidelity Series Investment Grade Bond Fund	8.0
Fidelity Series Large Cap Value Index Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Blue Chip Growth Fund	6.3
Fidelity Series Corporate Bond Fund	5.2
Fidelity Series Investment Grade Securitized Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
65.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915379.100    7307-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2010 Fund℠ Fidelity Managed Retirement 2010 Fund℠ : FIRQX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2010 Fund℠	$ 23	0.45%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,346,463
Number of Holdings	33
Portfolio Turnover	79%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 71.6
International Equity Funds - 12.9
Domestic Equity Funds - 10.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.7
Fidelity Series Government Bond Index Fund	13.4
Fidelity Series Investment Grade Bond Fund	12.7
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Large Cap Value Index Fund	2.8
Fidelity Series Blue Chip Growth Fund	2.3
79.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915287.100    1891-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement Income Fund℠ Fidelity Managed Retirement Income Fund℠ Class K6 : FRHMX

This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$13,787,560
Number of Holdings	33
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 72.1
International Equity Funds - 12.7
Domestic Equity Funds - 9.8
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Bond Index Fund	13.4
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Corporate Bond Fund	8.4
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Large Cap Value Index Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.2
80.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915284.100    3477-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2020 Fund℠ Fidelity Managed Retirement 2020 Fund℠ : FIRVX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2020 Fund℠	$ 24	0.47%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$8,583,251
Number of Holdings	33
Portfolio Turnover	31%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.6
International Equity Funds - 18.1
Domestic Equity Funds - 17.9
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.6
Fidelity Series Investment Grade Bond Fund	11.3
Fidelity Series Corporate Bond Fund	7.3
Fidelity Series Investment Grade Securitized Fund	7.1
Fidelity Series Large Cap Value Index Fund	5.1
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Blue Chip Growth Fund	4.1
73.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915301.100    1995-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2010 Fund℠ Fidelity Advisor Managed Retirement 2010 Fund℠ Class I : FRQIX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.45%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,346,463
Number of Holdings	33
Portfolio Turnover	79%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 71.6
International Equity Funds - 12.9
Domestic Equity Funds - 10.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.7
Fidelity Series Government Bond Index Fund	13.4
Fidelity Series Investment Grade Bond Fund	12.7
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Large Cap Value Index Fund	2.8
Fidelity Series Blue Chip Growth Fund	2.3
79.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915289.100    1937-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2035 Fund℠ Fidelity Managed Retirement 2035 Fund℠ : FMRTX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2035 Fund℠	$ 25	0.48%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$14,834,338
Number of Holdings	32
Portfolio Turnover	57%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 47.7
Domestic Equity Funds - 27.6
International Equity Funds - 24.6
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Government Bond Index Fund	8.4
Fidelity Series Investment Grade Bond Fund	8.0
Fidelity Series Large Cap Value Index Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Blue Chip Growth Fund	6.3
Fidelity Series Corporate Bond Fund	5.2
Fidelity Series Investment Grade Securitized Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
65.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915375.100    7303-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2035 Fund℠ Fidelity Advisor Managed Retirement 2035 Fund℠ Class A : FMRUX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.73%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$14,834,338
Number of Holdings	32
Portfolio Turnover	57%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 47.7
Domestic Equity Funds - 27.6
International Equity Funds - 24.6
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Government Bond Index Fund	8.4
Fidelity Series Investment Grade Bond Fund	8.0
Fidelity Series Large Cap Value Index Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Blue Chip Growth Fund	6.3
Fidelity Series Corporate Bond Fund	5.2
Fidelity Series Investment Grade Securitized Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
65.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915376.100    7304-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2015 Fund℠ Fidelity Advisor Managed Retirement 2015 Fund℠ Class A : FARSX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.71%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,266,920
Number of Holdings	33
Portfolio Turnover	29%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.2
International Equity Funds - 15.5
Domestic Equity Funds - 14.0
Short-Term Funds - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.7
Fidelity Series Government Bond Index Fund	12.6
Fidelity Series Investment Grade Bond Fund	12.0
Fidelity Series Corporate Bond Fund	7.8
Fidelity Series Investment Grade Securitized Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.4
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.1
75.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915295.100    1943-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2025 Fund℠ Fidelity Managed Retirement 2025 Fund℠ Class K : FKRFX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.37%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$52,025,480
Number of Holdings	33
Portfolio Turnover	36%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.2
Domestic Equity Funds - 21.8
International Equity Funds - 20.7
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.5
Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Corporate Bond Fund	6.6
Fidelity Series Investment Grade Securitized Fund	6.4
Fidelity Series Large Cap Value Index Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Blue Chip Growth Fund	5.0
69.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915310.100    3476-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement Income Fund℠ Fidelity Managed Retirement Income Fund℠ Class K : FRKMX

This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.35%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$13,787,560
Number of Holdings	33
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 72.1
International Equity Funds - 12.7
Domestic Equity Funds - 9.8
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Bond Index Fund	13.4
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Corporate Bond Fund	8.4
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Large Cap Value Index Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.2
80.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915283.100    3471-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2030 Fund℠ Fidelity Managed Retirement 2030 Fund℠ Class K : FMREX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.38%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$47,649,945
Number of Holdings	33
Portfolio Turnover	47%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.2
Domestic Equity Funds - 25.0
International Equity Funds - 22.8
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.4
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.1
Fidelity Series Large Cap Value Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.1
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Investment Grade Securitized Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.3
66.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915360.100    4501-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2030 Fund℠ Fidelity Managed Retirement 2030 Fund℠ Class K6 : FMRFX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.28%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$47,649,945
Number of Holdings	33
Portfolio Turnover	47%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.2
Domestic Equity Funds - 25.0
International Equity Funds - 22.8
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.4
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.1
Fidelity Series Large Cap Value Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.1
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Investment Grade Securitized Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.3
66.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915361.100    4502-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement Income Fund℠ Fidelity Managed Retirement Income Fund℠ : FIRMX

This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement Income Fund℠	$ 23	0.45%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$13,787,560
Number of Holdings	33
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 72.1
International Equity Funds - 12.7
Domestic Equity Funds - 9.8
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Bond Index Fund	13.4
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Corporate Bond Fund	8.4
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Large Cap Value Index Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.2
80.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915280.100    1887-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2035 Fund℠ Fidelity Advisor Managed Retirement 2035 Fund℠ Class I : FMRYX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.48%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$14,834,338
Number of Holdings	32
Portfolio Turnover	57%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 47.7
Domestic Equity Funds - 27.6
International Equity Funds - 24.6
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Government Bond Index Fund	8.4
Fidelity Series Investment Grade Bond Fund	8.0
Fidelity Series Large Cap Value Index Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Blue Chip Growth Fund	6.3
Fidelity Series Corporate Bond Fund	5.2
Fidelity Series Investment Grade Securitized Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
65.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915378.100    7306-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2020 Fund℠ Fidelity Advisor Managed Retirement 2020 Fund℠ Class I : FIIVX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.47%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$8,583,251
Number of Holdings	33
Portfolio Turnover	31%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.6
International Equity Funds - 18.1
Domestic Equity Funds - 17.9
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.6
Fidelity Series Investment Grade Bond Fund	11.3
Fidelity Series Corporate Bond Fund	7.3
Fidelity Series Investment Grade Securitized Fund	7.1
Fidelity Series Large Cap Value Index Fund	5.1
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Blue Chip Growth Fund	4.1
73.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915303.100    2000-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2020 Fund℠ Fidelity Advisor Managed Retirement 2020 Fund℠ Class A : FARVX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$8,583,251
Number of Holdings	33
Portfolio Turnover	31%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.6
International Equity Funds - 18.1
Domestic Equity Funds - 17.9
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.6
Fidelity Series Investment Grade Bond Fund	11.3
Fidelity Series Corporate Bond Fund	7.3
Fidelity Series Investment Grade Securitized Fund	7.1
Fidelity Series Large Cap Value Index Fund	5.1
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Blue Chip Growth Fund	4.1
73.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915302.100    1997-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement Income Fund℠ Fidelity Advisor Managed Retirement Income Fund℠ Class I : FRIMX

This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.45%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$13,787,560
Number of Holdings	33
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 72.1
International Equity Funds - 12.7
Domestic Equity Funds - 9.8
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Bond Index Fund	13.4
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Corporate Bond Fund	8.4
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Large Cap Value Index Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.2
80.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915282.100    1920-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2030 Fund℠ Fidelity Advisor Managed Retirement 2030 Fund℠ Class I : FMRDX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.48%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$47,649,945
Number of Holdings	33
Portfolio Turnover	47%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.2
Domestic Equity Funds - 25.0
International Equity Funds - 22.8
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.4
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.1
Fidelity Series Large Cap Value Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.1
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Investment Grade Securitized Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.3
66.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915358.100    3500-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2025 Fund℠ Fidelity Advisor Managed Retirement 2025 Fund℠ Class I : FIRFX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.47%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$52,025,480
Number of Holdings	33
Portfolio Turnover	36%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.2
Domestic Equity Funds - 21.8
International Equity Funds - 20.7
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.5
Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Corporate Bond Fund	6.6
Fidelity Series Investment Grade Securitized Fund	6.4
Fidelity Series Large Cap Value Index Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Blue Chip Growth Fund	5.0
69.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915309.100    2008-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® GNMA Fund Fidelity® GNMA Fund : FGMNX

This semi-annual shareholder report contains information about Fidelity® GNMA Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® GNMA Fund	$ 23	0.45%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,845,976,231
Number of Holdings	2,142
Portfolio Turnover	681%
What did the Fund invest in?
(as of January 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	0.0
1 - 1.99%	0.4
2 - 2.99%	39.5
3 - 3.99%	33.0
4 - 4.99%	15.6
5 - 5.99%	17.1
6 - 6.99%	16.0
7 - 7.99%	0.0
8 - 8.99%	0.0
13 - 13.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 105.5
CMOs and Other Mortgage Related Securities - 11.2
U.S. Treasury Obligations - 4.9
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (21.7)%

TOP HOLDINGS (% of Fund's net assets)
Ginnie Mae II Pool	76.9
Ginnie Mae I Pool	29.0
Ginnie Mae REMIC pass-thru certificates	6.9
US Treasury Notes	3.4
Fannie Mae Mortgage pass-thru certificates	2.1
Freddie Mac Multifamily Structured pass-thru certificates	1.7
Freddie Mac Gold Pool	1.6
US Treasury Bonds	1.5
Ginnie Mae Mortgage pass-thru certificates	1.4
Fannie Mae Guaranteed REMICS	1.2
125.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915183.100    15-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2015 Fund℠ Fidelity Advisor Managed Retirement 2015 Fund℠ Class I : FRASX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.46%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,266,920
Number of Holdings	33
Portfolio Turnover	29%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.2
International Equity Funds - 15.5
Domestic Equity Funds - 14.0
Short-Term Funds - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.7
Fidelity Series Government Bond Index Fund	12.6
Fidelity Series Investment Grade Bond Fund	12.0
Fidelity Series Corporate Bond Fund	7.8
Fidelity Series Investment Grade Securitized Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.4
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.1
75.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915296.100    1946-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2030 Fund℠ Fidelity Managed Retirement 2030 Fund℠ : FMRAX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2030 Fund℠	$ 25	0.48%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$47,649,945
Number of Holdings	33
Portfolio Turnover	47%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.2
Domestic Equity Funds - 25.0
International Equity Funds - 22.8
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.4
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.1
Fidelity Series Large Cap Value Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.1
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Investment Grade Securitized Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.3
66.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915359.100    4500-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2015 Fund℠ Fidelity Managed Retirement 2015 Fund℠ : FIRSX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2015 Fund℠	$ 23	0.46%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,266,920
Number of Holdings	33
Portfolio Turnover	29%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.2
International Equity Funds - 15.5
Domestic Equity Funds - 14.0
Short-Term Funds - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.7
Fidelity Series Government Bond Index Fund	12.6
Fidelity Series Investment Grade Bond Fund	12.0
Fidelity Series Corporate Bond Fund	7.8
Fidelity Series Investment Grade Securitized Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.4
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.1
75.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915294.100    1893-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2020 Fund℠ Fidelity Managed Retirement 2020 Fund℠ Class K : FKRVX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.37%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$8,583,251
Number of Holdings	33
Portfolio Turnover	31%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.6
International Equity Funds - 18.1
Domestic Equity Funds - 17.9
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.6
Fidelity Series Investment Grade Bond Fund	11.3
Fidelity Series Corporate Bond Fund	7.3
Fidelity Series Investment Grade Securitized Fund	7.1
Fidelity Series Large Cap Value Index Fund	5.1
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Blue Chip Growth Fund	4.1
73.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915304.100    3475-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2010 Fund℠ Fidelity Advisor Managed Retirement 2010 Fund℠ Class A : FRQAX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.70%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,346,463
Number of Holdings	33
Portfolio Turnover	79%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 71.6
International Equity Funds - 12.9
Domestic Equity Funds - 10.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.7
Fidelity Series Government Bond Index Fund	13.4
Fidelity Series Investment Grade Bond Fund	12.7
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Large Cap Value Index Fund	2.8
Fidelity Series Blue Chip Growth Fund	2.3
79.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915288.100    1934-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement Income Fund℠ Fidelity Advisor Managed Retirement Income Fund℠ Class A : FRAMX

This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.70%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$13,787,560
Number of Holdings	33
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 72.1
International Equity Funds - 12.7
Domestic Equity Funds - 9.8
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Bond Index Fund	13.4
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Corporate Bond Fund	8.4
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Large Cap Value Index Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.2
80.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915281.100    1917-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2030 Fund℠ Fidelity Advisor Managed Retirement 2030 Fund℠ Class A : FMRBX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.73%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$47,649,945
Number of Holdings	33
Portfolio Turnover	47%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.2
Domestic Equity Funds - 25.0
International Equity Funds - 22.8
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.4
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.1
Fidelity Series Large Cap Value Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.1
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Investment Grade Securitized Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.3
66.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915357.100    3499-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2015 Fund℠ Fidelity Managed Retirement 2015 Fund℠ Class K : FKRSX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.36%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,266,920
Number of Holdings	33
Portfolio Turnover	29%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.2
International Equity Funds - 15.5
Domestic Equity Funds - 14.0
Short-Term Funds - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.7
Fidelity Series Government Bond Index Fund	12.6
Fidelity Series Investment Grade Bond Fund	12.0
Fidelity Series Corporate Bond Fund	7.8
Fidelity Series Investment Grade Securitized Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.4
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.1
75.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915297.100    3474-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2025 Fund℠ Fidelity Managed Retirement 2025 Fund℠ Class K6 : FHRFX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.27%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$52,025,480
Number of Holdings	33
Portfolio Turnover	36%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.2
Domestic Equity Funds - 21.8
International Equity Funds - 20.7
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.5
Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Corporate Bond Fund	6.6
Fidelity Series Investment Grade Securitized Fund	6.4
Fidelity Series Large Cap Value Index Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Blue Chip Growth Fund	5.0
69.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915311.100    3482-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2010 Fund℠ Fidelity Managed Retirement 2010 Fund℠ Class K : FRQKX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.35%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,346,463
Number of Holdings	33
Portfolio Turnover	79%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 71.6
International Equity Funds - 12.9
Domestic Equity Funds - 10.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.7
Fidelity Series Government Bond Index Fund	13.4
Fidelity Series Investment Grade Bond Fund	12.7
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Large Cap Value Index Fund	2.8
Fidelity Series Blue Chip Growth Fund	2.3
79.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915290.100    3473-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2015 Fund℠ Fidelity Managed Retirement 2015 Fund℠ Class K6 : FJRSX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.26%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,266,920
Number of Holdings	33
Portfolio Turnover	29%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.2
International Equity Funds - 15.5
Domestic Equity Funds - 14.0
Short-Term Funds - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.7
Fidelity Series Government Bond Index Fund	12.6
Fidelity Series Investment Grade Bond Fund	12.0
Fidelity Series Corporate Bond Fund	7.8
Fidelity Series Investment Grade Securitized Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.4
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.1
75.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915298.100    3480-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2035 Fund℠ Fidelity Managed Retirement 2035 Fund℠ Class K6 : FMRJX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.28%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$14,834,338
Number of Holdings	32
Portfolio Turnover	57%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 47.7
Domestic Equity Funds - 27.6
International Equity Funds - 24.6
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Government Bond Index Fund	8.4
Fidelity Series Investment Grade Bond Fund	8.0
Fidelity Series Large Cap Value Index Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Blue Chip Growth Fund	6.3
Fidelity Series Corporate Bond Fund	5.2
Fidelity Series Investment Grade Securitized Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
65.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915380.100    7308-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Managed Retirement 2025 Fund℠ Fidelity Managed Retirement 2025 Fund℠ : FIXRX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2025 Fund℠	$ 24	0.47%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$52,025,480
Number of Holdings	33
Portfolio Turnover	36%
What did the Fund invest in?
(as of January 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.2
Domestic Equity Funds - 21.8
International Equity Funds - 20.7
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.5
Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Corporate Bond Fund	6.6
Fidelity Series Investment Grade Securitized Fund	6.4
Fidelity Series Large Cap Value Index Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Blue Chip Growth Fund	5.0
69.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915307.100    1996-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠
Fidelity Managed Retirement 2035 Fund℠

Semi-Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠
Fidelity Managed Retirement 2035 Fund℠
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Managed Retirement Income Fund℠
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 72.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	283,486	2,761,152
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	18,449	137,998
Fidelity Series Corporate Bond Fund (a)	125,179	1,154,153
Fidelity Series Emerging Markets Debt Fund (a)	9,303	74,421
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,443	21,331
Fidelity Series Floating Rate High Income Fund (a)	1,537	13,818
Fidelity Series Government Bond Index Fund (a)	205,892	1,859,204
Fidelity Series High Income Fund (a)	1,595	13,865
Fidelity Series International Credit Fund (a)	1,037	8,627
Fidelity Series International Developed Markets Bond Index Fund (a)	78,642	682,611
Fidelity Series Investment Grade Bond Fund (a)	178,825	1,772,153
Fidelity Series Investment Grade Securitized Fund (a)	127,091	1,119,671
Fidelity Series Long-Term Treasury Bond Index Fund (a)	57,948	308,286
Fidelity Series Real Estate Income Fund (a)	1,374	13,619
TOTAL BOND FUNDS (Cost $10,797,965)		9,940,909

Domestic Equity Funds - 9.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	14,983	304,007
Fidelity Series Commodity Strategy Fund (a)	352	31,604
Fidelity Series Large Cap Growth Index Fund (a)	7,620	197,355
Fidelity Series Large Cap Stock Fund (a)	7,416	177,836
Fidelity Series Large Cap Value Index Fund (a)	21,694	370,317
Fidelity Series Small Cap Core Fund (a)	7,672	96,588
Fidelity Series Small Cap Opportunities Fund (a)	2,744	41,386
Fidelity Series Value Discovery Fund (a)	8,200	130,210
TOTAL DOMESTIC EQUITY FUNDS (Cost $952,032)		1,349,303

International Equity Funds - 12.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,433	103,183
Fidelity Series Emerging Markets Fund (a)	14,676	129,589
Fidelity Series Emerging Markets Opportunities Fund (a)	27,809	518,914
Fidelity Series International Growth Fund (a)	12,989	241,588
Fidelity Series International Index Fund (a)	7,384	91,858
Fidelity Series International Small Cap Fund (a)	11,196	186,976
Fidelity Series International Value Fund (a)	19,212	240,725
Fidelity Series Overseas Fund (a)	16,948	241,510
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,430,663)		1,754,343

Short-Term Funds - 4.4%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	15,568	155,676
Fidelity Series Treasury Bill Index Fund (a)	45,425	451,975
TOTAL SHORT-TERM FUNDS (Cost $607,287)		607,651

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $140,337)	4.46	140,338	140,337

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,928,284)	13,792,543
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,983)
NET ASSETS - 100.0%	13,787,560

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,933,164	369,804	557,997	49,844	(10,789)	26,970	2,761,152	283,486
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	90,227	66,631	14,673	2,651	(298)	(3,889)	137,998	18,449
Fidelity Series Blue Chip Growth Fund	287,597	74,734	76,359	24,902	(348)	18,383	304,007	14,983
Fidelity Series Canada Fund	102,304	27,914	29,292	2,756	3,085	(828)	103,183	6,433
Fidelity Series Commodity Strategy Fund	124,981	5,462	96,894	3,736	(49,028)	47,083	31,604	352
Fidelity Series Corporate Bond Fund	1,262,652	130,894	225,918	26,564	(19,938)	6,463	1,154,153	125,179
Fidelity Series Emerging Markets Debt Fund	77,485	7,495	11,444	1,994	(149)	1,034	74,421	9,303
Fidelity Series Emerging Markets Debt Local Currency Fund	24,558	2,161	4,744	950	(461)	(183)	21,331	2,443
Fidelity Series Emerging Markets Fund	164,298	27,249	56,450	3,798	(624)	(4,884)	129,589	14,676
Fidelity Series Emerging Markets Opportunities Fund	658,013	112,256	246,888	11,385	1,749	(6,216)	518,914	27,809
Fidelity Series Floating Rate High Income Fund	14,768	1,721	2,685	625	(20)	34	13,818	1,537
Fidelity Series Government Bond Index Fund	1,955,544	251,656	313,797	31,821	(25,325)	(8,874)	1,859,204	205,892
Fidelity Series Government Money Market Fund	156,176	23,453	39,292	3,603	-	-	140,337	140,338
Fidelity Series High Income Fund	80,027	3,694	71,362	1,874	(5,759)	7,265	13,865	1,595
Fidelity Series International Credit Fund	8,310	217	-	217	-	100	8,627	1,037
Fidelity Series International Developed Markets Bond Index Fund	581,744	190,116	85,888	13,185	(5,504)	2,143	682,611	78,642
Fidelity Series International Growth Fund	256,507	54,379	71,034	8,642	3,351	(1,615)	241,588	12,989
Fidelity Series International Index Fund	96,420	20,057	22,219	2,364	1,603	(4,003)	91,858	7,384
Fidelity Series International Small Cap Fund	222,729	28,966	49,776	17,267	2,472	(17,415)	186,976	11,196
Fidelity Series International Value Fund	254,889	59,865	63,947	9,504	5,267	(15,349)	240,725	19,212
Fidelity Series Investment Grade Bond Fund	1,907,611	209,669	317,521	38,946	(20,501)	(7,105)	1,772,153	178,825
Fidelity Series Investment Grade Securitized Fund	1,234,053	130,172	223,759	26,607	(18,426)	(2,369)	1,119,671	127,091
Fidelity Series Large Cap Growth Index Fund	184,225	34,011	44,555	781	220	23,454	197,355	7,620
Fidelity Series Large Cap Stock Fund	168,454	44,389	40,582	12,602	1,898	3,677	177,836	7,416
Fidelity Series Large Cap Value Index Fund	346,375	104,658	93,210	10,358	2,599	9,895	370,317	21,694
Fidelity Series Long-Term Treasury Bond Index Fund	392,506	38,020	103,532	6,067	(31,800)	13,092	308,286	57,948
Fidelity Series Overseas Fund	254,743	55,872	66,004	4,660	7,269	(10,370)	241,510	16,948
Fidelity Series Real Estate Income Fund	14,624	1,357	2,436	497	8	66	13,619	1,374
Fidelity Series Short-Term Credit Fund	164,669	12,909	22,565	3,356	(1)	664	155,676	15,568
Fidelity Series Small Cap Core Fund	85,613	28,571	18,862	950	(126)	1,392	96,588	7,672
Fidelity Series Small Cap Opportunities Fund	51,659	10,925	17,795	3,917	2,652	(6,055)	41,386	2,744
Fidelity Series Treasury Bill Index Fund	474,076	52,196	74,743	10,693	(190)	636	451,975	45,425
Fidelity Series Value Discovery Fund	121,295	36,106	25,536	4,888	609	(2,264)	130,210	8,200
	14,752,296	2,217,579	3,091,759	342,004	(156,505)	70,932	13,792,543	1,481,460

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	9,940,909	9,940,909	-	-

Domestic Equity Funds	1,349,303	1,349,303	-	-

International Equity Funds	1,754,343	1,754,343	-	-

Short-Term Funds	607,651	607,651	-	-

Money Market Funds	140,337	140,337	-	-
Total Investments in Securities:	13,792,543	13,792,543	-	-
Fidelity Managed Retirement Income Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $13,928,284)	$13,792,543

Total Investment in Securities (cost $13,928,284)		$13,792,543
Receivable for investments sold		73,300
Receivable for fund shares sold		109
Other receivables		4
Total assets		13,865,956
Liabilities
Payable for investments purchased	$73,394
Payable for fund shares redeemed	16
Accrued management fee	4,803
Distribution and service plan fees payable	183
Total liabilities		78,396
Net Assets		$13,787,560
Net Assets consist of:
Paid in capital		$15,015,100
Total accumulated earnings (loss)		(1,227,540)
Net Assets		$13,787,560

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($883,666 ÷ 15,802.78 shares)(a)		$55.92
Maximum offering price per share (100/94.25 of $55.92)		$59.33
Fidelity Managed Retirement Income :
Net Asset Value, offering price and redemption price per share ($10,680,347 ÷ 191,008.61 shares)		$55.92
Class K :
Net Asset Value, offering price and redemption price per share ($116,591 ÷ 2,085.11 shares)		$55.92
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,007,269 ÷ 35,901.21 shares)		$55.91
Class I :
Net Asset Value, offering price and redemption price per share ($99,687 ÷ 1,780.71 shares)		$55.98
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$282,748
Expenses
Management fee	$29,337
Distribution and service plan fees	1,081
Independent trustees' fees and expenses	18
Total expenses		30,436
Net Investment income (loss)		252,312
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(156,505)
Capital gain distributions from underlying funds:
Affiliated issuers	59,256
Total net realized gain (loss)		(97,249)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	70,932
Total change in net unrealized appreciation (depreciation)		70,932
Net gain (loss)		(26,317)
Net increase (decrease) in net assets resulting from operations		$225,995
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$252,312	$460,826
Net realized gain (loss)	(97,249)	(279,424)
Change in net unrealized appreciation (depreciation)	70,932	783,732
Net increase (decrease) in net assets resulting from operations	225,995	965,134
Distributions to shareholders	(286,618)	(440,966)

Share transactions - net increase (decrease)	(898,819)	(2,144,669)
Total increase (decrease) in net assets	(959,442)	(1,620,501)

Net Assets
Beginning of period	14,747,002	16,367,503
End of period	$13,787,560	$14,747,002

Financial Highlights
Fidelity Advisor Managed Retirement Income Fund℠ Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$56.19	$54.06	$56.57	$63.52	$60.44	$57.74
Income from Investment Operations
Net investment income (loss) A,B	.959	1.559	1.924	1.317	.309	.684
Net realized and unrealized gain (loss)	(.137)	2.056	(1.950)	(6.180)	4.009	3.226
Total from investment operations	.822	3.615	(.026)	(4.863)	4.318	3.910
Distributions from net investment income	(1.092)	(1.474)	(1.849)	(1.252)	(.329)	(.776)
Distributions from net realized gain	-	(.011)	(.635)	(.835)	(.909)	(.434)
Total distributions	(1.092)	(1.485)	(2.484)	(2.087)	(1.238)	(1.210)
Net asset value, end of period	$55.92	$56.19	$54.06	$56.57	$63.52	$60.44
Total Return C,D,E	1.48%	6.82%	.14%	(7.90)%	7.21%	6.86%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.70%	.70%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.70 % H	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.70% H	.70%	.69%	.70%	.70%	.70%
Net investment income (loss)	3.40% H	2.89%	3.60%	2.20%	.50%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$884	$847	$807	$717	$716	$453
Portfolio turnover rate I	32 % H	33%	25%	64%	31%	62% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity Managed Retirement Income Fund℠

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$56.19	$54.04	$56.57	$63.52	$60.42	$57.73
Income from Investment Operations
Net investment income (loss) A,B	1.031	1.694	2.055	1.473	.464	.829
Net realized and unrealized gain (loss)	(.139)	2.069	(1.958)	(6.189)	4.011	3.220
Total from investment operations	.892	3.763	.097	(4.716)	4.475	4.049
Distributions from net investment income	(1.162)	(1.602)	(1.992)	(1.399)	(.466)	(.925)
Distributions from net realized gain	-	(.011)	(.635)	(.835)	(.909)	(.434)
Total distributions	(1.162)	(1.613)	(2.627)	(2.234)	(1.375)	(1.359)
Net asset value, end of period	$55.92	$56.19	$54.04	$56.57	$63.52	$60.42
Total Return C,D	1.61%	7.11%	.37%	(7.68)%	7.48%	7.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.66% G	3.14%	3.84%	2.45%	.75%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$10,680	$11,501	$14,670	$16,230	$19,995	$13,965
Portfolio turnover rate H	32 % G	33%	25%	64%	31%	62% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity Managed Retirement Income Fund℠ Class K

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$56.19	$54.05	$56.59	$63.54	$60.43	$57.81
Income from Investment Operations
Net investment income (loss) B,C	1.059	1.747	2.105	1.529	.526	.889
Net realized and unrealized gain (loss)	(.136)	2.064	(1.955)	(6.186)	4.010	3.146
Total from investment operations	.923	3.811	.150	(4.657)	4.536	4.035
Distributions from net investment income	(1.193)	(1.660)	(2.055)	(1.458)	(.517)	(.981)
Distributions from net realized gain	-	(.011)	(.635)	(.835)	(.909)	(.434)
Total distributions	(1.193)	(1.671)	(2.690)	(2.293)	(1.426)	(1.415)
Net asset value, end of period	$55.92	$56.19	$54.05	$56.59	$63.54	$60.43
Total Return D,E	1.67%	7.20%	.47%	(7.58)%	7.59%	7.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.35% H	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35 % H	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% H	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	3.76% H	3.24%	3.94%	2.55%	.85%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$117	$115	$131	$106	$115	$107
Portfolio turnover rate I	32 % H	33%	25%	64%	31%	62% J

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity Managed Retirement Income Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$56.19	$54.06	$56.60	$63.55	$60.42	$57.81
Income from Investment Operations
Net investment income (loss) B,C	1.086	1.592	2.164	1.583	.588	.941
Net realized and unrealized gain (loss)	(.144)	2.272	(1.959)	(6.174)	4.005	3.151
Total from investment operations	.942	3.864	.205	(4.591)	4.593	4.092
Distributions from net investment income	(1.222)	(1.723)	(2.110)	(1.524)	(.554)	(1.048)
Distributions from net realized gain	-	(.011)	(.635)	(.835)	(.909)	(.434)
Total distributions	(1.222)	(1.734)	(2.745)	(2.359)	(1.463)	(1.482)
Net asset value, end of period	$55.91	$56.19	$54.06	$56.60	$63.55	$60.42
Total Return D,E	1.70%	7.31%	.57%	(7.48)%	7.69%	7.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.85% H	2.93%	4.05%	2.65%	.95%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$2,007	$2,172	$494	$711	$539	$434
Portfolio turnover rate I	32 % H	33%	25%	64%	31%	62% J

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity Advisor Managed Retirement Income Fund℠ Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$56.25	$54.11	$56.64	$63.58	$60.48	$57.71
Income from Investment Operations
Net investment income (loss) A,B	1.033	1.696	2.059	1.480	.464	.828
Net realized and unrealized gain (loss)	(.141)	2.059	(1.961)	(6.193)	4.011	3.233
Total from investment operations	.892	3.755	.098	(4.713)	4.475	4.061
Distributions from net investment income	(1.162)	(1.604)	(1.993)	(1.392)	(.466)	(.857)
Distributions from net realized gain	-	(.011)	(.635)	(.835)	(.909)	(.434)
Total distributions	(1.162)	(1.615)	(2.628)	(2.227)	(1.375)	(1.291)
Net asset value, end of period	$55.98	$56.25	$54.11	$56.64	$63.58	$60.48
Total Return C,D	1.61%	7.09%	.37%	(7.66)%	7.48%	7.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.66% G	3.14%	3.85%	2.45%	.75%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$100	$113	$159	$176	$270	$300
Portfolio turnover rate H	32 % G	33%	25%	64%	31%	62% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity Managed Retirement 2010 Fund℠
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 71.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	108,047	1,052,379
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	8,301	62,095
Fidelity Series Corporate Bond Fund (a)	48,122	443,687
Fidelity Series Emerging Markets Debt Fund (a)	3,607	28,856
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	949	8,286
Fidelity Series Floating Rate High Income Fund (a)	596	5,358
Fidelity Series Government Bond Index Fund (a)	79,144	714,674
Fidelity Series High Income Fund (a)	619	5,379
Fidelity Series International Credit Fund (a)	714	5,938
Fidelity Series International Developed Markets Bond Index Fund (a)	30,194	262,081
Fidelity Series Investment Grade Bond Fund (a)	68,743	681,247
Fidelity Series Investment Grade Securitized Fund (a)	48,855	430,414
Fidelity Series Long-Term Treasury Bond Index Fund (a)	22,575	120,099
Fidelity Series Real Estate Income Fund (a)	533	5,280
TOTAL BOND FUNDS (Cost $4,057,892)		3,825,773

Domestic Equity Funds - 10.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	6,009	121,918
Fidelity Series Commodity Strategy Fund (a)	137	12,253
Fidelity Series Large Cap Growth Index Fund (a)	3,056	79,148
Fidelity Series Large Cap Stock Fund (a)	2,974	71,317
Fidelity Series Large Cap Value Index Fund (a)	8,700	148,509
Fidelity Series Small Cap Core Fund (a)	3,077	38,735
Fidelity Series Small Cap Opportunities Fund (a)	1,101	16,597
Fidelity Series Value Discovery Fund (a)	3,288	52,219
TOTAL DOMESTIC EQUITY FUNDS (Cost $354,560)		540,696

International Equity Funds - 12.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,554	40,959
Fidelity Series Emerging Markets Fund (a)	5,762	50,876
Fidelity Series Emerging Markets Opportunities Fund (a)	10,918	203,730
Fidelity Series International Growth Fund (a)	5,156	95,903
Fidelity Series International Index Fund (a)	2,931	36,463
Fidelity Series International Small Cap Fund (a)	4,341	72,496
Fidelity Series International Value Fund (a)	7,626	95,557
Fidelity Series Overseas Fund (a)	6,728	95,872
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $554,967)		691,856

Short-Term Funds - 4.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	5,363	53,634
Fidelity Series Treasury Bill Index Fund (a)	17,714	176,256
TOTAL SHORT-TERM FUNDS (Cost $229,279)		229,890

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $60,221)	4.46	60,222	60,222

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,256,919)	5,348,437
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,974)
NET ASSETS - 100.0%	5,346,463

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,047,989	458,269	458,175	22,146	(9,029)	13,325	1,052,379	108,047
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	52,754	39,633	27,577	1,553	(1,928)	(787)	62,095	8,301
Fidelity Series Blue Chip Growth Fund	116,119	61,142	65,335	11,567	2,639	7,353	121,918	6,009
Fidelity Series Canada Fund	39,946	21,966	22,075	1,264	790	332	40,959	2,554
Fidelity Series Commodity Strategy Fund	46,373	4,536	37,916	1,629	(19,810)	19,070	12,253	137
Fidelity Series Corporate Bond Fund	463,156	175,285	186,044	11,667	(7,491)	(1,219)	443,687	48,122
Fidelity Series Emerging Markets Debt Fund	28,616	11,174	11,187	892	(623)	876	28,856	3,607
Fidelity Series Emerging Markets Debt Local Currency Fund	9,247	2,947	3,562	417	(235)	(111)	8,286	949
Fidelity Series Emerging Markets Fund	62,514	27,233	36,775	1,719	167	(2,263)	50,876	5,762
Fidelity Series Emerging Markets Opportunities Fund	250,374	110,049	156,266	5,132	2,018	(2,445)	203,730	10,918
Fidelity Series Floating Rate High Income Fund	5,479	2,192	2,325	277	(77)	89	5,358	596
Fidelity Series Government Bond Index Fund	717,475	301,428	284,579	13,974	(15,807)	(3,843)	714,674	79,144
Fidelity Series Government Money Market Fund	55,041	26,954	21,773	1,581	-	-	60,222	60,222
Fidelity Series High Income Fund	29,696	10,029	34,976	835	(2,292)	2,922	5,379	619
Fidelity Series International Credit Fund	5,720	149	-	149	-	69	5,938	714
Fidelity Series International Developed Markets Bond Index Fund	213,227	141,008	89,701	5,893	(4,453)	2,000	262,081	30,194
Fidelity Series International Growth Fund	100,166	48,469	53,448	3,966	1,142	(426)	95,903	5,156
Fidelity Series International Index Fund	37,720	18,206	18,280	1,085	(4)	(1,179)	36,463	2,931
Fidelity Series International Small Cap Fund	82,330	34,536	37,787	7,659	126	(6,709)	72,496	4,341
Fidelity Series International Value Fund	99,599	50,623	50,065	4,356	189	(4,789)	95,557	7,626
Fidelity Series Investment Grade Bond Fund	699,786	275,379	277,356	17,114	(17,265)	703	681,247	68,743
Fidelity Series Investment Grade Securitized Fund	452,666	174,090	184,136	11,704	(11,586)	(620)	430,414	48,855
Fidelity Series Large Cap Growth Index Fund	74,459	33,063	40,087	363	2,151	9,562	79,148	3,056
Fidelity Series Large Cap Stock Fund	67,864	36,028	36,136	5,554	1,743	1,818	71,317	2,974
Fidelity Series Large Cap Value Index Fund	139,530	80,423	77,802	4,810	1,499	4,859	148,509	8,700
Fidelity Series Long-Term Treasury Bond Index Fund	147,331	55,171	72,141	2,716	(13,912)	3,650	120,099	22,575
Fidelity Series Overseas Fund	99,541	48,750	50,709	2,138	1,238	(2,948)	95,872	6,728
Fidelity Series Real Estate Income Fund	5,427	2,058	2,222	217	(100)	117	5,280	533
Fidelity Series Short-Term Credit Fund	55,133	19,768	21,418	1,337	(70)	221	53,634	5,363
Fidelity Series Small Cap Core Fund	34,404	21,713	18,428	442	321	725	38,735	3,077
Fidelity Series Small Cap Opportunities Fund	20,699	9,816	12,586	1,819	1,383	(2,715)	16,597	1,101
Fidelity Series Treasury Bill Index Fund	165,121	77,842	66,900	4,556	(49)	242	176,256	17,714
Fidelity Series Value Discovery Fund	48,860	28,061	24,066	2,270	(43)	(593)	52,219	3,288
	5,474,362	2,407,990	2,481,833	152,801	(89,368)	37,286	5,348,437	578,656

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,825,773	3,825,773	-	-

Domestic Equity Funds	540,696	540,696	-	-

International Equity Funds	691,856	691,856	-	-

Short-Term Funds	229,890	229,890	-	-

Money Market Funds	60,222	60,222	-	-
Total Investments in Securities:	5,348,437	5,348,437	-	-
Fidelity Managed Retirement 2010 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,256,919)	$5,348,437

Total Investment in Securities (cost $5,256,919)		$5,348,437
Receivable for investments sold		35,298
Other receivables		11
Total assets		5,383,746
Liabilities
Payable for investments purchased	$35,373
Accrued management fee	1,879
Distribution and service plan fees payable	31
Total liabilities		37,283
Net Assets		$5,346,463
Net Assets consist of:
Paid in capital		$5,524,851
Total accumulated earnings (loss)		(178,388)
Net Assets		$5,346,463

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($148,607 ÷ 2,775.46 shares)(a)		$53.54
Maximum offering price per share (100/94.25 of $53.54)		$56.81
Fidelity Managed Retirement 2010 :
Net Asset Value, offering price and redemption price per share ($3,664,819 ÷ 68,420.76 shares)		$53.56
Class K :
Net Asset Value, offering price and redemption price per share ($119,557 ÷ 2,233.36 shares)		$53.53
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,312,036 ÷ 24,518.08 shares)		$53.51
Class I :
Net Asset Value, offering price and redemption price per share ($101,444 ÷ 1,894.65 shares)		$53.54
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$125,805
Expenses
Management fee	$12,232
Distribution and service plan fees	195
Independent trustees' fees and expenses	8
Total expenses before reductions	12,435
Expense reductions	(1)
Total expenses after reductions		12,434
Net Investment income (loss)		113,371
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(89,368)
Capital gain distributions from underlying funds:
Affiliated issuers	26,996
Total net realized gain (loss)		(62,372)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	37,286
Total change in net unrealized appreciation (depreciation)		37,286
Net gain (loss)		(25,086)
Net increase (decrease) in net assets resulting from operations		$88,285
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$113,371	$184,830
Net realized gain (loss)	(62,372)	(75,979)
Change in net unrealized appreciation (depreciation)	37,286	305,383
Net increase (decrease) in net assets resulting from operations	88,285	414,234
Distributions to shareholders	(124,768)	(178,041)

Share transactions - net increase (decrease)	(89,517)	(920,306)
Total increase (decrease) in net assets	(126,000)	(684,113)

Net Assets
Beginning of period	5,472,463	6,156,576
End of period	$5,346,463	$5,472,463

Financial Highlights
Fidelity Advisor Managed Retirement 2010 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$53.76	$51.60	$54.07	$62.41	$58.79	$56.34
Income from Investment Operations
Net investment income (loss) A,B	.922	1.434	1.772	1.275	.342	.777
Net realized and unrealized gain (loss)	(.127)	2.102	(1.646)	(6.182)	5.126	3.204
Total from investment operations	.795	3.536	.126	(4.907)	5.468	3.981
Distributions from net investment income	(1.015)	(1.363)	(1.726)	(1.207)	(.379)	(.812)
Distributions from net realized gain	-	(.013)	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(1.015)	(1.376)	(2.596)	(3.433)	(1.848)	(1.531)
Net asset value, end of period	$53.54	$53.76	$51.60	$54.07	$62.41	$58.79
Total Return C,D,E	1.50%	6.98%	.45%	(8.32)%	9.46%	7.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.70%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.70 % H	.70%	.71%	.71%	.71%	.71%
Expenses net of all reductions	.70% H	.70%	.71%	.71%	.71%	.71%
Net investment income (loss)	3.41% H	2.78%	3.48%	2.21%	.56%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$149	$165	$241	$325	$394	$188
Portfolio turnover rate I	79 % H	25%	22%	54%	41%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2010 Fund℠

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$53.78	$51.64	$54.12	$62.47	$58.82	$56.37
Income from Investment Operations
Net investment income (loss) A,B	.991	1.614	1.899	1.421	.493	.920
Net realized and unrealized gain (loss)	(.127)	2.052	(1.652)	(6.181)	5.129	3.204
Total from investment operations	.864	3.666	.247	(4.760)	5.622	4.124
Distributions from net investment income	(1.084)	(1.513)	(1.857)	(1.364)	(.503)	(.955)
Distributions from net realized gain	-	(.013)	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(1.084)	(1.526)	(2.727)	(3.590)	(1.972)	(1.674)
Net asset value, end of period	$53.56	$53.78	$51.64	$54.12	$62.47	$58.82
Total Return C,D	1.63%	7.25%	.69%	(8.08)%	9.73%	7.46%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45 % G	.45%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.45% G	.45%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.66% G	3.13%	3.73%	2.46%	.81%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$3,665	$4,291	$5,239	$5,655	$6,728	$7,144
Portfolio turnover rate H	79 % G	25%	22%	54%	41%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2010 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$53.76	$51.62	$54.10	$62.45	$58.81	$56.39
Income from Investment Operations
Net investment income (loss) B,C	1.015	1.614	1.947	1.474	.554	.976
Net realized and unrealized gain (loss)	(.131)	2.107	(1.646)	(6.173)	5.122	3.182
Total from investment operations	.884	3.721	.301	(4.699)	5.676	4.158
Distributions from net investment income	(1.114)	(1.568)	(1.911)	(1.425)	(.567)	(1.019)
Distributions from net realized gain	-	(.013)	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(1.114)	(1.581)	(2.781)	(3.651)	(2.036)	(1.738)
Net asset value, end of period	$53.53	$53.76	$51.62	$54.10	$62.45	$58.81
Total Return D,E	1.67%	7.36%	.80%	(7.99)%	9.83%	7.52%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.35% H	.35%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.35 % H	.35%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.35% H	.35%	.36%	.36%	.36%	.36%
Net investment income (loss)	3.76% H	3.13%	3.83%	2.56%	.91%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$120	$118	$129	$109	$118	$108
Portfolio turnover rate I	79 % H	25%	22%	54%	41%	45%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2010 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$53.75	$51.62	$54.10	$62.46	$58.82	$56.39
Income from Investment Operations
Net investment income (loss) B,C	1.037	1.720	2.000	1.503	.615	1.029
Net realized and unrealized gain (loss)	(.124)	2.050	(1.650)	(6.145)	5.120	3.191
Total from investment operations	.913	3.770	.350	(4.642)	5.735	4.220
Distributions from net investment income	(1.153)	(1.627)	(1.960)	(1.492)	(.626)	(1.071)
Distributions from net realized gain	-	(.013)	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(1.153)	(1.640)	(2.830)	(3.718)	(2.095)	(1.790)
Net asset value, end of period	$53.51	$53.75	$51.62	$54.10	$62.46	$58.82
Total Return D,E	1.72%	7.47%	.90%	(7.90)%	9.94%	7.64%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H	.25%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.25 % H	.25%	.26%	.26%	.26%	.26%
Expenses net of all reductions	.25% H	.25%	.26%	.26%	.26%	.26%
Net investment income (loss)	3.86% H	3.33%	3.93%	2.65%	1.01%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$1,312	$799	$290	$337	$174	$160
Portfolio turnover rate I	79 % H	25%	22%	54%	41%	45%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2010 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$53.77	$51.63	$54.11	$62.46	$58.82	$56.36
Income from Investment Operations
Net investment income (loss) A,B	.988	1.563	1.898	1.417	.493	.919
Net realized and unrealized gain (loss)	(.130)	2.108	(1.652)	(6.176)	5.120	3.213
Total from investment operations	.858	3.671	.246	(4.759)	5.613	4.132
Distributions from net investment income	(1.088)	(1.518)	(1.856)	(1.365)	(.504)	(.953)
Distributions from net realized gain	-	(.013)	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(1.088)	(1.531)	(2.726)	(3.591)	(1.973)	(1.672)
Net asset value, end of period	$53.54	$53.77	$51.63	$54.11	$62.46	$58.82
Total Return C,D	1.62%	7.26%	.69%	(8.08)%	9.72%	7.47%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45 % G	.45%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.45% G	.45%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.66% G	3.03%	3.73%	2.46%	.81%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$101	$100	$93	$103	$113	$113
Portfolio turnover rate H	79 % G	25%	22%	54%	41%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2015 Fund℠
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 67.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	84,528	823,302
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	21,520	160,967
Fidelity Series Corporate Bond Fund (a)	44,728	412,388
Fidelity Series Emerging Markets Debt Fund (a)	3,545	28,360
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	936	8,171
Fidelity Series Floating Rate High Income Fund (a)	589	5,292
Fidelity Series Government Bond Index Fund (a)	73,567	664,313
Fidelity Series High Income Fund (a)	610	5,300
Fidelity Series International Credit Fund (a)	310	2,581
Fidelity Series International Developed Markets Bond Index Fund (a)	30,146	261,668
Fidelity Series Investment Grade Bond Fund (a)	63,896	633,213
Fidelity Series Investment Grade Securitized Fund (a)	45,411	400,075
Fidelity Series Long-Term Treasury Bond Index Fund (a)	23,935	127,333
Fidelity Series Real Estate Income Fund (a)	525	5,206
TOTAL BOND FUNDS (Cost $3,867,897)		3,538,169

Domestic Equity Funds - 14.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	8,255	167,486
Fidelity Series Commodity Strategy Fund (a)	135	12,082
Fidelity Series Large Cap Growth Index Fund (a)	4,198	108,729
Fidelity Series Large Cap Stock Fund (a)	4,086	97,974
Fidelity Series Large Cap Value Index Fund (a)	11,952	204,016
Fidelity Series Small Cap Core Fund (a)	4,227	53,213
Fidelity Series Small Cap Opportunities Fund (a)	1,512	22,800
Fidelity Series Value Discovery Fund (a)	4,517	71,736
TOTAL DOMESTIC EQUITY FUNDS (Cost $474,806)		738,036

International Equity Funds - 15.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,192	51,198
Fidelity Series Emerging Markets Fund (a)	6,579	58,092
Fidelity Series Emerging Markets Opportunities Fund (a)	12,466	232,606
Fidelity Series International Growth Fund (a)	6,445	119,877
Fidelity Series International Index Fund (a)	3,663	45,574
Fidelity Series International Small Cap Fund (a)	4,280	71,476
Fidelity Series International Value Fund (a)	9,533	119,446
Fidelity Series Overseas Fund (a)	8,410	119,838
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $649,165)		818,107

Short-Term Funds - 2.6%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	3,303	33,027
Fidelity Series Treasury Bill Index Fund (a)	10,633	105,797
TOTAL SHORT-TERM FUNDS (Cost $138,461)		138,824

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $35,910)	4.46	35,910	35,910

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,166,239)	5,269,046
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,126)
NET ASSETS - 100.0%	5,266,920

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	827,592	119,132	127,628	15,480	381	3,825	823,302	84,528
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	156,268	30,439	19,904	3,742	(2,513)	(3,323)	160,967	21,520
Fidelity Series Blue Chip Growth Fund	164,978	35,775	43,877	15,190	873	9,737	167,486	8,255
Fidelity Series Canada Fund	50,838	10,396	11,098	1,482	913	149	51,198	3,192
Fidelity Series Commodity Strategy Fund	46,407	2,021	35,584	1,484	(15,881)	15,119	12,082	135
Fidelity Series Corporate Bond Fund	435,559	41,021	58,713	9,747	(1,758)	(3,721)	412,388	44,728
Fidelity Series Emerging Markets Debt Fund	28,748	2,363	3,069	787	12	306	28,360	3,545
Fidelity Series Emerging Markets Debt Local Currency Fund	9,149	711	1,407	385	29	(311)	8,171	936
Fidelity Series Emerging Markets Fund	70,737	10,039	20,192	1,778	(238)	(2,254)	58,092	6,579
Fidelity Series Emerging Markets Opportunities Fund	283,344	39,953	88,706	5,342	389	(2,374)	232,606	12,466
Fidelity Series Floating Rate High Income Fund	5,484	628	826	246	-	6	5,292	589
Fidelity Series Government Bond Index Fund	674,695	83,014	80,034	11,679	(317)	(13,045)	664,313	73,567
Fidelity Series Government Money Market Fund	33,785	6,365	4,240	874	-	-	35,910	35,910
Fidelity Series High Income Fund	29,711	1,470	26,469	739	(1,477)	2,065	5,300	610
Fidelity Series International Credit Fund	2,487	64	-	65	-	30	2,581	310
Fidelity Series International Developed Markets Bond Index Fund	216,649	70,762	24,195	5,327	(115)	(1,433)	261,668	30,146
Fidelity Series International Growth Fund	127,469	20,540	28,816	4,646	2,127	(1,443)	119,877	6,445
Fidelity Series International Index Fund	47,992	7,344	8,469	1,270	516	(1,809)	45,574	3,663
Fidelity Series International Small Cap Fund	82,363	10,195	14,994	6,962	677	(6,765)	71,476	4,280
Fidelity Series International Value Fund	126,743	22,108	24,017	5,089	2,018	(7,406)	119,446	9,533
Fidelity Series Investment Grade Bond Fund	658,088	67,477	81,336	14,303	(67)	(10,949)	633,213	63,896
Fidelity Series Investment Grade Securitized Fund	425,696	42,814	60,200	9,790	(2,209)	(6,026)	400,075	45,411
Fidelity Series Large Cap Growth Index Fund	105,432	14,719	25,655	457	2,038	12,195	108,729	4,198
Fidelity Series Large Cap Stock Fund	97,026	19,337	21,656	7,650	1,143	2,124	97,974	4,086
Fidelity Series Large Cap Value Index Fund	199,472	45,212	48,196	6,071	1,091	6,437	204,016	11,952
Fidelity Series Long-Term Treasury Bond Index Fund	156,643	12,896	33,850	2,576	(9,666)	1,310	127,333	23,935
Fidelity Series Overseas Fund	126,667	20,810	25,904	2,505	2,444	(4,179)	119,838	8,410
Fidelity Series Real Estate Income Fund	5,424	474	715	198	6	17	5,206	525
Fidelity Series Short-Term Credit Fund	34,257	2,219	3,584	738	15	120	33,027	3,303
Fidelity Series Small Cap Core Fund	49,536	13,206	10,314	559	36	749	53,213	4,227
Fidelity Series Small Cap Opportunities Fund	31,085	5,028	11,269	2,388	3,767	(5,811)	22,800	1,512
Fidelity Series Treasury Bill Index Fund	101,631	16,253	12,193	2,506	1	105	105,797	10,633
Fidelity Series Value Discovery Fund	69,851	15,849	13,121	2,865	126	(969)	71,736	4,517
	5,481,806	790,634	970,231	144,920	(15,639)	(17,524)	5,269,046	537,542

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,538,169	3,538,169	-	-

Domestic Equity Funds	738,036	738,036	-	-

International Equity Funds	818,107	818,107	-	-

Short-Term Funds	138,824	138,824	-	-

Money Market Funds	35,910	35,910	-	-
Total Investments in Securities:	5,269,046	5,269,046	-	-
Fidelity Managed Retirement 2015 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,166,239)	$5,269,046

Total Investment in Securities (cost $5,166,239)		$5,269,046
Receivable for investments sold		39,640
Total assets		5,308,686
Liabilities
Payable for investments purchased	$37,641
Payable for fund shares redeemed	2,000
Accrued management fee	1,922
Distribution and service plan fees payable	203
Total liabilities		41,766
Net Assets		$5,266,920
Net Assets consist of:
Paid in capital		$5,434,683
Total accumulated earnings (loss)		(167,763)
Net Assets		$5,266,920

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($978,537 ÷ 18,507.13 shares)(a)		$52.87
Maximum offering price per share (100/94.25 of $52.87)		$56.10
Fidelity Managed Retirement 2015 :
Net Asset Value, offering price and redemption price per share ($3,612,595 ÷ 68,264.49 shares)		$52.92
Class K :
Net Asset Value, offering price and redemption price per share ($124,431 ÷ 2,352.16 shares)		$52.90
Class K6 :
Net Asset Value, offering price and redemption price per share ($501,799 ÷ 9,483.39 shares)		$52.91
Class I :
Net Asset Value, offering price and redemption price per share ($49,558 ÷ 936.21 shares)		$52.93
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$111,719
Expenses
Management fee	$11,872
Distribution and service plan fees	1,252
Independent trustees' fees and expenses	7
Total expenses		13,131
Net Investment income (loss)		98,588
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(15,639)
Capital gain distributions from underlying funds:
Affiliated issuers	33,201
Total net realized gain (loss)		17,562
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(17,524)
Total change in net unrealized appreciation (depreciation)		(17,524)
Net gain (loss)		38
Net increase (decrease) in net assets resulting from operations		$98,626
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$98,588	$168,225
Net realized gain (loss)	17,562	(101,052)
Change in net unrealized appreciation (depreciation)	(17,524)	347,817
Net increase (decrease) in net assets resulting from operations	98,626	414,990
Distributions to shareholders	(112,479)	(160,658)

Share transactions - net increase (decrease)	(198,785)	(1,129,926)
Total increase (decrease) in net assets	(212,638)	(875,594)

Net Assets
Beginning of period	5,479,558	6,355,152
End of period	$5,266,920	$5,479,558

Financial Highlights
Fidelity Advisor Managed Retirement 2015 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$53.01	$50.49	$52.42	$60.51	$55.51	$53.13
Income from Investment Operations
Net investment income (loss) A,B	.907	1.331	1.675	1.241	.335	.690
Net realized and unrealized gain (loss)	(.007)	2.489	(1.158)	(6.395)	6.385	3.244
Total from investment operations	.900	3.820	.517	(5.154)	6.720	3.934
Distributions from net investment income	(1.040)	(1.281)	(1.647)	(1.207)	(.369)	(.769)
Distributions from net realized gain	-	(.019)	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(1.040)	(1.300)	(2.447)	(2.936)	(1.720)	(1.554)
Net asset value, end of period	$52.87	$53.01	$50.49	$52.42	$60.51	$55.51
Total Return C,D,E	1.72%	7.71%	1.25%	(8.96)%	12.31%	7.54%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.71%	.71%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.71 % H	.71%	.71%	.71%	.72%	.72%
Expenses net of all reductions	.71% H	.71%	.71%	.71%	.72%	.72%
Net investment income (loss)	3.40% H	2.63%	3.39%	2.20%	.58%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$979	$1,014	$1,043	$1,242	$1,461	$1,024
Portfolio turnover rate I	29 % H	34%	23%	60%	32%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2015 Fund℠

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$53.06	$50.53	$52.47	$60.56	$55.53	$53.11
Income from Investment Operations
Net investment income (loss) A,B	.974	1.498	1.799	1.389	.481	.825
Net realized and unrealized gain (loss)	(.004)	2.458	(1.166)	(6.410)	6.395	3.250
Total from investment operations	.970	3.956	.633	(5.021)	6.876	4.075
Distributions from net investment income	(1.110)	(1.407)	(1.773)	(1.340)	(.495)	(.870)
Distributions from net realized gain	-	(.019)	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(1.110)	(1.426)	(2.573)	(3.069)	(1.846)	(1.655)
Net asset value, end of period	$52.92	$53.06	$50.53	$52.47	$60.56	$55.53
Total Return C,D	1.86%	7.99%	1.49%	(8.74)%	12.60%	7.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.46%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.46 % G	.46%	.46%	.46%	.47%	.47%
Expenses net of all reductions	.46% G	.46%	.46%	.46%	.47%	.47%
Net investment income (loss)	3.65% G	2.96%	3.64%	2.45%	.83%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$3,613	$3,704	$4,612	$4,768	$6,736	$5,155
Portfolio turnover rate H	29 % G	34%	23%	60%	32%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2015 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$53.04	$50.52	$52.46	$60.55	$55.52	$53.08
Income from Investment Operations
Net investment income (loss) B,C	1.000	1.505	1.845	1.436	.539	.879
Net realized and unrealized gain (loss)	-	2.492	(1.158)	(6.395)	6.392	3.270
Total from investment operations	1.000	3.997	.687	(4.959)	6.931	4.149
Distributions from net investment income	(1.140)	(1.458)	(1.827)	(1.402)	(.550)	(.924)
Distributions from net realized gain	-	(.019)	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(1.140)	(1.477)	(2.627)	(3.131)	(1.901)	(1.709)
Net asset value, end of period	$52.90	$53.04	$50.52	$52.46	$60.55	$55.52
Total Return D,E	1.91%	8.08%	1.60%	(8.64)%	12.71%	7.98%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36% H	.36%	.36%	.36%	.37%	.37%
Expenses net of fee waivers, if any	.36 % H	.36%	.36%	.36%	.37%	.37%
Expenses net of all reductions	.36% H	.36%	.36%	.36%	.37%	.37%
Net investment income (loss)	3.75% H	2.98%	3.74%	2.55%	.93%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$124	$122	$171	$111	$122	$108
Portfolio turnover rate I	29 % H	34%	23%	60%	32%	61%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2015 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$53.05	$50.55	$52.46	$60.56	$55.53	$53.08
Income from Investment Operations
Net investment income (loss) B,C	1.027	1.624	1.920	1.434	.597	.932
Net realized and unrealized gain (loss)	(.005)	2.423	(1.181)	(6.334)	6.391	3.274
Total from investment operations	1.022	4.047	.739	(4.900)	6.988	4.206
Distributions from net investment income	(1.162)	(1.528)	(1.849)	(1.471)	(.607)	(.971)
Distributions from net realized gain	-	(.019)	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(1.162)	(1.547)	(2.649)	(3.200)	(1.958)	(1.756)
Net asset value, end of period	$52.91	$53.05	$50.55	$52.46	$60.56	$55.53
Total Return D,E	1.96%	8.18%	1.70%	(8.54)%	12.82%	8.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26% H	.26%	.26%	.26%	.27%	.27%
Expenses net of fee waivers, if any	.26 % H	.26%	.26%	.26%	.27%	.27%
Expenses net of all reductions	.26% H	.26%	.25%	.26%	.27%	.27%
Net investment income (loss)	3.85% H	3.20%	3.85%	2.65%	1.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$502	$486	$162	$837	$204	$112
Portfolio turnover rate I	29 % H	34%	23%	60%	32%	61%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2015 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$53.07	$50.54	$52.48	$60.57	$55.54	$53.12
Income from Investment Operations
Net investment income (loss) A,B	.980	1.458	1.799	1.376	.481	.827
Net realized and unrealized gain (loss)	(.008)	2.491	(1.168)	(6.387)	6.390	3.242
Total from investment operations	.972	3.949	.631	(5.011)	6.871	4.069
Distributions from net investment income	(1.112)	(1.400)	(1.771)	(1.350)	(.490)	(.864)
Distributions from net realized gain	-	(.019)	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(1.112)	(1.419)	(2.571)	(3.079)	(1.841)	(1.649)
Net asset value, end of period	$52.93	$53.07	$50.54	$52.48	$60.57	$55.54
Total Return C,D	1.86%	7.97%	1.48%	(8.72)%	12.59%	7.81%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.46%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.46 % G	.46%	.46%	.46%	.47%	.47%
Expenses net of all reductions	.46% G	.46%	.46%	.46%	.47%	.47%
Net investment income (loss)	3.65% G	2.88%	3.64%	2.45%	.83%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$50	$154	$253	$279	$278	$274
Portfolio turnover rate H	29 % G	34%	23%	60%	32%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2020 Fund℠
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 62.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	101,961	993,101
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	56,834	425,117
Fidelity Series Corporate Bond Fund (a)	68,218	628,975
Fidelity Series Emerging Markets Debt Fund (a)	5,800	46,397
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,494	13,040
Fidelity Series Floating Rate High Income Fund (a)	962	8,651
Fidelity Series Government Bond Index Fund (a)	112,205	1,013,212
Fidelity Series High Income Fund (a)	995	8,643
Fidelity Series International Credit Fund (a)	249	2,068
Fidelity Series International Developed Markets Bond Index Fund (a)	49,404	428,827
Fidelity Series Investment Grade Bond Fund (a)	97,454	965,774
Fidelity Series Investment Grade Securitized Fund (a)	69,262	610,197
Fidelity Series Long-Term Treasury Bond Index Fund (a)	41,936	223,100
Fidelity Series Real Estate Income Fund (a)	857	8,489
TOTAL BOND FUNDS (Cost $5,908,313)		5,375,591

Domestic Equity Funds - 17.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	17,250	350,010
Fidelity Series Commodity Strategy Fund (a)	220	19,701
Fidelity Series Large Cap Growth Index Fund (a)	8,773	227,219
Fidelity Series Large Cap Stock Fund (a)	8,538	204,746
Fidelity Series Large Cap Value Index Fund (a)	24,977	426,353
Fidelity Series Small Cap Core Fund (a)	8,833	111,204
Fidelity Series Small Cap Opportunities Fund (a)	3,160	47,648
Fidelity Series Value Discovery Fund (a)	9,440	149,913
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,034,155)		1,536,794

International Equity Funds - 18.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,310	101,219
Fidelity Series Emerging Markets Fund (a)	12,192	107,652
Fidelity Series Emerging Markets Opportunities Fund (a)	23,100	431,045
Fidelity Series International Growth Fund (a)	12,742	236,992
Fidelity Series International Index Fund (a)	7,242	90,090
Fidelity Series International Small Cap Fund (a)	6,979	116,548
Fidelity Series International Value Fund (a)	18,846	236,135
Fidelity Series Overseas Fund (a)	16,626	236,915
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,275,820)		1,556,596

Short-Term Funds - 1.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	2,106	21,057
Fidelity Series Treasury Bill Index Fund (a)	7,352	73,156
TOTAL SHORT-TERM FUNDS (Cost $93,855)		94,213

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $23,206)	4.46	23,206	23,206

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,335,349)	8,586,400
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,149)
NET ASSETS - 100.0%	8,583,251

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	925,994	201,713	139,314	18,273	(96)	4,804	993,101	101,961
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	396,560	77,493	33,521	9,752	(3,712)	(11,703)	425,117	56,834
Fidelity Series Blue Chip Growth Fund	329,095	75,856	77,577	30,244	1,482	21,154	350,010	17,250
Fidelity Series Canada Fund	94,208	22,357	17,063	2,936	88	1,629	101,219	6,310
Fidelity Series Commodity Strategy Fund	70,740	3,757	53,665	2,294	(23,606)	22,475	19,701	220
Fidelity Series Corporate Bond Fund	622,136	85,725	70,217	14,409	(2,962)	(5,707)	628,975	68,218
Fidelity Series Emerging Markets Debt Fund	44,097	5,241	3,416	1,259	(180)	655	46,397	5,800
Fidelity Series Emerging Markets Debt Local Currency Fund	13,779	1,490	1,750	614	(131)	(348)	13,040	1,494
Fidelity Series Emerging Markets Fund	120,679	22,988	31,143	3,245	(1,731)	(3,141)	107,652	12,192
Fidelity Series Emerging Markets Opportunities Fund	483,302	86,420	133,163	9,748	(3,336)	(2,178)	431,045	23,100
Fidelity Series Floating Rate High Income Fund	8,373	1,345	1,077	389	4	6	8,651	962
Fidelity Series Government Bond Index Fund	963,691	161,072	91,241	17,283	(680)	(19,630)	1,013,212	112,205
Fidelity Series Government Money Market Fund	18,753	7,494	3,041	534	-	-	23,206	23,206
Fidelity Series High Income Fund	45,387	4,474	42,123	1,160	(2,519)	3,424	8,643	995
Fidelity Series International Credit Fund	1,993	52	-	52	-	23	2,068	249
Fidelity Series International Developed Markets Bond Index Fund	332,217	129,237	29,840	8,608	(1,896)	(891)	428,827	49,404
Fidelity Series International Growth Fund	236,212	44,885	45,201	9,207	449	647	236,992	12,742
Fidelity Series International Index Fund	88,913	16,031	12,319	2,518	290	(2,825)	90,090	7,242
Fidelity Series International Small Cap Fund	126,651	21,203	21,327	11,356	402	(10,381)	116,548	6,979
Fidelity Series International Value Fund	234,844	48,971	37,083	10,087	609	(11,206)	236,135	18,846
Fidelity Series Investment Grade Bond Fund	939,979	137,129	94,367	21,148	(1,763)	(15,204)	965,774	97,454
Fidelity Series Investment Grade Securitized Fund	608,044	84,820	70,079	14,498	(4,030)	(8,558)	610,197	69,262
Fidelity Series Large Cap Growth Index Fund	210,905	32,861	45,644	947	1,159	27,938	227,219	8,773
Fidelity Series Large Cap Stock Fund	192,551	44,779	39,321	15,311	1,129	5,608	204,746	8,538
Fidelity Series Large Cap Value Index Fund	395,918	102,889	87,318	12,563	3,798	11,066	426,353	24,977
Fidelity Series Long-Term Treasury Bond Index Fund	253,731	33,783	49,963	4,327	(7,056)	(7,395)	223,100	41,936
Fidelity Series Overseas Fund	234,706	44,941	39,408	4,964	1,077	(4,401)	236,915	16,626
Fidelity Series Real Estate Income Fund	8,288	1,024	850	313	(18)	45	8,489	857
Fidelity Series Short-Term Credit Fund	20,472	2,098	1,592	457	(3)	82	21,057	2,106
Fidelity Series Small Cap Core Fund	97,109	30,907	18,500	1,150	99	1,589	111,204	8,833
Fidelity Series Small Cap Opportunities Fund	59,725	10,757	18,704	4,768	1,986	(6,116)	47,648	3,160
Fidelity Series Treasury Bill Index Fund	57,379	23,879	8,168	1,542	4	62	73,156	7,352
Fidelity Series Value Discovery Fund	138,644	38,541	25,178	5,929	780	(2,874)	149,913	9,440
	8,375,075	1,606,212	1,343,173	241,885	(40,363)	(11,351)	8,586,400	825,523

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	5,375,591	5,375,591	-	-

Domestic Equity Funds	1,536,794	1,536,794	-	-

International Equity Funds	1,556,596	1,556,596	-	-

Short-Term Funds	94,213	94,213	-	-

Money Market Funds	23,206	23,206	-	-
Total Investments in Securities:	8,586,400	8,586,400	-	-
Fidelity Managed Retirement 2020 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $8,335,349)	$8,586,400

Total Investment in Securities (cost $8,335,349)		$8,586,400
Receivable for investments sold		70,228
Other receivables		1
Total assets		8,656,629
Liabilities
Payable for investments purchased	$70,230
Accrued management fee	3,105
Distribution and service plan fees payable	43
Total liabilities		73,378
Net Assets		$8,583,251
Net Assets consist of:
Paid in capital		$8,766,305
Total accumulated earnings (loss)		(183,054)
Net Assets		$8,583,251

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($209,509 ÷ 3,885.24 shares)(a)		$53.92
Maximum offering price per share (100/94.25 of $53.92)		$57.21
Fidelity Managed Retirement 2020 :
Net Asset Value, offering price and redemption price per share ($6,604,997 ÷ 122,378.49 shares)		$53.97
Class K :
Net Asset Value, offering price and redemption price per share ($129,125 ÷ 2,392.33 shares)		$53.97
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,480,351 ÷ 27,430.73 shares)		$53.97
Class I :
Net Asset Value, offering price and redemption price per share ($159,269 ÷ 2,949.19 shares)		$54.00
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$177,203
Expenses
Management fee	$18,796
Distribution and service plan fees	261
Independent trustees' fees and expenses	11
Total expenses before reductions	19,068
Expense reductions	(1)
Total expenses after reductions		19,067
Net Investment income (loss)		158,136
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(40,363)
Capital gain distributions from underlying funds:
Affiliated issuers	64,682
Total net realized gain (loss)		24,319
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(11,351)
Total change in net unrealized appreciation (depreciation)		(11,351)
Net gain (loss)		12,968
Net increase (decrease) in net assets resulting from operations		$171,104
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$158,136	$247,472
Net realized gain (loss)	24,319	(40,262)
Change in net unrealized appreciation (depreciation)	(11,351)	543,266
Net increase (decrease) in net assets resulting from operations	171,104	750,476
Distributions to shareholders	(174,169)	(239,352)

Share transactions - net increase (decrease)	214,394	(894,312)
Total increase (decrease) in net assets	211,329	(383,188)

Net Assets
Beginning of period	8,371,922	8,755,110
End of period	$8,583,251	$8,371,922

Financial Highlights
Fidelity Advisor Managed Retirement 2020 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$53.89	$50.93	$51.75	$59.83	$53.77	$51.34
Income from Investment Operations
Net investment income (loss) A,B	.925	1.310	1.630	1.245	.327	.639
Net realized and unrealized gain (loss)	.118	2.887	(.705)	(6.741)	7.664	3.282
Total from investment operations	1.043	4.197	.925	(5.496)	7.991	3.921
Distributions from net investment income	(1.010)	(1.211)	(1.571)	(1.232)	(.409)	(.754)
Distributions from net realized gain	(.003)	(.026)	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.013)	(1.237)	(1.745)	(2.584)	(1.931)	(1.491)
Net asset value, end of period	$53.92	$53.89	$50.93	$51.75	$59.83	$53.77
Total Return C,D,E	1.96%	8.38%	2.03%	(9.62)%	15.15%	7.76%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.72 % H	.72%	.72%	.72%	.72%	.72%
Expenses net of all reductions	.72% H	.72%	.72%	.72%	.72%	.72%
Net investment income (loss)	3.41% H	2.57%	3.30%	2.22%	.57%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$210	$206	$234	$509	$678	$155
Portfolio turnover rate I	31 % H	32%	28%	67%	35%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2020 Fund℠

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$53.95	$51.00	$51.84	$59.92	$53.81	$51.35
Income from Investment Operations
Net investment income (loss) A,B	.994	1.462	1.755	1.389	.470	.777
Net realized and unrealized gain (loss)	.114	2.876	(.706)	(6.758)	7.671	3.281
Total from investment operations	1.108	4.338	1.049	(5.369)	8.141	4.058
Distributions from net investment income	(1.085)	(1.362)	(1.715)	(1.359)	(.509)	(.861)
Distributions from net realized gain	(.003)	(.026)	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.088)	(1.388)	(1.889)	(2.711)	(2.031)	(1.598)
Net asset value, end of period	$53.97	$53.95	$51.00	$51.84	$59.92	$53.81
Total Return C,D	2.09%	8.67%	2.29%	(9.40)%	15.44%	8.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47 % G	.47%	.47%	.47%	.47%	.47%
Expenses net of all reductions	.47% G	.47%	.47%	.47%	.47%	.47%
Net investment income (loss)	3.66% G	2.86%	3.55%	2.47%	.82%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$6,605	$6,803	$7,305	$8,171	$11,460	$6,193
Portfolio turnover rate H	31 % G	32%	28%	67%	35%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2020 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$53.96	$51.01	$51.85	$59.93	$53.82	$51.28
Income from Investment Operations
Net investment income (loss) B,C	1.021	1.486	1.804	1.439	.526	.829
Net realized and unrealized gain (loss)	.110	2.902	(.698)	(6.752)	7.661	3.357
Total from investment operations	1.131	4.388	1.106	(5.313)	8.187	4.186
Distributions from net investment income	(1.118)	(1.412)	(1.772)	(1.415)	(.555)	(.909)
Distributions from net realized gain	(.003)	(.026)	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.121)	(1.438)	(1.946)	(2.767)	(2.077)	(1.646)
Net asset value, end of period	$53.97	$53.96	$51.01	$51.85	$59.93	$53.82
Total Return D,E	2.13%	8.78%	2.41%	(9.31)%	15.53%	8.31%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.37% H	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.37 % H	.37%	.37%	.37%	.37%	.37%
Expenses net of all reductions	.37% H	.37%	.37%	.37%	.37%	.37%
Net investment income (loss)	3.76% H	2.92%	3.65%	2.57%	.92%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$129	$126	$141	$113	$125	$108
Portfolio turnover rate I	31 % H	32%	28%	67%	35%	69%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2020 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$53.95	$51.01	$51.85	$59.93	$53.82	$51.28
Income from Investment Operations
Net investment income (loss) B,C	1.045	1.498	1.856	1.458	.584	.869
Net realized and unrealized gain (loss)	.122	2.938	(.707)	(6.709)	7.661	3.369
Total from investment operations	1.167	4.436	1.149	(5.251)	8.245	4.238
Distributions from net investment income	(1.144)	(1.470)	(1.815)	(1.477)	(.613)	(.961)
Distributions from net realized gain	(.003)	(.026)	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.147)	(1.496)	(1.989)	(2.829)	(2.135)	(1.698)
Net asset value, end of period	$53.97	$53.95	$51.01	$51.85	$59.93	$53.82
Total Return D,E	2.20%	8.88%	2.50%	(9.21)%	15.65%	8.42%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.27% H	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.27 % H	.27%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.27% H	.27%	.27%	.27%	.27%	.27%
Net investment income (loss)	3.86% H	2.92%	3.75%	2.67%	1.02%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,480	$1,074	$741	$1,110	$628	$406
Portfolio turnover rate I	31 % H	32%	28%	67%	35%	69%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2020 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$53.98	$51.03	$51.87	$59.95	$53.83	$51.35
Income from Investment Operations
Net investment income (loss) A,B	.995	1.436	1.757	1.389	.470	.779
Net realized and unrealized gain (loss)	.114	2.895	(.704)	(6.761)	7.673	3.282
Total from investment operations	1.109	4.331	1.053	(5.372)	8.143	4.061
Distributions from net investment income	(1.086)	(1.355)	(1.719)	(1.356)	(.501)	(.844)
Distributions from net realized gain	(.003)	(.026)	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.089)	(1.381)	(1.893)	(2.708)	(2.023)	(1.581)
Net asset value, end of period	$54.00	$53.98	$51.03	$51.87	$59.95	$53.83
Total Return C,D	2.09%	8.65%	2.30%	(9.40)%	15.44%	8.05%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47 % G	.47%	.47%	.47%	.47%	.47%
Expenses net of all reductions	.47% G	.47%	.47%	.47%	.47%	.47%
Net investment income (loss)	3.66% G	2.82%	3.55%	2.47%	.82%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$159	$163	$218	$249	$320	$212
Portfolio turnover rate H	31 % G	32%	28%	67%	35%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2025 Fund℠
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 57.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	401,372	3,909,365
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	476,573	3,564,769
Fidelity Series Corporate Bond Fund (a)	369,970	3,411,126
Fidelity Series Emerging Markets Debt Fund (a)	35,274	282,195
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,966	78,275
Fidelity Series Floating Rate High Income Fund (a)	5,836	52,466
Fidelity Series Government Bond Index Fund (a)	608,531	5,495,038
Fidelity Series High Income Fund (a)	6,031	52,414
Fidelity Series International Credit Fund (a)	1,658	13,797
Fidelity Series International Developed Markets Bond Index Fund (a)	299,496	2,599,624
Fidelity Series Investment Grade Bond Fund (a)	528,527	5,237,707
Fidelity Series Investment Grade Securitized Fund (a)	375,631	3,309,313
Fidelity Series Long-Term Treasury Bond Index Fund (a)	321,809	1,712,026
Fidelity Series Real Estate Income Fund (a)	5,196	51,490
TOTAL BOND FUNDS (Cost $33,340,130)		29,769,605

Domestic Equity Funds - 21.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	127,670	2,590,420
Fidelity Series Commodity Strategy Fund (a)	1,332	119,488
Fidelity Series Large Cap Growth Index Fund (a)	64,928	1,681,632
Fidelity Series Large Cap Stock Fund (a)	63,192	1,515,335
Fidelity Series Large Cap Value Index Fund (a)	184,853	3,155,437
Fidelity Series Small Cap Core Fund (a)	65,372	823,032
Fidelity Series Small Cap Opportunities Fund (a)	23,386	352,654
Fidelity Series Value Discovery Fund (a)	69,868	1,109,507
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,752,538)		11,347,505

International Equity Funds - 20.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	44,977	721,438
Fidelity Series Emerging Markets Fund (a)	82,819	731,291
Fidelity Series Emerging Markets Opportunities Fund (a)	156,919	2,928,110
Fidelity Series International Growth Fund (a)	90,815	1,689,156
Fidelity Series International Index Fund (a)	51,614	642,075
Fidelity Series International Small Cap Fund (a)	42,327	706,863
Fidelity Series International Value Fund (a)	134,319	1,683,018
Fidelity Series Overseas Fund (a)	118,499	1,688,607
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,102,875)		10,790,558

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	266	2,655
Fidelity Series Treasury Bill Index Fund (a)	10,093	100,423
TOTAL SHORT-TERM FUNDS (Cost $102,942)		103,078

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $33,030)	4.46	33,030	33,030

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $50,331,515)	52,043,776
NET OTHER ASSETS (LIABILITIES) - 0.0%	(18,296)
NET ASSETS - 100.0%	52,025,480

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,516,684	1,090,938	718,832	69,413	(1,235)	21,810	3,909,365	401,372
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,313,197	705,170	332,930	79,280	(13,689)	(106,979)	3,564,769	476,573
Fidelity Series Blue Chip Growth Fund	2,424,215	611,979	603,143	223,020	333	157,036	2,590,420	127,670
Fidelity Series Canada Fund	662,126	170,178	123,711	20,196	907	11,938	721,438	44,977
Fidelity Series Commodity Strategy Fund	423,833	26,248	323,873	13,669	(131,818)	125,098	119,488	1,332
Fidelity Series Corporate Bond Fund	3,334,192	586,563	466,861	76,398	(16,481)	(26,287)	3,411,126	369,970
Fidelity Series Emerging Markets Debt Fund	264,474	41,895	27,260	7,430	81	3,005	282,195	35,274
Fidelity Series Emerging Markets Debt Local Currency Fund	81,492	11,218	11,766	3,559	(1,158)	(1,511)	78,275	8,966
Fidelity Series Emerging Markets Fund	796,934	169,316	205,316	21,019	(4,077)	(25,566)	731,291	82,819
Fidelity Series Emerging Markets Opportunities Fund	3,191,434	644,282	881,038	63,046	(10,622)	(15,946)	2,928,110	156,919
Fidelity Series Floating Rate High Income Fund	50,018	10,048	7,654	2,304	(3)	57	52,466	5,836
Fidelity Series Government Bond Index Fund	5,164,822	1,060,442	626,701	91,638	(463)	(103,062)	5,495,038	608,531
Fidelity Series Government Money Market Fund	7,641	43,027	17,638	483	-	-	33,030	33,030
Fidelity Series High Income Fund	271,205	28,861	253,063	6,893	(17,644)	23,055	52,414	6,031
Fidelity Series International Credit Fund	13,290	346	-	346	-	161	13,797	1,658
Fidelity Series International Developed Markets Bond Index Fund	1,985,188	849,978	220,597	50,169	(552)	(14,393)	2,599,624	299,496
Fidelity Series International Growth Fund	1,660,164	338,346	320,986	63,335	6,017	5,615	1,689,156	90,815
Fidelity Series International Index Fund	624,615	127,269	94,007	17,319	312	(16,114)	642,075	51,614
Fidelity Series International Small Cap Fund	756,366	152,597	145,376	66,091	(723)	(56,001)	706,863	42,327
Fidelity Series International Value Fund	1,650,261	378,926	277,142	69,487	4,859	(73,886)	1,683,018	134,319
Fidelity Series Investment Grade Bond Fund	5,037,622	928,019	642,440	112,088	(21,751)	(63,743)	5,237,707	528,527
Fidelity Series Investment Grade Securitized Fund	3,258,674	572,669	458,353	76,698	(16,758)	(46,919)	3,309,313	375,631
Fidelity Series Large Cap Growth Index Fund	1,554,928	279,013	362,679	6,697	5,041	205,329	1,681,632	64,928
Fidelity Series Large Cap Stock Fund	1,416,219	349,695	300,963	111,113	12,103	38,281	1,515,335	63,192
Fidelity Series Large Cap Value Index Fund	2,911,902	796,089	668,669	88,859	18,021	98,094	3,155,437	184,853
Fidelity Series Long-Term Treasury Bond Index Fund	1,821,401	350,109	356,921	31,143	(31,679)	(70,884)	1,712,026	321,809
Fidelity Series Overseas Fund	1,649,295	341,337	283,139	34,143	5,485	(24,371)	1,688,607	118,499
Fidelity Series Real Estate Income Fund	49,587	7,727	6,036	1,843	33	179	51,490	5,196
Fidelity Series Short-Term Credit Fund	2,588	57	-	57	-	10	2,655	266
Fidelity Series Small Cap Core Fund	705,151	251,126	146,702	8,078	1,147	12,310	823,032	65,372
Fidelity Series Small Cap Opportunities Fund	439,894	87,749	144,864	35,104	13,880	(44,005)	352,654	23,386
Fidelity Series Treasury Bill Index Fund	19,553	103,624	22,821	1,279	16	51	100,423	10,093
Fidelity Series Value Discovery Fund	1,019,696	300,999	199,170	41,936	2,345	(14,363)	1,109,507	69,868
	50,078,661	11,415,840	9,250,651	1,494,133	(198,073)	(2,001)	52,043,776	4,811,149

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	29,769,605	29,769,605	-	-

Domestic Equity Funds	11,347,505	11,347,505	-	-

International Equity Funds	10,790,558	10,790,558	-	-

Short-Term Funds	103,078	103,078	-	-

Money Market Funds	33,030	33,030	-	-
Total Investments in Securities:	52,043,776	52,043,776	-	-
Fidelity Managed Retirement 2025 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $50,331,515)	$52,043,776

Total Investment in Securities (cost $50,331,515)		$52,043,776
Receivable for investments sold		467,812
Receivable for fund shares sold		3,486
Total assets		52,515,074
Liabilities
Payable for investments purchased	$428,898
Payable for fund shares redeemed	42,400
Accrued management fee	17,891
Distribution and service plan fees payable	392
Other payables and accrued expenses	13
Total liabilities		489,594
Net Assets		$52,025,480
Net Assets consist of:
Paid in capital		$52,457,893
Total accumulated earnings (loss)		(432,413)
Net Assets		$52,025,480

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,904,155 ÷ 33,891.45 shares)(a)		$56.18
Maximum offering price per share (100/94.25 of $56.18)		$59.61
Fidelity Managed Retirement 2025 :
Net Asset Value, offering price and redemption price per share ($35,615,724 ÷ 632,298.82 shares)		$56.33
Class K :
Net Asset Value, offering price and redemption price per share ($133,427 ÷ 2,366.68 shares)		$56.38
Class K6 :
Net Asset Value, offering price and redemption price per share ($14,308,891 ÷ 254,137.12 shares)		$56.30
Class I :
Net Asset Value, offering price and redemption price per share ($63,283 ÷ 1,119.16 shares)		$56.55
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,035,215
Expenses
Management fee	$107,782
Distribution and service plan fees	2,523
Independent trustees' fees and expenses	66
Total expenses before reductions	110,371
Expense reductions	(11)
Total expenses after reductions		110,360
Net Investment income (loss)		924,855
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(198,073)
Capital gain distributions from underlying funds:
Affiliated issuers	458,918
Total net realized gain (loss)		260,845
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(2,001)
Total change in net unrealized appreciation (depreciation)		(2,001)
Net gain (loss)		258,844
Net increase (decrease) in net assets resulting from operations		$1,183,699
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$924,855	$1,356,943
Net realized gain (loss)	260,845	(85,831)
Change in net unrealized appreciation (depreciation)	(2,001)	3,113,202
Net increase (decrease) in net assets resulting from operations	1,183,699	4,384,314
Distributions to shareholders	(1,001,218)	(1,330,242)

Share transactions - net increase (decrease)	1,782,155	(6,016,589)
Total increase (decrease) in net assets	1,964,636	(2,962,517)

Net Assets
Beginning of period	50,060,844	53,023,361
End of period	$52,025,480	$50,060,844

Financial Highlights
Fidelity Advisor Managed Retirement 2025 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$55.99	$52.54	$53.57	$62.69	$55.13	$52.89
Income from Investment Operations
Net investment income (loss) A,B	.948	1.332	1.586	1.274	.377	.692
Net realized and unrealized gain (loss)	.263	3.363	(.249)	(7.367)	9.095	3.455
Total from investment operations	1.211	4.695	1.337	(6.093)	9.472	4.147
Distributions from net investment income	(1.017)	(1.212)	(1.562)	(1.297)	(.446)	(.756)
Distributions from net realized gain	(.004)	(.033)	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(1.021)	(1.245)	(2.367)	(3.027)	(1.912)	(1.907)
Net asset value, end of period	$56.18	$55.99	$52.54	$53.57	$62.69	$55.13
Total Return C,D,E	2.20%	9.09%	2.84%	(10.25)%	17.50%	8.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.72%	.73%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.72 % H	.72%	.73%	.73%	.73%	.73%
Expenses net of all reductions	.72% H	.72%	.73%	.73%	.73%	.73%
Net investment income (loss)	3.36% H	2.52%	3.13%	2.19%	.63%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$1,904	$2,053	$1,583	$1,689	$1,867	$993
Portfolio turnover rate I	36 % H	36%	31%	53%	27%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2025 Fund℠

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$56.14	$52.66	$53.69	$62.80	$55.19	$52.92
Income from Investment Operations
Net investment income (loss) A,B	1.021	1.467	1.716	1.421	.525	.825
Net realized and unrealized gain (loss)	.268	3.380	(.253)	(7.388)	9.109	3.466
Total from investment operations	1.289	4.847	1.463	(5.967)	9.634	4.291
Distributions from net investment income	(1.095)	(1.334)	(1.688)	(1.413)	(.558)	(.870)
Distributions from net realized gain	(.004)	(.033)	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(1.099)	(1.367)	(2.493)	(3.143)	(2.024)	(2.021)
Net asset value, end of period	$56.33	$56.14	$52.66	$53.69	$62.80	$55.19
Total Return C,D	2.33%	9.38%	3.09%	(10.03)%	17.79%	8.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.47%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47 % G	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.47% G	.47%	.48%	.48%	.48%	.48%
Net investment income (loss)	3.61% G	2.78%	3.38%	2.44%	.88%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$35,616	$37,991	$47,433	$51,468	$55,127	$30,093
Portfolio turnover rate H	36 % G	36%	31%	53%	27%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2025 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$56.19	$52.67	$53.71	$62.82	$55.20	$52.82
Income from Investment Operations
Net investment income (loss) B,C	1.050	1.511	1.766	1.480	.582	.879
Net realized and unrealized gain (loss)	.268	3.389	(.250)	(7.390)	9.109	3.572
Total from investment operations	1.318	4.900	1.516	(5.910)	9.691	4.451
Distributions from net investment income	(1.124)	(1.347)	(1.751)	(1.470)	(.605)	(.920)
Distributions from net realized gain	(.004)	(.033)	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(1.128)	(1.380)	(2.556)	(3.200)	(2.071)	(2.071)
Net asset value, end of period	$56.38	$56.19	$52.67	$53.71	$62.82	$55.20
Total Return D,E	2.38%	9.49%	3.20%	(9.94)%	17.90%	8.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.37% H	.38%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.37 % H	.38%	.38%	.38%	.38%	.38%
Expenses net of all reductions	.37% H	.38%	.38%	.38%	.38%	.38%
Net investment income (loss)	3.71% H	2.87%	3.48%	2.54%	.98%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$133	$130	$364	$115	$128	$109
Portfolio turnover rate I	36 % H	36%	31%	53%	27%	67%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2025 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$56.12	$52.66	$53.70	$62.81	$55.20	$52.82
Income from Investment Operations
Net investment income (loss) B,C	1.073	1.222	1.817	1.527	.648	.932
Net realized and unrealized gain (loss)	.268	3.726	(.254)	(7.379)	9.105	3.567
Total from investment operations	1.341	4.948	1.563	(5.852)	9.753	4.499
Distributions from net investment income	(1.157)	(1.455)	(1.798)	(1.528)	(.677)	(.968)
Distributions from net realized gain	(.004)	(.033)	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(1.161)	(1.488)	(2.603)	(3.258)	(2.143)	(2.119)
Net asset value, end of period	$56.30	$56.12	$52.66	$53.70	$62.81	$55.20
Total Return D,E	2.43%	9.59%	3.30%	(9.85)%	18.03%	8.73%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.27% H	.27%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.27 % H	.27%	.28%	.28%	.28%	.28%
Expenses net of all reductions	.27% H	.27%	.28%	.28%	.28%	.28%
Net investment income (loss)	3.81% H	2.29%	3.58%	2.64%	1.08%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$14,309	$9,823	$3,350	$2,437	$1,351	$412
Portfolio turnover rate I	36 % H	36%	31%	53%	27%	67%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2025 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$56.35	$52.85	$53.82	$62.93	$55.30	$53.00
Income from Investment Operations
Net investment income (loss) A,B	1.025	1.462	1.723	1.427	.525	.831
Net realized and unrealized gain (loss)	.274	3.393	(.249)	(7.400)	9.122	3.463
Total from investment operations	1.299	4.855	1.474	(5.973)	9.647	4.294
Distributions from net investment income	(1.095)	(1.322)	(1.639)	(1.407)	(.551)	(.843)
Distributions from net realized gain	(.004)	(.033)	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(1.099)	(1.355)	(2.444)	(3.137)	(2.017)	(1.994)
Net asset value, end of period	$56.55	$56.35	$52.85	$53.82	$62.93	$55.30
Total Return C,D	2.34%	9.36%	3.10%	(10.02)%	17.78%	8.29%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.47%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47 % G	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.47% G	.47%	.48%	.48%	.48%	.48%
Net investment income (loss)	3.61% G	2.77%	3.39%	2.44%	.88%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$63	$64	$174	$556	$765	$498
Portfolio turnover rate H	36 % G	36%	31%	53%	27%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2030 Fund℠
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 52.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	210,653	2,051,765
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	513,423	3,840,408
Fidelity Series Corporate Bond Fund (a)	301,129	2,776,408
Fidelity Series Emerging Markets Debt Fund (a)	32,487	259,895
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,065	70,410
Fidelity Series Floating Rate High Income Fund (a)	5,347	48,073
Fidelity Series Government Bond Index Fund (a)	495,306	4,472,614
Fidelity Series High Income Fund (a)	5,527	48,026
Fidelity Series International Credit Fund (a)	652	5,421
Fidelity Series International Developed Markets Bond Index Fund (a)	275,260	2,389,254
Fidelity Series Investment Grade Bond Fund (a)	430,188	4,263,168
Fidelity Series Investment Grade Securitized Fund (a)	305,741	2,693,574
Fidelity Series Long-Term Treasury Bond Index Fund (a)	358,493	1,907,181
Fidelity Series Real Estate Income Fund (a)	4,761	47,185
TOTAL BOND FUNDS (Cost $27,527,275)		24,873,382

Domestic Equity Funds - 25.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	133,954	2,717,919
Fidelity Series Commodity Strategy Fund (a)	1,221	109,492
Fidelity Series Large Cap Growth Index Fund (a)	68,122	1,764,362
Fidelity Series Large Cap Stock Fund (a)	66,302	1,589,924
Fidelity Series Large Cap Value Index Fund (a)	193,951	3,310,750
Fidelity Series Small Cap Core Fund (a)	68,589	863,537
Fidelity Series Small Cap Opportunities Fund (a)	24,536	370,006
Fidelity Series Value Discovery Fund (a)	73,307	1,164,117
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,896,319)		11,890,107

International Equity Funds - 22.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	46,138	740,054
Fidelity Series Emerging Markets Fund (a)	82,434	727,893
Fidelity Series Emerging Markets Opportunities Fund (a)	156,174	2,914,215
Fidelity Series International Growth Fund (a)	93,142	1,732,450
Fidelity Series International Index Fund (a)	52,937	658,537
Fidelity Series International Small Cap Fund (a)	38,787	647,739
Fidelity Series International Value Fund (a)	137,776	1,726,331
Fidelity Series Overseas Fund (a)	121,537	1,731,903
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,135,837)		10,879,122

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	6	60
Fidelity Series Treasury Bill Index Fund (a)	1,868	18,585
TOTAL SHORT-TERM FUNDS (Cost $18,632)		18,645

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $5,322)	4.46	5,322	5,322

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $46,583,385)	47,666,578
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,633)
NET ASSETS - 100.0%	47,649,945

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,707,009	931,387	596,245	37,241	(6,545)	16,159	2,051,765	210,653
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,278,604	1,229,581	532,720	85,338	(25,854)	(109,203)	3,840,408	513,423
Fidelity Series Blue Chip Growth Fund	2,363,070	951,091	765,696	221,271	2,271	167,183	2,717,919	133,954
Fidelity Series Canada Fund	628,070	250,370	147,062	21,413	(1,295)	9,971	740,054	46,138
Fidelity Series Commodity Strategy Fund	360,562	37,796	283,183	12,008	(87,310)	81,627	109,492	1,221
Fidelity Series Corporate Bond Fund	2,527,146	816,298	529,235	60,762	(10,854)	(26,947)	2,776,408	301,129
Fidelity Series Emerging Markets Debt Fund	225,732	71,328	39,498	6,756	(482)	2,815	259,895	32,487
Fidelity Series Emerging Markets Debt Local Currency Fund	68,684	18,598	14,178	3,316	(576)	(2,118)	70,410	8,065
Fidelity Series Emerging Markets Fund	726,862	244,456	210,556	21,470	(5,599)	(27,270)	727,893	82,434
Fidelity Series Emerging Markets Opportunities Fund	2,910,967	995,392	950,841	64,330	(24,767)	(16,536)	2,914,215	156,174
Fidelity Series Floating Rate High Income Fund	42,550	14,891	9,410	2,061	2	40	48,073	5,347
Fidelity Series Government Bond Index Fund	3,913,889	1,420,256	775,456	72,922	(24,317)	(61,758)	4,472,614	495,306
Fidelity Series Government Money Market Fund	2,499	15,545	12,722	117	-	-	5,322	5,322
Fidelity Series High Income Fund	230,893	56,263	243,800	6,122	(11,244)	15,914	48,026	5,527
Fidelity Series International Credit Fund	5,222	136	-	136	-	63	5,421	652
Fidelity Series International Developed Markets Bond Index Fund	1,688,723	1,057,053	340,038	47,083	(2,928)	(13,556)	2,389,254	275,260
Fidelity Series International Growth Fund	1,574,786	524,097	372,939	67,152	3,621	2,885	1,732,450	93,142
Fidelity Series International Index Fund	591,948	204,617	120,836	18,362	(2,416)	(14,776)	658,537	52,937
Fidelity Series International Small Cap Fund	644,827	219,631	162,356	62,489	(9,931)	(44,432)	647,739	38,787
Fidelity Series International Value Fund	1,564,631	557,446	321,178	73,583	(5,893)	(68,675)	1,726,331	137,776
Fidelity Series Investment Grade Bond Fund	3,817,987	1,290,705	772,621	89,308	(12,554)	(60,349)	4,263,168	430,188
Fidelity Series Investment Grade Securitized Fund	2,469,905	796,355	518,745	61,341	(15,727)	(38,214)	2,693,574	305,741
Fidelity Series Large Cap Growth Index Fund	1,516,923	501,808	468,514	7,245	3,118	211,027	1,764,362	68,122
Fidelity Series Large Cap Stock Fund	1,378,558	531,284	369,519	113,259	1,809	47,792	1,589,924	66,302
Fidelity Series Large Cap Value Index Fund	2,834,611	1,139,474	766,271	96,154	314	102,622	3,310,750	193,951
Fidelity Series Long-Term Treasury Bond Index Fund	1,832,201	605,985	417,323	33,125	(39,595)	(74,087)	1,907,181	358,493
Fidelity Series Overseas Fund	1,563,917	544,318	354,642	36,199	(3,309)	(18,381)	1,731,903	121,537
Fidelity Series Real Estate Income Fund	42,201	12,770	7,882	1,678	32	64	47,185	4,761
Fidelity Series Short-Term Credit Fund	59	2	-	2	-	(1)	60	6
Fidelity Series Small Cap Core Fund	683,280	342,392	173,837	8,700	(631)	12,333	863,537	68,589
Fidelity Series Small Cap Opportunities Fund	426,138	127,173	152,278	35,020	5,718	(36,745)	370,006	24,536
Fidelity Series Treasury Bill Index Fund	5,871	39,183	26,486	335	4	13	18,585	1,868
Fidelity Series Value Discovery Fund	992,642	418,545	228,907	45,380	(1,180)	(16,983)	1,164,117	73,307
	42,620,967	15,966,226	10,684,974	1,411,678	(276,118)	40,477	47,666,578	4,313,135

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	24,873,382	24,873,382	-	-

Domestic Equity Funds	11,890,107	11,890,107	-	-

International Equity Funds	10,879,122	10,879,122	-	-

Short-Term Funds	18,645	18,645	-	-

Money Market Funds	5,322	5,322	-	-
Total Investments in Securities:	47,666,578	47,666,578	-	-
Fidelity Managed Retirement 2030 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $46,583,385)	$47,666,578

Total Investment in Securities (cost $46,583,385)		$47,666,578
Receivable for investments sold		362,463
Receivable for fund shares sold		75,959
Total assets		48,105,000
Liabilities
Payable for investments purchased	$428,297
Payable for fund shares redeemed	10,125
Accrued management fee	16,424
Distribution and service plan fees payable	209
Total liabilities		455,055
Net Assets		$47,649,945
Net Assets consist of:
Paid in capital		$48,189,329
Total accumulated earnings (loss)		(539,384)
Net Assets		$47,649,945

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,039,255 ÷ 90,939.35 shares)(a)		$11.43
Maximum offering price per share (100/94.25 of $11.43)		$12.13
Fidelity Managed Retirement 2030 Fund :
Net Asset Value, offering price and redemption price per share ($31,758,895 ÷ 2,774,160.04 shares)		$11.45
Class K :
Net Asset Value, offering price and redemption price per share ($230,026 ÷ 20,042.32 shares)		$11.48
Class K6 :
Net Asset Value, offering price and redemption price per share ($14,278,464 ÷ 1,245,652.02 shares)		$11.46
Class I :
Net Asset Value, offering price and redemption price per share ($343,305 ÷ 29,949.15 shares)		$11.46
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$949,390
Expenses
Management fee	$96,392
Distribution and service plan fees	1,244
Independent trustees' fees and expenses	58
Total expenses before reductions	97,694
Expense reductions	(5)
Total expenses after reductions		97,689
Net Investment income (loss)		851,701
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(276,118)
Capital gain distributions from underlying funds:
Affiliated issuers	462,288
Total net realized gain (loss)		186,170
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	40,477
Total change in net unrealized appreciation (depreciation)		40,477
Net gain (loss)		226,647
Net increase (decrease) in net assets resulting from operations		$1,078,348
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$851,701	$1,011,867
Net realized gain (loss)	186,170	(145,829)
Change in net unrealized appreciation (depreciation)	40,477	3,007,742
Net increase (decrease) in net assets resulting from operations	1,078,348	3,873,780
Distributions to shareholders	(918,022)	(984,355)

Share transactions - net increase (decrease)	4,883,985	651,896
Total increase (decrease) in net assets	5,044,311	3,541,321

Net Assets
Beginning of period	42,605,634	39,064,313
End of period	$47,649,945	$42,605,634

Financial Highlights
Fidelity Advisor Managed Retirement 2030 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$10.61	$10.68	$12.51	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.198	.250	.304	.248	.056	.104
Net realized and unrealized gain (loss)	.072	.750	.029	(1.517)	1.993	.837
Total from investment operations	.270	1.000	.333	(1.269)	2.049	.941
Distributions from net investment income	(.210)	(.232)	(.303)	(.257)	(.089)	(.121)
Distributions from net realized gain	-	(.008)	(.100)	(.304)	(.230)	(.040)
Total distributions	(.210)	(.240)	(.403)	(.561)	(.319)	(.161)
Net asset value, end of period	$11.43	$11.37	$10.61	$10.68	$12.51	$10.78
Total Return D,E,F	2.41%	9.59%	3.46%	(10.66)%	19.28%	9.46%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73% I	.73%	.73%	.73%	.73%	.73% I
Expenses net of fee waivers, if any	.73 % I	.73%	.73%	.73%	.73%	.73% I
Expenses net of all reductions	.73% I	.73%	.73%	.73%	.73%	.73% I
Net investment income (loss)	3.46% I	2.35%	2.99%	2.13%	.47%	1.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,039	$979	$546	$455	$595	$300
Portfolio turnover rate J	47 % I	40%	31%	54%	46%	117% I

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2030 Fund℠

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$10.62	$10.69	$12.51	$10.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.213	.279	.330	.275	.086	.127
Net realized and unrealized gain (loss)	.070	.754	.028	(1.510)	1.990	.832
Total from investment operations	.283	1.033	.358	(1.235)	2.076	.959
Distributions from net investment income	(.223)	(.255)	(.328)	(.281)	(.106)	(.149)
Distributions from net realized gain	-	(.008)	(.100)	(.304)	(.230)	(.040)
Total distributions	(.223)	(.263)	(.428)	(.585)	(.336)	(.189)
Net asset value, end of period	$11.45	$11.39	$10.62	$10.69	$12.51	$10.77
Total Return D,E	2.52%	9.91%	3.71%	(10.39)%	19.57%	9.66%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H	.48%	.48%	.48%	.48%	.48% H
Expenses net of fee waivers, if any	.48 % H	.48%	.48%	.48%	.48%	.48% H
Expenses net of all reductions	.48% H	.48%	.48%	.48%	.48%	.48% H
Net investment income (loss)	3.71% H	2.61%	3.24%	2.38%	.73%	1.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$31,759	$31,065	$35,369	$32,369	$28,958	$4,986
Portfolio turnover rate I	47 % H	40%	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2030 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$10.64	$10.71	$12.53	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.219	.287	.341	.289	.097	.138
Net realized and unrealized gain (loss)	.070	.758	.028	(1.514)	1.994	.832
Total from investment operations	.289	1.045	.369	(1.225)	2.091	.970
Distributions from net investment income	(.229)	(.257)	(.339)	(.291)	(.111)	(.150)
Distributions from net realized gain	-	(.008)	(.100)	(.304)	(.230)	(.040)
Total distributions	(.229)	(.265)	(.439)	(.595)	(.341)	(.190)
Net asset value, end of period	$11.48	$11.42	$10.64	$10.71	$12.53	$10.78
Total Return D,E	2.57%	10.01%	3.82%	(10.30)%	19.69%	9.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38% H	.39%	.38%	.38%	.38%	.38% H
Expenses net of fee waivers, if any	.38 % H	.39%	.38%	.38%	.38%	.38% H
Expenses net of all reductions	.38% H	.39%	.38%	.38%	.38%	.38% H
Net investment income (loss)	3.81% H	2.69%	3.34%	2.48%	.83%	1.41% H
Supplemental Data
Net assets, end of period (000 omitted)	$230	$224	$347	$196	$219	$183
Portfolio turnover rate I	47 % H	40%	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2030 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$10.64	$10.71	$12.53	$10.79	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.224	.257	.352	.303	.111	.148
Net realized and unrealized gain (loss)	.072	.790	.028	(1.517)	1.985	.840
Total from investment operations	.296	1.047	.380	(1.214)	2.096	.988
Distributions from net investment income	(.236)	(.279)	(.350)	(.302)	(.126)	(.158)
Distributions from net realized gain	-	(.008)	(.100)	(.304)	(.230)	(.040)
Total distributions	(.236)	(.287)	(.450)	(.606)	(.356)	(.198)
Net asset value, end of period	$11.46	$11.40	$10.64	$10.71	$12.53	$10.79
Total Return D,E	2.64%	10.04%	3.93%	(10.21)%	19.73%	9.95%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H	.28%	.28%	.28%	.28%	.28% H
Expenses net of fee waivers, if any	.28 % H	.28%	.28%	.28%	.28%	.28% H
Expenses net of all reductions	.28% H	.28%	.28%	.28%	.28%	.28% H
Net investment income (loss)	3.90% H	2.37%	3.44%	2.58%	.93%	1.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$14,278	$10,002	$2,105	$892	$1,459	$183
Portfolio turnover rate I	47 % H	40%	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2030 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$10.63	$10.70	$12.53	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.213	.277	.331	.277	.086	.128
Net realized and unrealized gain (loss)	.071	.755	.027	(1.523)	1.998	.833
Total from investment operations	.284	1.032	.358	(1.246)	2.084	.961
Distributions from net investment income	(.224)	(.254)	(.328)	(.280)	(.104)	(.141)
Distributions from net realized gain	-	(.008)	(.100)	(.304)	(.230)	(.040)
Total distributions	(.224)	(.262)	(.428)	(.584)	(.334)	(.181)
Net asset value, end of period	$11.46	$11.40	$10.63	$10.70	$12.53	$10.78
Total Return D,E	2.53%	9.89%	3.71%	(10.46)%	19.62%	9.67%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H	.48%	.48%	.48%	.48%	.48% H
Expenses net of fee waivers, if any	.48 % H	.48%	.48%	.48%	.48%	.48% H
Expenses net of all reductions	.48% H	.48%	.48%	.48%	.48%	.48% H
Net investment income (loss)	3.71% H	2.59%	3.25%	2.38%	.73%	1.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$343	$335	$351	$359	$421	$254
Portfolio turnover rate I	47 % H	40%	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2035 Fund℠
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 47.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	26,307	256,235
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	173,840	1,300,320
Fidelity Series Corporate Bond Fund (a)	83,446	769,374
Fidelity Series Emerging Markets Debt Fund (a)	10,300	82,397
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,345	20,474
Fidelity Series Floating Rate High Income Fund (a)	1,665	14,971
Fidelity Series Government Bond Index Fund (a)	137,255	1,239,412
Fidelity Series High Income Fund (a)	1,721	14,955
Fidelity Series International Developed Markets Bond Index Fund (a)	85,927	745,843
Fidelity Series Investment Grade Bond Fund (a)	119,209	1,181,363
Fidelity Series Investment Grade Securitized Fund (a)	84,723	746,407
Fidelity Series Long-Term Treasury Bond Index Fund (a)	128,389	683,028
Fidelity Series Real Estate Income Fund (a)	1,482	14,692
TOTAL BOND FUNDS (Cost $7,120,448)		7,069,471

Domestic Equity Funds - 27.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	46,170	936,785
Fidelity Series Commodity Strategy Fund (a)	380	34,098
Fidelity Series Large Cap Growth Index Fund (a)	23,480	608,138
Fidelity Series Large Cap Stock Fund (a)	22,853	548,003
Fidelity Series Large Cap Value Index Fund (a)	66,850	1,141,123
Fidelity Series Small Cap Core Fund (a)	23,640	297,633
Fidelity Series Small Cap Opportunities Fund (a)	8,457	127,531
Fidelity Series Value Discovery Fund (a)	25,267	401,237
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,580,260)		4,094,548

International Equity Funds - 24.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	15,657	251,131
Fidelity Series Emerging Markets Fund (a)	27,370	241,675
Fidelity Series Emerging Markets Opportunities Fund (a)	51,852	967,564
Fidelity Series International Growth Fund (a)	31,615	588,033
Fidelity Series International Index Fund (a)	17,966	223,502
Fidelity Series International Small Cap Fund (a)	12,079	201,715
Fidelity Series International Value Fund (a)	46,762	585,922
Fidelity Series Overseas Fund (a)	41,252	587,839
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,491,086)		3,647,381

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	104	1,042
Fidelity Series Treasury Bill Index Fund (a)	1,908	18,989
TOTAL SHORT-TERM FUNDS (Cost $20,015)		20,031

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $6,882)	4.46	6,882	6,881

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,218,691)	14,838,312
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,974)
NET ASSETS - 100.0%	14,834,338

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	151,078	236,243	132,173	4,537	(32)	1,119	256,235	26,307
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	875,831	697,778	227,003	27,550	(1,813)	(44,473)	1,300,320	173,840
Fidelity Series Blue Chip Growth Fund	645,031	495,888	265,640	67,770	(4,146)	65,652	936,785	46,170
Fidelity Series Canada Fund	168,151	140,011	59,679	6,886	(349)	2,997	251,131	15,657
Fidelity Series Commodity Strategy Fund	88,718	23,567	76,890	3,329	(3,095)	1,798	34,098	380
Fidelity Series Corporate Bond Fund	552,224	392,105	162,942	15,591	(731)	(11,282)	769,374	83,446
Fidelity Series Emerging Markets Debt Fund	57,627	39,671	15,417	2,036	(59)	575	82,397	10,300
Fidelity Series Emerging Markets Debt Local Currency Fund	14,481	10,634	3,814	877	(15)	(812)	20,474	2,345
Fidelity Series Emerging Markets Fund	188,962	140,470	77,161	6,717	(2,029)	(8,567)	241,675	27,370
Fidelity Series Emerging Markets Opportunities Fund	756,794	542,730	315,967	20,103	(8,698)	(7,295)	967,564	51,852
Fidelity Series Floating Rate High Income Fund	10,415	7,753	3,215	592	(3)	21	14,971	1,665
Fidelity Series Government Bond Index Fund	855,288	653,220	243,364	18,729	(1,103)	(24,629)	1,239,412	137,255
Fidelity Series Government Money Market Fund	1,853	9,618	4,590	100	-	-	6,881	6,882
Fidelity Series High Income Fund	56,549	30,924	73,761	1,738	1,697	(454)	14,955	1,721
Fidelity Series International Developed Markets Bond Index Fund	414,329	464,644	126,661	13,932	(310)	(6,159)	745,843	85,927
Fidelity Series International Growth Fund	421,626	308,656	145,019	21,586	(1,790)	4,560	588,033	31,615
Fidelity Series International Index Fund	158,723	116,716	46,357	5,902	(1,022)	(4,558)	223,502	17,966
Fidelity Series International Small Cap Fund	157,931	115,276	55,627	18,358	(1,935)	(13,930)	201,715	12,079
Fidelity Series International Value Fund	419,174	320,139	130,427	23,689	(3,161)	(19,803)	585,922	46,762
Fidelity Series Investment Grade Bond Fund	834,301	618,079	248,698	22,915	(1,032)	(21,287)	1,181,363	119,209
Fidelity Series Investment Grade Securitized Fund	539,726	384,504	161,738	15,753	(567)	(15,518)	746,407	84,723
Fidelity Series Large Cap Growth Index Fund	414,329	287,045	163,707	2,358	(1,091)	71,562	608,138	23,480
Fidelity Series Large Cap Stock Fund	375,814	293,164	140,826	34,852	(949)	20,800	548,003	22,853
Fidelity Series Large Cap Value Index Fund	772,793	642,344	310,373	31,323	606	35,753	1,141,123	66,850
Fidelity Series Long-Term Treasury Bond Index Fund	506,073	387,511	168,132	10,802	(2,157)	(40,267)	683,028	128,389
Fidelity Series Overseas Fund	418,946	311,106	136,008	11,635	(2,392)	(3,813)	587,839	41,252
Fidelity Series Real Estate Income Fund	10,357	7,198	2,861	480	3	(5)	14,692	1,482
Fidelity Series Short-Term Credit Fund	9	1,646	611	13	(2)	-	1,042	104
Fidelity Series Small Cap Core Fund	185,667	176,008	69,954	2,827	(257)	6,169	297,633	23,640
Fidelity Series Small Cap Opportunities Fund	114,579	74,257	52,813	10,768	(1,028)	(7,464)	127,531	8,457
Fidelity Series Treasury Bill Index Fund	4,341	20,758	6,123	259	-	13	18,989	1,908
Fidelity Series Value Discovery Fund	270,625	232,255	95,943	14,783	(328)	(5,372)	401,237	25,267
	10,442,345	8,181,918	3,723,494	418,790	(37,788)	(24,669)	14,838,312	1,327,153

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	7,069,471	7,069,471	-	-

Domestic Equity Funds	4,094,548	4,094,548	-	-

International Equity Funds	3,647,381	3,647,381	-	-

Short-Term Funds	20,031	20,031	-	-

Money Market Funds	6,881	6,881	-	-
Total Investments in Securities:	14,838,312	14,838,312	-	-
Fidelity Managed Retirement 2035 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $14,218,691)	$14,838,312

Total Investment in Securities (cost $14,218,691)		$14,838,312
Receivable for investments sold		152,150
Receivable for fund shares sold		2,182
Total assets		14,992,644
Liabilities
Payable for investments purchased	$89,122
Payable for fund shares redeemed	65,209
Accrued management fee	3,945
Distribution and service plan fees payable	30
Total liabilities		158,306
Net Assets		$14,834,338
Net Assets consist of:
Paid in capital		$14,214,504
Total accumulated earnings (loss)		619,834
Net Assets		$14,834,338

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($144,277 ÷ 12,449.66 shares)(a)		$11.59
Maximum offering price per share (100/94.25 of $11.59)		$12.30
Fidelity Managed Retirement 2035 Fund :
Net Asset Value, offering price and redemption price per share ($3,128,795 ÷ 270,122.31 shares)		$11.58
Class K :
Net Asset Value, offering price and redemption price per share ($122,924 ÷ 10,602.47 shares)		$11.59
Class K6 :
Net Asset Value, offering price and redemption price per share ($11,244,207 ÷ 970,234.73 shares)		$11.59
Class I :
Net Asset Value, offering price and redemption price per share ($194,135 ÷ 16,743.42 shares)		$11.59
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$276,062
Expenses
Management fee	$21,086
Distribution and service plan fees	197
Independent trustees' fees and expenses	16
Total expenses		21,299
Net Investment income (loss)		254,763
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(37,788)
Capital gain distributions from underlying funds:
Affiliated issuers	142,728
Total net realized gain (loss)		104,940
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(24,669)
Total change in net unrealized appreciation (depreciation)		(24,669)
Net gain (loss)		80,271
Net increase (decrease) in net assets resulting from operations		$335,034
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$254,763	$105,268
Net realized gain (loss)	104,940	(11,055)
Change in net unrealized appreciation (depreciation)	(24,669)	566,161
Net increase (decrease) in net assets resulting from operations	335,034	660,374
Distributions to shareholders	(363,303)	(95,345)

Share transactions - net increase (decrease)	4,422,835	8,557,117
Total increase (decrease) in net assets	4,394,566	9,122,146

Net Assets
Beginning of period	10,439,772	1,317,626
End of period	$14,834,338	$10,439,772

Financial Highlights
Fidelity Advisor Managed Retirement 2035 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.58	$10.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.205	.233	.048
Net realized and unrealized gain (loss)	.086	.853	.736
Total from investment operations	.291	1.086	.784
Distributions from net investment income	(.196)	(.202)	(.034)
Distributions from net realized gain	(.085)	(.054)	-
Total distributions	(.281)	(.256)	(.034)
Net asset value, end of period	$11.59	$11.58	$10.75
Total Return D,E,F	2.56%	10.31%	7.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73% I	.73%	.73% I
Expenses net of fee waivers, if any	.73 % I	.73%	.73% I
Expenses net of all reductions	.73% I	.73%	.73% I
Net investment income (loss)	3.50% I	2.16%	.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$144	$155	$115
Portfolio turnover rate J	57 % I	60%	59% I

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2035 Fund℠

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.57	$10.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.218	.261	.065
Net realized and unrealized gain (loss)	.092	.843	.735
Total from investment operations	.310	1.104	.800
Distributions from net investment income	(.215)	(.230)	(.050)
Distributions from net realized gain	(.085)	(.054)	-
Total distributions	(.300)	(.284)	(.050)
Net asset value, end of period	$11.58	$11.57	$10.75
Total Return D,E	2.73%	10.50%	8.02%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H	.48%	.48% H
Expenses net of fee waivers, if any	.48 % H	.48%	.48% H
Expenses net of all reductions	.48% H	.48%	.48% H
Net investment income (loss)	3.75% H	2.41%	1.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,129	$1,916	$765
Portfolio turnover rate I	57 % H	60%	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2035 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.58	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.225	.271	.071
Net realized and unrealized gain (loss)	.090	.842	.739
Total from investment operations	.315	1.113	.810
Distributions from net investment income	(.220)	(.239)	(.050)
Distributions from net realized gain	(.085)	(.054)	-
Total distributions	(.305)	(.293)	(.050)
Net asset value, end of period	$11.59	$11.58	$10.76
Total Return D,E	2.78%	10.58%	8.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.38% H	.38%	.38% H
Expenses net of fee waivers, if any	.38 % H	.38%	.38% H
Expenses net of all reductions	.38% H	.38%	.38% H
Net investment income (loss)	3.85% H	2.51%	1.10% H
Supplemental Data
Net assets, end of period (000 omitted)	$123	$120	$108
Portfolio turnover rate I	57 % H	60%	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2035 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.58	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.230	.232	.077
Net realized and unrealized gain (loss)	.091	.896	.739
Total from investment operations	.321	1.128	.816
Distributions from net investment income	(.226)	(.254)	(.056)
Distributions from net realized gain	(.085)	(.054)	-
Total distributions	(.311)	(.308)	(.056)
Net asset value, end of period	$11.59	$11.58	$10.76
Total Return D,E	2.83%	10.73%	8.19%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H	.28%	.28% H
Expenses net of fee waivers, if any	.28 % H	.28%	.28% H
Expenses net of all reductions	.28% H	.28%	.28% H
Net investment income (loss)	3.95% H	2.11%	1.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$11,244	$8,109	$108
Portfolio turnover rate I	57 % H	60%	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2035 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.59	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.218	.261	.064
Net realized and unrealized gain (loss)	.081	.849	.741
Total from investment operations	.299	1.110	.805
Distributions from net investment income	(.214)	(.226)	(.045)
Distributions from net realized gain	(.085)	(.054)	-
Total distributions	(.299)	(.280)	(.045)
Net asset value, end of period	$11.59	$11.59	$10.76
Total Return D,E	2.63%	10.54%	8.07%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H	.48%	.48% H
Expenses net of fee waivers, if any	.48 % H	.48%	.48% H
Expenses net of all reductions	.48% H	.48%	.48% H
Net investment income (loss)	3.75% H	2.41%	1.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$194	$141	$113
Portfolio turnover rate I	57 % H	60%	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund and Fidelity Managed Retirement 2035 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers the following classes of shares: Class A, Fidelity Managed Retirement shares, Class K, Class K6 and Class I. Class A and Class I are Fidelity Advisor classes. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of January 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Managed Retirement Income Fund	14,068,172	702,675	(978,304)	(275,629)
Fidelity Managed Retirement 2010 Fund	5,292,978	329,777	(274,318)	55,459
Fidelity Managed Retirement 2015 Fund	5,222,194	418,750	(371,898)	46,852
Fidelity Managed Retirement 2020 Fund	8,438,575	785,208	(637,383)	147,825
Fidelity Managed Retirement 2025 Fund	50,953,039	5,238,535	(4,147,798)	1,090,737
Fidelity Managed Retirement 2030 Fund	47,305,710	3,969,944	(3,609,076)	360,868
Fidelity Managed Retirement 2035 Fund	14,258,497	741,732	(161,917)	579,815

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Managed Retirement Income Fund	(147,808)	(699,678)	(847,486)
Fidelity Managed Retirement 2010 Fund	(21,687)	(147,910)	(169,597)
Fidelity Managed Retirement 2015 Fund	(31,655)	(184,378)	(216,033)
Fidelity Managed Retirement 2020 Fund	(71,796)	(270,373)	(342,169)
Fidelity Managed Retirement 2025 Fund	(193,107)	(1,529,802)	(1,722,909)
Fidelity Managed Retirement 2030 Fund	-	(1,027,680)	(1,027,680)

Due to large subscriptions in a prior period, Fidelity Managed Retirement 2030 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in futures periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	2,217,579	3,091,759
Fidelity Managed Retirement 2010 Fund	2,407,990	2,481,833
Fidelity Managed Retirement 2015 Fund	790,634	970,231
Fidelity Managed Retirement 2020 Fund	1,606,212	1,343,173
Fidelity Managed Retirement 2025 Fund	11,415,840	9,250,651
Fidelity Managed Retirement 2030 Fund	15,966,226	10,684,974
Fidelity Managed Retirement 2035 Fund	8,181,918	3,723,494

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:
	Annual % of Class-Level Average Net Assets (Classes A, Retail and I)	Annual % of Class-Level Average Net Assets (Classes K and K6)
Fidelity Managed Retirement Income Fund	.45%	.35%
Fidelity Managed Retirement 2010 Fund	.45%	.35%
Fidelity Managed Retirement 2015 Fund	.46%	.36%
Fidelity Managed Retirement 2020 Fund	.47%	.37%
Fidelity Managed Retirement 2025 Fund	.47%	.37%
Fidelity Managed Retirement 2030 Fund	.48%	.38%
Fidelity Managed Retirement 2035 Fund	.48%	.38%

Under the expense contract, the investment adviser pays class-level expenses for Classes K6 of each Fund as necessary so that Classes K6 total expenses do not exceed certain amounts of Classes K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6)
Fidelity Managed Retirement Income Fund	.25%
Fidelity Managed Retirement 2010 Fund	.25%
Fidelity Managed Retirement 2015 Fund	.26%
Fidelity Managed Retirement 2020 Fund	.27%
Fidelity Managed Retirement 2025 Fund	.27%
Fidelity Managed Retirement 2030 Fund	.28%
Fidelity Managed Retirement 2035 Fund	.28%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Managed Retirement Income Fund
Class A	- %	.25%	1,081	3
			1,081	3
Fidelity Managed Retirement 2010 Fund
Class A	- %	.25%	195	-
			195	-
Fidelity Managed Retirement 2015 Fund
Class A	- %	.25%	1,252	-
			1,252	-
Fidelity Managed Retirement 2020 Fund
Class A	- %	.25%	261	-
			261	-
Fidelity Managed Retirement 2025 Fund
Class A	- %	.25%	2,523	246
			2,523	246
Fidelity Managed Retirement 2030 Fund
Class A	- %	.25%	1,244	106
			1,244	106
Fidelity Managed Retirement 2035 Fund
Class A	- %	.25%	197	147
			197	147

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is 1.00% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Managed Retirement Income Fund
Class A	-
Fidelity Managed Retirement 2010 Fund
Class A	-
Fidelity Managed Retirement 2015 Fund
Class A	10
Fidelity Managed Retirement 2020 Fund
Class A	-
Fidelity Managed Retirement 2025 Fund
Class A	-
Fidelity Managed Retirement 2030 Fund
Class A	331
Fidelity Managed Retirement 2035 Fund
Class A	52

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Managed Retirement 2010 Fund	1
Fidelity Managed Retirement 2020 Fund	1
Fidelity Managed Retirement 2025 Fund	11
Fidelity Managed Retirement 2030 Fund	5
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2025	Year ended July 31, 2024A
Fidelity Managed Retirement Income Fund
Distributions to shareholders
Class A	$16,818	$22,867
Fidelity Managed Retirement Income	227,455	376,238
Class K	2,452	3,847
Class K6	37,715	30,378
Class I	2,178	4,412
Class Z6	-	3,224
Total	$286,618	$440,966
Fidelity Managed Retirement 2010 Fund
Distributions to shareholders
Class A	$2,904	$4,523
Fidelity Managed Retirement 2010	82,554	146,806
Class K	2,453	3,844
Class K6	34,824	15,376
Class I	2,033	2,791
Class Z6	-	4,701
Total	$124,768	$178,041
Fidelity Managed Retirement 2015 Fund
Distributions to shareholders
Class A	$19,430	$ 25,686
Fidelity Managed Retirement 2015	74,889	113,440
Class K	2,642	4,646
Class K6	12,309	7,442
Class I	3,209	6,293
Class Z6	-	3,151
Total	$112,479	$160,658
Fidelity Managed Retirement 2020 Fund
Distributions to shareholders
Class A	$3,885	$5,447
Fidelity Managed Retirement 2020	135,837	195,822
Class K	2,642	4,489
Class K6	28,588	25,047
Class I	3,217	5,425
Class Z6	-	3,122
Total	$174,169	$239,352
Fidelity Managed Retirement 2025 Fund
Distributions to shareholders
Class A	$35,258	$41,244
Fidelity Managed Retirement 2025	711,794	1,115,505
Class K	2,631	17,403
Class K6	250,283	148,355
Class I	1,252	4,204
Class Z6	-	3,531
Total	$1,001,218	$1,330,242
Fidelity Managed Retirement 2030 Fund
Distributions to shareholders
Class A	$18,249	$14,117
Fidelity Managed Retirement 2030 Fund	617,288	787,236
Class K	4,522	18,627
Class K6	271,303	149,642
Class I	6,660	9,055
Class Z6	-	5,678
Total	$918,022	$984,355
Fidelity Managed Retirement 2035 Fund
Distributions to shareholders
Class A	$3,524	$2,773
Fidelity Managed Retirement 2035 Fund	64,367	32,045
Class K	3,167	2,972
Class K6	287,653	51,660
Class I	4,592	3,005
Class Z6	-	2,890
Total	$363,303	$95,345

A Distributions for Class Z6 of each Fund are for the period August 1, 2023 through May 24, 2024.
7. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2025	Year ended July 31, 2024A	Six months ended January 31, 2025	Year ended July 31, 2024A
Fidelity Managed Retirement Income Fund
Class A
Shares sold	533	619	$30,000	$32,729
Reinvestment of distributions	297	410	16,518	22,245
Shares redeemed	(97)	(890)	(5,483)	(48,349)
Net increase (decrease)	733	139	$41,035	$6,625
Fidelity Managed Retirement Income
Shares sold	8,773	9,624	$494,748	$524,447
Reinvestment of distributions	3,368	5,759	187,692	311,753
Shares redeemed	(25,802)	(82,150)	(1,455,351)	(4,426,056)
Net increase (decrease)	(13,661)	(66,767)	$(772,911)	$(3,589,856)
Class K
Shares sold	-	15	$ -	$805
Reinvestment of distributions	44	71	2,452	3,847
Shares redeemed	-	(463)	-	(25,104)
Net increase (decrease)	44	(377)	$2,452	$(20,452)
Class K6
Shares sold	10,155	45,953	$567,772	$2,505,991
Reinvestment of distributions	678	557	37,695	30,359
Shares redeemed	(13,586)	(16,989)	(762,040)	(916,807)
Net increase (decrease)	(2,753)	29,521	$(156,573)	$1,619,543
Class I
Reinvestment of distributions	39	81	2,178	4,413
Shares redeemed	(266)	(1,012)	(15,000)	(55,431)
Net increase (decrease)	(227)	(931)	$(12,822)	$(51,018)
Class Z6
Shares sold	-	93	$ -	$5,000
Reinvestment of distributions	-	60	-	3,224
Shares redeemed	-	(2,141)	-	(117,735)
Net increase (decrease)	-	(1,988)	$-	$(109,511)
Fidelity Managed Retirement 2010 Fund
Class A
Reinvestment of distributions	54	87	2,904	4,523
Shares redeemed	(342)	(1,692)	(18,574)	(83,859)
Net increase (decrease)	(288)	(1,605)	$(15,670)	$(79,336)
Fidelity Managed Retirement 2010
Shares sold	10,114	2,037	$544,681	$102,395
Reinvestment of distributions	1,124	2,204	59,935	114,113
Shares redeemed	(22,600)	(25,909)	(1,220,874)	(1,346,989)
Net increase (decrease)	(11,362)	(21,668)	$(616,258)	$(1,130,481)
Class K
Reinvestment of distributions	46	74	2,453	3,844
Shares redeemed	-	(378)	-	(19,727)
Net increase (decrease)	46	(304)	$2,453	$(15,883)
Class K6
Shares sold	23,683	9,961	$1,288,568	$506,540
Reinvestment of distributions	655	296	34,824	15,376
Shares redeemed	(14,695)	(994)	(785,467)	(50,560)
Net increase (decrease)	9,643	9,263	$537,925	$471,356
Class I
Reinvestment of distributions	38	54	2,033	2,791
Net increase (decrease)	38	54	$2,033	$2,791
Class Z6
Reinvestment of distributions	-	91	-	4,701
Shares redeemed	-	(3,298)	-	(173,454)
Net increase (decrease)	-	(3,207)	$-	$(168,753)
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	37	110	$1,950	$5,851
Reinvestment of distributions	370	507	19,430	25,686
Shares redeemed	(1,028)	(2,145)	(54,675)	(108,036)
Net increase (decrease)	(621)	(1,528)	$(33,295)	$(76,499)
Fidelity Managed Retirement 2015
Shares sold	3,776	607	$200,336	$30,788
Reinvestment of distributions	1,220	1,930	64,125	97,752
Shares redeemed	(6,545)	(23,995)	(348,528)	(1,206,486)
Net increase (decrease)	(1,549)	(21,458)	$(84,067)	$(1,077,946)
Class K
Shares sold	-	18	$ -	$869
Reinvestment of distributions	50	92	2,642	4,645
Shares redeemed	-	(1,198)	-	(61,252)
Net increase (decrease)	50	(1,088)	$2,642	$(55,738)
Class K6
Shares sold	1,678	18,928	$90,077	$985,970
Reinvestment of distributions	234	146	12,308	7,442
Shares redeemed	(1,585)	(13,128)	(82,809)	(689,294)
Net increase (decrease)	327	5,946	$19,576	$304,118
Class I
Reinvestment of distributions	61	124	3,209	6,293
Shares redeemed	(2,023)	(2,232)	(106,850)	(113,699)
Net increase (decrease)	(1,962)	(2,108)	$(103,641)	$(107,406)
Class Z6
Reinvestment of distributions	-	62	-	3,151
Shares redeemed	-	(2,306)	-	(119,606)
Net increase (decrease)	-	(2,244)	$-	$(116,455)
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	-	190	$ -	$9,424
Reinvestment of distributions	72	106	3,885	5,447
Shares redeemed	(3)	(1,080)	(179)	(54,996)
Net increase (decrease)	69	(784)	$3,706	$(40,125)
Fidelity Managed Retirement 2020
Shares sold	4,308	14,347	$235,413	$712,439
Reinvestment of distributions	2,348	3,495	125,454	179,217
Shares redeemed	(10,384)	(34,964)	(558,392)	(1,802,018)
Net increase (decrease)	(3,728)	(17,122)	$(197,525)	$(910,362)
Class K
Shares sold	-	657	$ -	$32,465
Reinvestment of distributions	49	88	2,642	4,489
Shares redeemed	-	(1,158)	-	(60,061)
Net increase (decrease)	49	(413)	$2,642	$(23,107)
Class K6
Shares sold	10,028	15,378	$546,198	$800,434
Reinvestment of distributions	535	487	28,587	25,047
Shares redeemed	(3,046)	(10,468)	(165,867)	(560,410)
Net increase (decrease)	7,517	5,397	$408,918	$265,071
Class I
Reinvestment of distributions	60	106	3,217	5,424
Shares redeemed	(122)	(1,370)	(6,564)	(70,556)
Net increase (decrease)	(62)	(1,264)	$(3,347)	$(65,132)
Class Z6
Reinvestment of distributions	-	61	-	3,122
Shares redeemed	-	(2,348)	-	(123,779)
Net increase (decrease)	-	(2,287)	$-	$(120,657)
Fidelity Managed Retirement 2025 Fund
Class A
Shares sold	165	12,594	$9,479	$663,332
Reinvestment of distributions	635	779	35,258	41,244
Shares redeemed	(3,573)	(6,848)	(200,909)	(354,892)
Net increase (decrease)	(2,773)	6,525	$(156,172)	$349,684
Fidelity Managed Retirement 2025
Shares sold	31,208	47,786	$1,769,955	$2,533,499
Reinvestment of distributions	9,156	15,439	509,374	816,958
Shares redeemed	(84,811)	(287,184)	(4,805,730)	(15,162,844)
Net increase (decrease)	(44,447)	(223,959)	$(2,526,401)	$(11,812,387)
Class K
Shares sold	-	11,870	$ -	$617,200
Reinvestment of distributions	48	328	2,631	17,402
Shares redeemed	-	(16,786)	-	(899,494)
Net increase (decrease)	48	(4,588)	$2,631	$(264,892)
Class K6
Shares sold	96,982	181,593	$5,479,119	$9,748,530
Reinvestment of distributions	4,505	2,783	250,282	148,354
Shares redeemed	(22,380)	(72,949)	(1,266,225)	(3,941,193)
Net increase (decrease)	79,107	111,427	$4,463,176	$5,955,691
Class I
Shares sold	-	32	$ -	$1,700
Reinvestment of distributions	23	76	1,252	4,053
Shares redeemed	(42)	(2,258)	(2,331)	(121,932)
Net increase (decrease)	(19)	(2,150)	$(1,079)	$(116,179)
Class Z6
Shares sold	-	3,518	$ -	$187,582
Reinvestment of distributions	-	58	-	3,078
Shares redeemed	-	(5,841)	-	(319,166)
Net increase (decrease)	-	(2,265)	$-	$(128,506)
Fidelity Managed Retirement 2030 Fund
Class A
Shares sold	6,276	35,935	$71,735	$392,812
Reinvestment of distributions	1,621	1,320	18,249	14,117
Shares redeemed	(3,063)	(2,644)	(35,445)	(28,501)
Net increase (decrease)	4,834	34,611	$54,539	$378,428
Fidelity Managed Retirement 2030 Fund
Shares sold	317,701	212,465	$3,659,857	$2,280,791
Reinvestment of distributions	45,864	59,647	517,313	637,307
Shares redeemed	(317,474)	(874,931)	(3,635,452)	(9,338,391)
Net increase (decrease)	46,091	(602,819)	$541,718	$(6,420,293)
Class K
Shares sold	-	117,533	$ -	$1,241,395
Reinvestment of distributions	399	1,739	4,522	18,627
Shares redeemed	-	(132,215)	-	(1,443,916)
Net increase (decrease)	399	(12,943)	$4,522	$(183,894)
Class K6
Shares sold	732,911	850,666	$8,451,896	$9,109,088
Reinvestment of distributions	24,035	13,850	271,303	149,642
Shares redeemed	(388,492)	(185,270)	(4,446,555)	(1,992,400)
Net increase (decrease)	368,454	679,246	$4,276,644	$7,266,330
Class I
Shares sold	743	3,334	$8,529	$35,240
Reinvestment of distributions	590	846	6,660	9,055
Shares redeemed	(763)	(7,774)	(8,627)	(86,559)
Net increase (decrease)	570	(3,594)	$6,562	$(42,264)
Class Z6
Reinvestment of distributions	-	486	-	5,185
Shares redeemed	-	(33,062)	-	(351,596)
Net increase (decrease)	-	(32,576)	$-	$(346,411)
Fidelity Managed Retirement 2035 Fund
Class A
Shares sold	542	3,070	$6,460	$34,553
Reinvestment of distributions	309	258	3,523	2,773
Shares redeemed	(1,748)	(682)	(20,272)	(7,482)
Net increase (decrease)	(897)	2,646	$(10,289)	$29,844
Fidelity Managed Retirement 2035 Fund
Shares sold	139,680	125,359	$1,614,701	$1,344,450
Reinvestment of distributions	4,297	1,815	48,975	19,586
Shares redeemed	(39,390)	(32,725)	(451,361)	(343,063)
Net increase (decrease)	104,587	94,449	$1,212,315	$1,020,973
Class K
Reinvestment of distributions	277	276	3,167	2,972
Net increase (decrease)	277	276	$3,167	$2,972
Class K6
Shares sold	556,099	862,421	$6,513,955	$9,523,331
Reinvestment of distributions	25,225	4,698	287,654	51,661
Shares redeemed	(311,283)	(176,992)	(3,637,999)	(1,975,854)
Net increase (decrease)	270,041	690,127	$3,163,610	$7,599,138
Class I
Shares sold	4,172	1,857	$49,455	$20,300
Reinvestment of distributions	403	279	4,592	3,005
Shares redeemed	(1)	(498)	(15)	(5,365)
Net increase (decrease)	4,574	1,638	$54,032	$17,940
Class Z6
Reinvestment of distributions	-	270	-	2,891
Shares redeemed	-	(10,324)	-	(116,641)
Net increase (decrease)	-	(10,054)	$-	$(113,750)

A Share transactions for Class Z6 of each Fund are for the period August 1, 2023 through May 24, 2024.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Managed Retirement Funds
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel of FMR, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board considered that each fund's investment objective is intended to support a payment strategy designed to be administered through a complementary systematic withdrawal plan that enables shareholders to receive regular payments from the fund.
The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance. For each of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, and Fidelity Managed Retirement 2025 Fund, the fund underperformed its benchmark and peers for the one- and three-year periods ended January 31, 2024, and as a result, the Board continues to engage in discussions with FMR regarding the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that each fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expenses of the retail class of each fund ranked above the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses of the Series Funds) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The competitor total expense comparison includes the acquired fund fees and expenses of the underlying funds. The Board also noted that Fidelity believes the competitive discussion has limited value given that each fund has a custom benchmark unique to its own strategy, has different objectives and goals, and can have unique asset class exposures and allocations. The Board further noted that the primary comparisons for the funds are against competitor target date funds with holdings that are actively managed, but that there is dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the funds oblige FMR to pay all "class-level" expenses of Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2025.

1.9881730.107
MRI-SANN-0425
Fidelity® GNMA Fund

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® GNMA Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Collateralized Mortgage Obligations - 10.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.5%
Fannie Mae Guaranteed REMICS Series 2012-93 Class QW, 5% 1/25/2042	23,371	23,436
Fannie Mae Guaranteed REMICS Series 2016-3 Class IP, 4% 2/25/2046 (b)	13,470,092	2,686,365
Fannie Mae Guaranteed REMICS Series 2016-78 Class IO, 3.5% 11/25/2046 (b)	3,657,526	623,280
Fannie Mae Guaranteed REMICS Series 2017-1 Class JP, 3.5% 4/25/2045	162,302	157,309
Fannie Mae Guaranteed REMICS Series 2017-22 Class JN, 4.5% 4/25/2046	384,163	375,887
Fannie Mae Guaranteed REMICS Series 2017-89 Class KV, 3.5% 8/25/2047	687,801	679,748
Fannie Mae Guaranteed REMICS Series 2019-52 Class M, 3.5% 3/25/2049	58,035	55,605
Fannie Mae Guaranteed REMICS Series 2019-64 Class MJ, 4.5% 6/25/2049	747,581	704,265
Fannie Mae Guaranteed REMICS Series 2019-74 Class LB, 3% 10/25/2049	338,789	296,399
Fannie Mae Guaranteed REMICS Series 2021-26 Class HC, 1% 11/25/2049	3,235,591	2,703,160
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	926,380	747,005
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	981,122	797,280
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	1,042,652	847,280
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	858,339	737,132
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	1,398,995	1,189,182
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	9,351,275	8,032,815
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	1,018,250	871,945
Fannie Mae Stripped Mortgage-Backed Securities Series 2002-331 Class 12, 6.5% 2/25/2033 (b)(c)	62,442	9,407
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (b)	89,355	13,120
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (b)	83,909	12,558
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	802,605	687,310
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2204 Class N, 7.5% 12/20/2029	286,210	293,606
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2220 Class PD, 8% 3/15/2030	134,443	141,037
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	613,065	545,942
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	2,606,020	2,462,038
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	5,046,830	4,260,139
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,003,697	880,678
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,181,039	995,048
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	3,203,928	2,827,558
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	3,591,495	3,409,816
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	2,033,704	1,928,814
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7823% 5/20/2060 (c)(d)(e)	1,675,602	1,671,391
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.9385% 8/20/2060 (c)(d)(e)	2,454,727	2,446,301
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 5.0185% 12/20/2060 (c)(d)(e)	933,706	930,608
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.1385% 12/20/2060 (c)(d)(e)	891,084	890,013
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.1385% 2/20/2061 (c)(d)(e)	186,599	186,320
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 5.1285% 2/20/2061 (c)(d)(e)	875,617	874,080
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.1385% 4/20/2061 (c)(d)(e)	867,822	866,797
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 5.1385% 5/20/2061 (c)(d)(e)	783,932	782,650
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 5.1385% 5/20/2061 (c)(d)(e)	824,837	823,799
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 5.1685% 6/20/2061 (c)(d)(e)	1,001,683	1,000,877
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.2385% 10/20/2061 (c)(d)(e)	1,067,095	1,067,133
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.3385% 11/20/2061 (c)(d)(e)	1,312,708	1,314,257
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.3385% 1/20/2062 (c)(d)(e)	675,131	676,013
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.2685% 1/20/2062 (c)(d)(e)	1,343,779	1,344,389
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.2685% 3/20/2062 (c)(d)(e)	632,842	632,995
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.2885% 5/20/2061 (c)(d)(e)	23,498	23,476
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.9185% 5/20/2063 (c)(d)(e)	22,913	22,678
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.8385% 4/20/2063 (c)(d)(e)	25,368	25,089
Ginnie Mae Mortgage pass-thru certificates Series 2015-H21 Class HZ, 4.2756% 6/20/2063 (c)(e)	444,616	438,320
Ginnie Mae Mortgage pass-thru certificates Series 2015-H21 Class JZ, 4.4955% 6/20/2065 (c)(e)	30,092	29,821
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	359,975	320,733
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.7% 8/20/2066 (c)(d)(e)	1,465,545	1,455,928
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (e)	8,333,408	8,056,856
Ginnie Mae REMIC pass-thru certificates Series 2003-74 Class PZ, 5.5% 8/20/2033	1,962,416	1,986,397
Ginnie Mae REMIC pass-thru certificates Series 2003-75 Class ZA, 5.5% 9/20/2033	593,352	601,934
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	1,228,210	1,202,602
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0804% 5/16/2034 (b)(c)	141,446	8,286
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class SG, 6.3855% - CME Term SOFR 1 month Index 2.0868% 3/20/2033 (b)(c)	1,508,801	63,531
Ginnie Mae REMIC pass-thru certificates Series 2004-46 Class BZ, 6% 6/20/2034	776,410	779,723
Ginnie Mae REMIC pass-thru certificates Series 2004-59 Class SC, 7.0855% - CME Term SOFR 1 month Index 2.7804% 8/16/2034 (b)(c)	831,923	56,822
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7804% 8/17/2034 (b)(c)	250,965	19,814
Ginnie Mae REMIC pass-thru certificates Series 2004-86 Class G, 6% 10/20/2034	6,273,158	6,417,869
Ginnie Mae REMIC pass-thru certificates Series 2005-13 Class SA, 6.6855% - CME Term SOFR 1 month Index 2.3868% 2/20/2035 (b)(c)	1,473,440	114,462
Ginnie Mae REMIC pass-thru certificates Series 2005-24 Class TC, 5.5% 3/20/2035	1,389,576	1,405,574
Ginnie Mae REMIC pass-thru certificates Series 2005-26 Class ZA, 5.5% 1/20/2035	5,752,712	5,836,927
Ginnie Mae REMIC pass-thru certificates Series 2005-47 Class ZY, 6% 6/20/2035	4,214,302	4,323,576
Ginnie Mae REMIC pass-thru certificates Series 2005-57 Class PB, 5.5% 7/20/2035	2,084,596	2,126,127
Ginnie Mae REMIC pass-thru certificates Series 2005-6 Class EX, 5.5% 11/20/2034	1,000,834	1,011,923
Ginnie Mae REMIC pass-thru certificates Series 2005-6 Class EY, 5.5% 11/20/2033	1,016,000	1,003,386
Ginnie Mae REMIC pass-thru certificates Series 2005-82 Class JV, 5% 6/20/2035	1,131,852	1,130,732
Ginnie Mae REMIC pass-thru certificates Series 2005-82 Class NS, 6.1855% - CME Term SOFR 1 month Index 1.8868% 7/20/2034 (b)(c)	1,494,804	115,316
Ginnie Mae REMIC pass-thru certificates Series 2006-13 Class DS, CME Term SOFR 1 month Index x 10.9283%, 3.7896% 3/20/2036 (c)(d)	1,579,130	1,551,784
Ginnie Mae REMIC pass-thru certificates Series 2006-2 Class Z, 5.5% 1/20/2036	2,537,223	2,574,750
Ginnie Mae REMIC pass-thru certificates Series 2006-50 Class JC, 5% 6/20/2036	164,488	164,294
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 13.6821% 6/16/2037 (c)(d)	250,564	279,956
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2704% 6/16/2037 (b)(c)	474,799	41,938
Ginnie Mae REMIC pass-thru certificates Series 2008-51 Class FE, CME Term SOFR 1 month Index + 0.8645%, 5.1697% 6/16/2038 (c)(d)	134,379	134,675
Ginnie Mae REMIC pass-thru certificates Series 2008-57 Class AF, CME Term SOFR 1 month Index + 0.6945%, 4.9932% 7/20/2038 (c)(d)	320,526	320,067
Ginnie Mae REMIC pass-thru certificates Series 2009-13 Class E, 4.5% 3/16/2039	1,431,171	1,393,157
Ginnie Mae REMIC pass-thru certificates Series 2009-42 Class AY, 5% 6/16/2037	904,652	902,316
Ginnie Mae REMIC pass-thru certificates Series 2010-130 Class KF, CME Term SOFR 1 month Index + 0.7645%, 5.0697% 10/16/2040 (c)(d)	610,309	610,532
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	12,335,072	11,727,556
Ginnie Mae REMIC pass-thru certificates Series 2010-168 Class BG, 4% 4/20/2040	4,869,557	4,685,105
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	1,937,533	1,840,318
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.0023% 3/20/2060 (c)(d)(e)	1,938,715	1,937,364
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (b)	103,829	5,106
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (b)	170,613	21,874
Ginnie Mae REMIC pass-thru certificates Series 2012-103 Class IL, 3% 8/20/2027 (b)	2,899,899	66,734
Ginnie Mae REMIC pass-thru certificates Series 2012-48 Class FA, CME Term SOFR 1 month Index + 0.4645%, 4.7697% 4/16/2042 (c)(d)	232,568	230,368
Ginnie Mae REMIC pass-thru certificates Series 2012-76 Class GF, CME Term SOFR 1 month Index + 0.4145%, 4.7197% 6/16/2042 (c)(d)	256,124	253,780
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	5,460,444	5,337,085
Ginnie Mae REMIC pass-thru certificates Series 2013-182 Class IQ, 4.5% 12/16/2043 (b)	2,362,426	393,480
Ginnie Mae REMIC pass-thru certificates Series 2014-133 Class IB, 5% 9/20/2044 (b)	2,280,744	469,197
Ginnie Mae REMIC pass-thru certificates Series 2014-146 Class EI, 5% 10/20/2044 (b)	4,381,653	939,517
Ginnie Mae REMIC pass-thru certificates Series 2014-154 Class IO, 5% 10/20/2044 (b)	878,979	186,978
Ginnie Mae REMIC pass-thru certificates Series 2014-158 Class ID, 5% 10/20/2044 (b)	3,837,653	834,419
Ginnie Mae REMIC pass-thru certificates Series 2014-178 Class IO, 5% 11/20/2044 (b)	5,467,286	1,150,941
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	2,942,254	2,631,877
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	1,095,928	989,877
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,858,404	1,653,624
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	1,509,840	1,350,805
Ginnie Mae REMIC pass-thru certificates Series 2015-117 Class KI, 5% 8/20/2045 (b)	5,169,071	1,067,035
Ginnie Mae REMIC pass-thru certificates Series 2015-14 Class IO, 5% 10/20/2044 (b)	5,928,746	1,235,494
Ginnie Mae REMIC pass-thru certificates Series 2015-24 Class PI, 3.5% 2/20/2045 (b)	7,239,076	1,096,577
Ginnie Mae REMIC pass-thru certificates Series 2015-79 Class IC, 5% 5/20/2045 (b)	2,830,418	585,699
Ginnie Mae REMIC pass-thru certificates Series 2016-12 Class FA, CME Term SOFR 1 month Index + 0.4645%, 4.7632% 1/20/2046 (c)(d)	659,641	642,276
Ginnie Mae REMIC pass-thru certificates Series 2016-146 Class AL, 5.6066% 5/20/2040 (c)	1,764,357	1,767,321
Ginnie Mae REMIC pass-thru certificates Series 2016-17 Class A, 3% 2/16/2046	11,526,843	10,483,774
Ginnie Mae REMIC pass-thru certificates Series 2016-171 Class BI, 5% 10/20/2044 (b)	5,344,392	1,124,439
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	844,061	762,766
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	4,112,445	3,606,658
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class K, 3% 8/20/2047	11,800,565	10,647,830
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	2,394,000	2,106,086
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	1,919,979	1,702,969
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	5,580,555	5,044,950
Ginnie Mae REMIC pass-thru certificates Series 2017-75 Class PT, 5.7201% 4/20/2047 (c)	6,476,462	6,467,068
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	2,199,011	2,012,673
Ginnie Mae REMIC pass-thru certificates Series 2019-42 Class FK, CME Term SOFR 1 month Index + 0.5645%, 4.8632% 4/20/2049 (c)(d)	4,607,813	4,560,484
TOTAL UNITED STATES		193,674,262
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $208,864,321)		193,674,262

Commercial Mortgage Securities - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	209,079	207,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,300,000	1,273,554
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 5.0777% 4/25/2029 (c)(d)	10,597,773	10,621,812
Ginnie Mae Multifamily REMICS Series 2001-58 Class X, 0.4902% 9/16/2041 (b)(c)	197,848	2
Ginnie Mae REMIC pass-thru certificates Series 2002-62 Class IO, 1.1703% 8/16/2042 (b)(c)	304,973	3,439
Ginnie Mae REMIC pass-thru certificates Series 2002-81 Class IO, 0.9353% 9/16/2042 (b)(c)	1,104,529	16,125
TOTAL UNITED STATES		12,122,436
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,931,805)		12,122,436

U.S. Government Agency - Mortgage Securities - 134.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 134.7%
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.085% 1/1/2035 (c)(d)	8,066	8,236
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (c)(d)	3,806	3,870
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 5.971% 3/1/2036 (c)(d)	26,137	26,746
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.608%, 7.436% 8/1/2035 (c)(d)	74,341	75,933
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.938% 11/1/2036 (c)(d)	26,614	27,192
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.649%, 7.389% 5/1/2035 (c)(d)	61,922	63,202
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.448% 3/1/2033 (c)(d)	15,167	15,466
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.522% 8/1/2035 (c)(d)	38,894	39,597
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.151%, 6.963% 7/1/2036 (c)(d)	25,059	25,404
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.28%, 7.243% 10/1/2033 (c)(d)	10,052	10,230
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.71% 9/1/2034 (c)(d)	20,197	20,630
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.394% 7/1/2034 (c)(d)	87,776	89,423
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	481,096	467,024
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,610,193	1,442,535
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	1,615,660	1,257,932
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	736,846	697,339
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	732,986	694,103
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	477,213	452,154
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	450,978	390,141
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	1,318,441	1,247,762
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	414,254	392,497
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	734,816	696,209
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	86,556	74,636
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	231,784	200,589
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	40,059	34,246
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	321,435	274,690
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	599,941	515,694
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	213,190	182,919
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	500,493	445,424
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,044,546	928,310
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	11,634,586	10,318,079
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,051,599	1,025,475
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.87% 2/1/2033 (c)(d)	6,809	6,875
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.785% 12/1/2034 (c)(d)	7,819	7,912
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.785% 3/1/2035 (c)(d)	7,473	7,566
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 7.08% 10/1/2033 (c)(d)	3,746	3,786
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 7.129% 9/1/2033 (c)(d)	99,384	100,380
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.935% 7/1/2035 (c)(d)	4,338	4,396
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	3,217,267	3,278,021
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (f)	4,396,897	4,481,300
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,648,525	1,663,685
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,543,873	4,641,037
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	578,575	583,714
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	741,819	761,457
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	564,761	579,888
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	462,802	475,198
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	674,220	702,392
Fannie Mae Mortgage pass-thru certificates 8.5% 12/1/2027	3,368	3,417
Freddie Mac Gold Pool 1.5% 4/1/2041	2,126,027	1,725,947
Freddie Mac Gold Pool 2.5% 11/1/2031	622,559	589,495
Freddie Mac Gold Pool 2.5% 11/1/2041	619,845	536,228
Freddie Mac Gold Pool 2.5% 11/1/2041	7,010,709	6,071,530
Freddie Mac Gold Pool 2.5% 2/1/2042	1,316,222	1,142,775
Freddie Mac Gold Pool 2.5% 4/1/2042	401,721	346,775
Freddie Mac Gold Pool 2.5% 5/1/2041	2,835,509	2,472,554
Freddie Mac Gold Pool 2.5% 6/1/2041	473,727	410,265
Freddie Mac Gold Pool 3% 3/1/2052	173,636	148,982
Freddie Mac Gold Pool 3% 4/1/2034	240,048	227,552
Freddie Mac Gold Pool 3% 6/1/2051	65,592	56,073
Freddie Mac Gold Pool 3.5% 3/1/2052	82,099	72,886
Freddie Mac Gold Pool 3.5% 9/1/2051	6,722,828	5,993,623
Freddie Mac Gold Pool 5.5% 3/1/2053	2,008,296	2,014,697
Freddie Mac Gold Pool 6.5% 10/1/2053	3,616,895	3,753,332
Freddie Mac Gold Pool 6.5% 10/1/2053	3,505,655	3,637,896
Freddie Mac Gold Pool 6.5% 9/1/2053	239,921	248,821
Freddie Mac Gold Pool 6.5% 9/1/2053	250,676	260,837
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.86%, 7.61% 8/1/2034 (c)(d)	17,805	18,205
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 7.239% 4/1/2036 (c)(d)	45,380	46,471
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 7.711% 6/1/2033 (c)(d)	70,678	72,106
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (c)(d)	692	703
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.823% 6/1/2033 (c)(d)	75,592	76,296
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 6.618% 12/1/2035 (c)(d)	300,591	305,303
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.246%, 7.122% 6/1/2033 (c)(d)	118,641	120,080
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.206% 3/1/2035 (c)(d)	212,636	215,968
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.869%, 7.169% 10/1/2036 (c)(d)	74,328	75,462
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 7.048% 10/1/2035 (c)(d)	56,195	57,102
Freddie Mac Non Gold Pool 6% 9/1/2053	1,499,403	1,522,563
Ginnie Mae I Pool 2.25% 5/20/2050	1,650,783	1,339,414
Ginnie Mae I Pool 2.375% 5/20/2050	1,134,912	931,408
Ginnie Mae I Pool 2.5% 10/15/2042	161,583	140,205
Ginnie Mae I Pool 2.5% 10/20/2052	2,610,580	2,191,411
Ginnie Mae I Pool 2.5% 11/15/2042	217,306	188,740
Ginnie Mae I Pool 2.5% 12/15/2042	169,717	147,699
Ginnie Mae I Pool 2.5% 12/15/2042	1,989,728	1,733,316
Ginnie Mae I Pool 2.5% 12/15/2042	55,161	48,077
Ginnie Mae I Pool 2.5% 12/15/2042	2,248,742	1,959,935
Ginnie Mae I Pool 2.5% 12/15/2042	148,739	129,767
Ginnie Mae I Pool 2.5% 12/15/2042	433,513	378,027
Ginnie Mae I Pool 2.5% 12/20/2051	4,751,772	3,934,602
Ginnie Mae I Pool 2.5% 3/15/2028	853,655	832,543
Ginnie Mae I Pool 2.5% 3/15/2028	1,635,860	1,597,448
Ginnie Mae I Pool 2.5% 4/15/2028	1,290,338	1,259,231
Ginnie Mae I Pool 2.5% 5/20/2050	1,812,144	1,502,206
Ginnie Mae I Pool 2.5% 8/20/2051	21,321,553	17,674,838
Ginnie Mae I Pool 2.5% 8/20/2051	4,008,994	3,323,319
Ginnie Mae I Pool 2.5% 8/20/2051	5,563,917	4,612,297
Ginnie Mae I Pool 2.5% 9/20/2051	10,187,230	8,435,315
Ginnie Mae I Pool 2.5% 9/20/2051	5,495,496	4,550,426
Ginnie Mae I Pool 2.625% 5/20/2050	3,070,313	2,570,178
Ginnie Mae I Pool 2.75% 5/20/2050	1,010,623	854,911
Ginnie Mae I Pool 3% 1/15/2043	139,284	123,857
Ginnie Mae I Pool 3% 1/15/2045	536,211	473,720
Ginnie Mae I Pool 3% 1/15/2045	9,114	8,009
Ginnie Mae I Pool 3% 1/20/2050	95,226	82,764
Ginnie Mae I Pool 3% 1/20/2050	76,690	66,726
Ginnie Mae I Pool 3% 10/15/2042	1,416,407	1,259,526
Ginnie Mae I Pool 3% 10/15/2043	95,727	85,158
Ginnie Mae I Pool 3% 10/15/2049	10,264,408	8,996,615
Ginnie Mae I Pool 3% 10/20/2041	540,858	462,246
Ginnie Mae I Pool 3% 11/15/2042	25,800	22,862
Ginnie Mae I Pool 3% 11/15/2042	69,889	62,050
Ginnie Mae I Pool 3% 11/15/2042	26,278	23,652
Ginnie Mae I Pool 3% 11/15/2044	68,950	61,240
Ginnie Mae I Pool 3% 11/20/2049	517,571	450,162
Ginnie Mae I Pool 3% 12/15/2042	72,686	64,584
Ginnie Mae I Pool 3% 12/15/2042	449,196	399,128
Ginnie Mae I Pool 3% 12/15/2042	1,622,744	1,440,741
Ginnie Mae I Pool 3% 12/15/2042	1,978	1,765
Ginnie Mae I Pool 3% 12/15/2042	251,286	223,992
Ginnie Mae I Pool 3% 12/20/2042	13,855,134	12,411,998
Ginnie Mae I Pool 3% 2/15/2038	2,234,315	2,030,557
Ginnie Mae I Pool 3% 2/15/2038	3,496,254	3,174,398
Ginnie Mae I Pool 3% 2/20/2043	2,414,887	2,167,563
Ginnie Mae I Pool 3% 2/20/2050	2,696,175	2,342,493
Ginnie Mae I Pool 3% 3/15/2038	1,026,494	931,558
Ginnie Mae I Pool 3% 3/15/2043	74,692	66,315
Ginnie Mae I Pool 3% 3/15/2045	17,364	15,295
Ginnie Mae I Pool 3% 3/15/2045	507,032	446,625
Ginnie Mae I Pool 3% 3/15/2045	75,777	66,749
Ginnie Mae I Pool 3% 3/20/2043	1,659,165	1,489,105
Ginnie Mae I Pool 3% 3/20/2043	216,602	194,212
Ginnie Mae I Pool 3% 3/20/2043	9,230,472	8,270,128
Ginnie Mae I Pool 3% 3/20/2043	3,897,624	3,494,817
Ginnie Mae I Pool 3% 4/15/2042	37,985	33,942
Ginnie Mae I Pool 3% 4/15/2043	198,312	176,277
Ginnie Mae I Pool 3% 4/15/2043	136,587	121,702
Ginnie Mae I Pool 3% 4/15/2043	1,848,990	1,644,849
Ginnie Mae I Pool 3% 4/15/2043	532,560	472,645
Ginnie Mae I Pool 3% 4/15/2043	591,284	522,764
Ginnie Mae I Pool 3% 4/15/2043	3,990	3,529
Ginnie Mae I Pool 3% 4/15/2045	13,017	11,466
Ginnie Mae I Pool 3% 4/15/2045	979,088	862,441
Ginnie Mae I Pool 3% 4/15/2045	460,232	405,401
Ginnie Mae I Pool 3% 4/15/2045	569,898	502,002
Ginnie Mae I Pool 3% 5/15/2027	206,950	203,890
Ginnie Mae I Pool 3% 5/15/2043	230,306	203,925
Ginnie Mae I Pool 3% 5/15/2043	450,010	399,539
Ginnie Mae I Pool 3% 5/15/2043	108,403	96,473
Ginnie Mae I Pool 3% 5/15/2043	764,089	678,391
Ginnie Mae I Pool 3% 5/15/2043	80,129	70,950
Ginnie Mae I Pool 3% 5/15/2043	13,413	11,894
Ginnie Mae I Pool 3% 5/15/2043	299,940	265,181
Ginnie Mae I Pool 3% 5/15/2043	927,925	824,174
Ginnie Mae I Pool 3% 5/15/2043	909,147	804,701
Ginnie Mae I Pool 3% 5/15/2043	274,012	244,150
Ginnie Mae I Pool 3% 5/15/2043	76,095	67,640
Ginnie Mae I Pool 3% 5/15/2045	453,578	399,539
Ginnie Mae I Pool 3% 5/15/2045	19,020	16,754
Ginnie Mae I Pool 3% 5/20/2050	1,772,711	1,540,169
Ginnie Mae I Pool 3% 6/15/2038	1,094,528	994,240
Ginnie Mae I Pool 3% 6/15/2042	73,120	64,843
Ginnie Mae I Pool 3% 6/15/2042	77,362	68,906
Ginnie Mae I Pool 3% 6/15/2043	35,363	31,459
Ginnie Mae I Pool 3% 6/15/2043	837,927	741,663
Ginnie Mae I Pool 3% 6/15/2043	5,904	5,248
Ginnie Mae I Pool 3% 6/15/2043	38,870	34,457
Ginnie Mae I Pool 3% 6/15/2043	124,913	111,759
Ginnie Mae I Pool 3% 6/15/2043	989,519	879,921
Ginnie Mae I Pool 3% 6/15/2043	54,127	48,001
Ginnie Mae I Pool 3% 6/15/2045	4,394	3,871
Ginnie Mae I Pool 3% 6/20/2042	2,293,851	2,050,381
Ginnie Mae I Pool 3% 6/20/2050	4,316,177	3,743,241
Ginnie Mae I Pool 3% 7/15/2042	185,028	164,863
Ginnie Mae I Pool 3% 7/15/2042	114,953	102,060
Ginnie Mae I Pool 3% 7/15/2043	55,943	49,727
Ginnie Mae I Pool 3% 7/15/2043	125,666	111,485
Ginnie Mae I Pool 3% 7/20/2050	3,157,601	2,738,456
Ginnie Mae I Pool 3% 7/20/2050	3,090,001	2,682,726
Ginnie Mae I Pool 3% 7/20/2050	2,902,863	2,517,532
Ginnie Mae I Pool 3% 8/15/2042	33,883	30,025
Ginnie Mae I Pool 3% 8/15/2042	14,577	12,957
Ginnie Mae I Pool 3% 8/15/2043	143,744	127,823
Ginnie Mae I Pool 3% 9/15/2042	282,466	252,509
Ginnie Mae I Pool 3% 9/15/2042	208,649	185,911
Ginnie Mae I Pool 3% 9/15/2042	534,142	476,706
Ginnie Mae I Pool 3% 9/15/2042	62,494	55,594
Ginnie Mae I Pool 3% 9/15/2042	7,605	6,790
Ginnie Mae I Pool 3% 9/15/2042	14,352	12,778
Ginnie Mae I Pool 3% 9/15/2042	85,419	76,080
Ginnie Mae I Pool 3% 9/15/2042	136,891	121,972
Ginnie Mae I Pool 3% 9/20/2046	4,108,725	3,619,821
Ginnie Mae I Pool 3.25% 2/20/2041	700,908	596,098
Ginnie Mae I Pool 3.25% 7/20/2046	122,424	109,374
Ginnie Mae I Pool 3.375% 5/20/2050	289,084	256,609
Ginnie Mae I Pool 3.5% 1/15/2042	2,793,544	2,564,089
Ginnie Mae I Pool 3.5% 1/15/2042	4,522,574	4,151,101
Ginnie Mae I Pool 3.5% 1/15/2042	1,385,454	1,271,656
Ginnie Mae I Pool 3.5% 1/15/2042	66,033	60,575
Ginnie Mae I Pool 3.5% 1/15/2045	398,511	361,062
Ginnie Mae I Pool 3.5% 1/15/2045	248,496	226,610
Ginnie Mae I Pool 3.5% 1/20/2048	1,264,243	1,145,545
Ginnie Mae I Pool 3.5% 1/20/2050	27,285	24,450
Ginnie Mae I Pool 3.5% 1/20/2050	96,454	86,102
Ginnie Mae I Pool 3.5% 1/20/2050	49,224	44,249
Ginnie Mae I Pool 3.5% 1/20/2050	48,047	43,056
Ginnie Mae I Pool 3.5% 10/15/2042	204,645	186,813
Ginnie Mae I Pool 3.5% 10/20/2044	1,815,254	1,654,815
Ginnie Mae I Pool 3.5% 10/20/2049	665,327	594,336
Ginnie Mae I Pool 3.5% 11/15/2041	1,169,871	1,075,020
Ginnie Mae I Pool 3.5% 11/15/2041	378,650	348,776
Ginnie Mae I Pool 3.5% 11/15/2041	139,811	128,182
Ginnie Mae I Pool 3.5% 11/15/2042	39,721	36,213
Ginnie Mae I Pool 3.5% 11/20/2044	1,092,292	993,980
Ginnie Mae I Pool 3.5% 11/20/2044	7,183,913	6,541,400
Ginnie Mae I Pool 3.5% 11/20/2044	1,516,737	1,379,982
Ginnie Mae I Pool 3.5% 11/20/2049	252,826	226,719
Ginnie Mae I Pool 3.5% 11/20/2049	118,974	106,280
Ginnie Mae I Pool 3.5% 12/15/2026	70,431	69,700
Ginnie Mae I Pool 3.5% 12/15/2041	1,553,313	1,423,319
Ginnie Mae I Pool 3.5% 12/15/2041	185,946	170,105
Ginnie Mae I Pool 3.5% 12/15/2042	240,796	221,402
Ginnie Mae I Pool 3.5% 12/20/2042	346,711	317,371
Ginnie Mae I Pool 3.5% 12/20/2044	677,088	615,761
Ginnie Mae I Pool 3.5% 12/20/2044	483,047	439,391
Ginnie Mae I Pool 3.5% 2/15/2042	100,859	92,574
Ginnie Mae I Pool 3.5% 2/15/2042	2,263,470	2,077,554
Ginnie Mae I Pool 3.5% 2/15/2042	717,933	660,305
Ginnie Mae I Pool 3.5% 2/15/2042	799,020	733,601
Ginnie Mae I Pool 3.5% 2/15/2042	1,229,661	1,124,902
Ginnie Mae I Pool 3.5% 2/15/2042	405,252	371,649
Ginnie Mae I Pool 3.5% 2/15/2043	98,232	89,912
Ginnie Mae I Pool 3.5% 2/20/2043	3,004,465	2,759,407
Ginnie Mae I Pool 3.5% 3/15/2027	136,118	134,667
Ginnie Mae I Pool 3.5% 3/15/2042	251,000	229,554
Ginnie Mae I Pool 3.5% 3/15/2042	3,981,205	3,654,199
Ginnie Mae I Pool 3.5% 3/15/2042	1,548,087	1,417,357
Ginnie Mae I Pool 3.5% 3/15/2042	6,518,467	5,981,352
Ginnie Mae I Pool 3.5% 3/15/2042	32,427	29,714
Ginnie Mae I Pool 3.5% 3/15/2042	163,015	150,109
Ginnie Mae I Pool 3.5% 3/15/2042	996,383	914,543
Ginnie Mae I Pool 3.5% 3/20/2043	5,167,612	4,741,218
Ginnie Mae I Pool 3.5% 3/20/2043	733,793	672,013
Ginnie Mae I Pool 3.5% 3/20/2043	1,203,858	1,105,117
Ginnie Mae I Pool 3.5% 3/20/2043	1,335,910	1,226,619
Ginnie Mae I Pool 3.5% 4/15/2042	4,109,501	3,767,688
Ginnie Mae I Pool 3.5% 4/15/2042	2,800,717	2,567,763
Ginnie Mae I Pool 3.5% 4/15/2042	4,767,112	4,378,067
Ginnie Mae I Pool 3.5% 4/15/2042	1,494,331	1,373,174
Ginnie Mae I Pool 3.5% 4/15/2042 (h)	10,061,169	9,237,417
Ginnie Mae I Pool 3.5% 4/20/2043	1,263,652	1,158,129
Ginnie Mae I Pool 3.5% 5/15/2042	654,369	600,621
Ginnie Mae I Pool 3.5% 5/15/2042	937,315	861,070
Ginnie Mae I Pool 3.5% 5/15/2042	5,067,091	4,653,565
Ginnie Mae I Pool 3.5% 5/15/2042	52,766	48,391
Ginnie Mae I Pool 3.5% 5/15/2042	1,635,255	1,499,240
Ginnie Mae I Pool 3.5% 5/20/2050	2,539,197	2,266,675
Ginnie Mae I Pool 3.5% 6/15/2042	882,448	806,834
Ginnie Mae I Pool 3.5% 6/15/2043	110,833	101,149
Ginnie Mae I Pool 3.5% 6/15/2044	512,735	465,847
Ginnie Mae I Pool 3.5% 7/15/2042	8,300,705	7,603,926
Ginnie Mae I Pool 3.5% 7/15/2042	980,445	896,676
Ginnie Mae I Pool 3.5% 7/15/2043	9,788	8,912
Ginnie Mae I Pool 3.5% 7/15/2043	510,756	466,991
Ginnie Mae I Pool 3.5% 7/20/2043	1,235,499	1,128,727
Ginnie Mae I Pool 3.5% 7/20/2043	579,398	529,472
Ginnie Mae I Pool 3.5% 7/20/2046	73,285,129	66,404,491
Ginnie Mae I Pool 3.5% 8/15/2042	268,693	245,539
Ginnie Mae I Pool 3.5% 8/15/2042	103,549	97,584
Ginnie Mae I Pool 3.5% 8/15/2042	44,902	40,979
Ginnie Mae I Pool 3.5% 8/15/2042	199,073	182,114
Ginnie Mae I Pool 3.5% 8/15/2043	446,219	406,102
Ginnie Mae I Pool 3.5% 9/15/2026	19,915	19,773
Ginnie Mae I Pool 3.5% 9/15/2043	90,438	82,452
Ginnie Mae I Pool 3.5% 9/20/2049	1,317,647	1,169,476
Ginnie Mae I Pool 3.7% 10/15/2042	3,571,124	3,282,432
Ginnie Mae I Pool 3.74% 7/20/2042	215,438	199,176
Ginnie Mae I Pool 3.75% 1/20/2046	1,798,033	1,650,811
Ginnie Mae I Pool 3.75% 10/20/2041	890,347	825,222
Ginnie Mae I Pool 3.75% 10/20/2045	2,339,045	2,150,450
Ginnie Mae I Pool 3.75% 11/20/2045	1,006,086	923,708
Ginnie Mae I Pool 3.75% 11/20/2046	2,877,810	2,639,479
Ginnie Mae I Pool 3.75% 2/20/2046	743,884	682,975
Ginnie Mae I Pool 3.75% 5/20/2046	811,288	744,099
Ginnie Mae I Pool 3.75% 7/20/2047	430,523	394,061
Ginnie Mae I Pool 3.75% 8/20/2045	1,510,395	1,388,613
Ginnie Mae I Pool 3.75% 9/20/2045	1,202,880	1,105,893
Ginnie Mae I Pool 4% 1/15/2040	457,036	434,773
Ginnie Mae I Pool 4% 1/15/2040	63,969	60,864
Ginnie Mae I Pool 4% 1/15/2040	153,994	146,343
Ginnie Mae I Pool 4% 1/15/2041	58,246	55,448
Ginnie Mae I Pool 4% 1/15/2041	226,798	215,566
Ginnie Mae I Pool 4% 1/15/2041	4,374	4,154
Ginnie Mae I Pool 4% 1/15/2041	32,272	30,638
Ginnie Mae I Pool 4% 1/15/2041	555,729	527,769
Ginnie Mae I Pool 4% 1/15/2041	66,693	63,499
Ginnie Mae I Pool 4% 1/15/2041	258,453	245,531
Ginnie Mae I Pool 4% 1/15/2041	72,784	69,203
Ginnie Mae I Pool 4% 1/15/2041	180,934	172,003
Ginnie Mae I Pool 4% 1/15/2041	19,604	18,662
Ginnie Mae I Pool 4% 1/15/2041	178,676	169,799
Ginnie Mae I Pool 4% 1/15/2041	146,233	139,110
Ginnie Mae I Pool 4% 1/15/2042	144,035	137,390
Ginnie Mae I Pool 4% 1/15/2042	50,771	48,169
Ginnie Mae I Pool 4% 1/15/2042	28,278	26,842
Ginnie Mae I Pool 4% 1/15/2042	328,386	311,556
Ginnie Mae I Pool 4% 1/15/2042	179,607	170,543
Ginnie Mae I Pool 4% 1/15/2043	83,134	78,673
Ginnie Mae I Pool 4% 1/15/2045	373,827	352,137
Ginnie Mae I Pool 4% 1/15/2045	195,265	184,567
Ginnie Mae I Pool 4% 1/20/2042	3,407,504	3,218,655
Ginnie Mae I Pool 4% 1/20/2042	161,706	153,285
Ginnie Mae I Pool 4% 1/20/2049	813,401	754,535
Ginnie Mae I Pool 4% 1/20/2050	599,053	554,389
Ginnie Mae I Pool 4% 10/15/2039	580,817	553,108
Ginnie Mae I Pool 4% 10/15/2039	136,110	129,457
Ginnie Mae I Pool 4% 10/15/2039	989,693	941,160
Ginnie Mae I Pool 4% 10/15/2039	1,198,344	1,140,368
Ginnie Mae I Pool 4% 10/15/2040	4,456,507	4,237,241
Ginnie Mae I Pool 4% 10/15/2040	34,423	32,735
Ginnie Mae I Pool 4% 10/15/2040	1,452,469	1,381,717
Ginnie Mae I Pool 4% 10/15/2040	18,820	17,897
Ginnie Mae I Pool 4% 10/15/2040	10,156	9,666
Ginnie Mae I Pool 4% 10/15/2040	19,277	18,332
Ginnie Mae I Pool 4% 10/15/2040	7,047	6,707
Ginnie Mae I Pool 4% 10/15/2040	223,361	212,300
Ginnie Mae I Pool 4% 10/15/2040	163,746	155,663
Ginnie Mae I Pool 4% 10/15/2040	57,369	54,465
Ginnie Mae I Pool 4% 10/15/2040	63,142	59,926
Ginnie Mae I Pool 4% 10/15/2040	464,524	442,442
Ginnie Mae I Pool 4% 10/15/2041	103,919	98,529
Ginnie Mae I Pool 4% 10/15/2041	2,815,976	2,669,911
Ginnie Mae I Pool 4% 10/15/2041	64,691	61,497
Ginnie Mae I Pool 4% 10/15/2041	915,180	868,567
Ginnie Mae I Pool 4% 10/15/2041	237,077	225,076
Ginnie Mae I Pool 4% 10/15/2041	11,871	11,242
Ginnie Mae I Pool 4% 10/15/2041	576,250	546,991
Ginnie Mae I Pool 4% 10/15/2041	306,518	291,144
Ginnie Mae I Pool 4% 10/15/2041	138,081	131,332
Ginnie Mae I Pool 4% 10/15/2041	93,037	88,283
Ginnie Mae I Pool 4% 10/15/2041	72,653	68,975
Ginnie Mae I Pool 4% 10/15/2041	55,021	52,305
Ginnie Mae I Pool 4% 10/15/2041	37,387	35,477
Ginnie Mae I Pool 4% 10/15/2041	195,436	185,633
Ginnie Mae I Pool 4% 10/15/2041	11,240	10,689
Ginnie Mae I Pool 4% 10/15/2041	305,072	289,534
Ginnie Mae I Pool 4% 10/15/2041	156,161	148,428
Ginnie Mae I Pool 4% 10/15/2041	66,352	62,850
Ginnie Mae I Pool 4% 10/15/2041	633,043	601,591
Ginnie Mae I Pool 4% 11/15/2039	1,985,730	1,888,352
Ginnie Mae I Pool 4% 11/15/2039	337,356	321,494
Ginnie Mae I Pool 4% 11/15/2039	296,469	281,787
Ginnie Mae I Pool 4% 11/15/2040	9,824	9,367
Ginnie Mae I Pool 4% 11/15/2040	48,356	45,938
Ginnie Mae I Pool 4% 11/15/2040	24,769	23,546
Ginnie Mae I Pool 4% 11/15/2040	45,886	43,811
Ginnie Mae I Pool 4% 11/15/2040	228,047	216,609
Ginnie Mae I Pool 4% 11/15/2040	963,609	917,474
Ginnie Mae I Pool 4% 11/15/2040	312,351	297,450
Ginnie Mae I Pool 4% 11/15/2040	179,518	170,599
Ginnie Mae I Pool 4% 11/15/2041	515,426	489,255
Ginnie Mae I Pool 4% 11/15/2041	70,842	67,167
Ginnie Mae I Pool 4% 11/15/2042	643,970	609,697
Ginnie Mae I Pool 4% 11/15/2042	23,754	22,493
Ginnie Mae I Pool 4% 11/15/2042	206,186	195,334
Ginnie Mae I Pool 4% 12/15/2039	755,119	718,586
Ginnie Mae I Pool 4% 12/15/2039	82,080	78,015
Ginnie Mae I Pool 4% 12/15/2039	498,914	475,113
Ginnie Mae I Pool 4% 12/15/2040	7,592	7,217
Ginnie Mae I Pool 4% 12/15/2040	87,101	82,746
Ginnie Mae I Pool 4% 12/15/2040	744,485	708,590
Ginnie Mae I Pool 4% 12/15/2040	9,642	9,200
Ginnie Mae I Pool 4% 12/15/2040	93,580	88,976
Ginnie Mae I Pool 4% 12/15/2040	6,934	6,577
Ginnie Mae I Pool 4% 12/15/2040	2,219,866	2,108,179
Ginnie Mae I Pool 4% 12/15/2040	317,557	301,780
Ginnie Mae I Pool 4% 12/15/2040	193,631	183,799
Ginnie Mae I Pool 4% 12/15/2041	285,037	270,519
Ginnie Mae I Pool 4% 12/15/2041	597,735	567,008
Ginnie Mae I Pool 4% 12/15/2041	834,503	791,475
Ginnie Mae I Pool 4% 12/15/2041	159,151	150,871
Ginnie Mae I Pool 4% 12/15/2041	75,304	71,649
Ginnie Mae I Pool 4% 12/15/2041	77,341	73,294
Ginnie Mae I Pool 4% 12/15/2041	76,306	72,360
Ginnie Mae I Pool 4% 12/15/2041	7,712	7,317
Ginnie Mae I Pool 4% 12/15/2042	17,585	16,670
Ginnie Mae I Pool 4% 12/15/2042	352,079	334,531
Ginnie Mae I Pool 4% 12/20/2040	155,880	147,587
Ginnie Mae I Pool 4% 2/15/2040	530,076	504,255
Ginnie Mae I Pool 4% 2/15/2040	396,207	377,105
Ginnie Mae I Pool 4% 2/15/2040	20,145	19,208
Ginnie Mae I Pool 4% 2/15/2041	64,528	61,354
Ginnie Mae I Pool 4% 2/15/2041	81,283	77,218
Ginnie Mae I Pool 4% 2/15/2041	19,085	18,098
Ginnie Mae I Pool 4% 2/15/2041	82,150	78,017
Ginnie Mae I Pool 4% 2/15/2041	15,733	14,996
Ginnie Mae I Pool 4% 2/15/2041	431,172	410,028
Ginnie Mae I Pool 4% 2/15/2041	27,543	26,220
Ginnie Mae I Pool 4% 2/15/2042	60,335	57,159
Ginnie Mae I Pool 4% 2/15/2042	64,677	61,485
Ginnie Mae I Pool 4% 2/15/2042	106,750	101,229
Ginnie Mae I Pool 4% 2/15/2042	235,332	222,842
Ginnie Mae I Pool 4% 2/15/2042	126,285	119,932
Ginnie Mae I Pool 4% 2/15/2042	546,655	518,554
Ginnie Mae I Pool 4% 2/15/2045	442,160	414,449
Ginnie Mae I Pool 4% 2/15/2045	94,366	88,868
Ginnie Mae I Pool 4% 2/20/2046	707,370	659,714
Ginnie Mae I Pool 4% 3/15/2040	239,227	227,773
Ginnie Mae I Pool 4% 3/15/2040	313,787	299,143
Ginnie Mae I Pool 4% 3/15/2041	43,485	41,360
Ginnie Mae I Pool 4% 3/15/2041	14,615	13,854
Ginnie Mae I Pool 4% 3/15/2041	24,587	23,377
Ginnie Mae I Pool 4% 3/15/2041	1,133,566	1,076,888
Ginnie Mae I Pool 4% 3/15/2042	172,713	163,781
Ginnie Mae I Pool 4% 3/15/2042	36,194	34,273
Ginnie Mae I Pool 4% 3/15/2042	271,163	257,098
Ginnie Mae I Pool 4% 3/15/2044	366,202	346,138
Ginnie Mae I Pool 4% 3/15/2045	152,791	143,215
Ginnie Mae I Pool 4% 3/15/2045	259,451	243,190
Ginnie Mae I Pool 4% 3/20/2042	605,752	571,625
Ginnie Mae I Pool 4% 3/20/2047	328,113	306,828
Ginnie Mae I Pool 4% 4/15/2039	431,394	410,595
Ginnie Mae I Pool 4% 4/15/2039	119,948	114,435
Ginnie Mae I Pool 4% 4/15/2041	2,280,862	2,167,543
Ginnie Mae I Pool 4% 4/15/2042	44,557	42,219
Ginnie Mae I Pool 4% 4/15/2043	220,756	209,615
Ginnie Mae I Pool 4% 4/15/2043	15,381	14,645
Ginnie Mae I Pool 4% 4/15/2045	99,581	93,340
Ginnie Mae I Pool 4% 4/15/2045	321,157	301,030
Ginnie Mae I Pool 4% 4/15/2045	182,372	170,943
Ginnie Mae I Pool 4% 4/20/2047	3,422,451	3,186,532
Ginnie Mae I Pool 4% 4/20/2047	3,544,946	3,300,584
Ginnie Mae I Pool 4% 4/20/2048	993,456	922,801
Ginnie Mae I Pool 4% 4/20/2048	1,084,322	1,007,205
Ginnie Mae I Pool 4% 5/15/2039	35,027	33,482
Ginnie Mae I Pool 4% 5/15/2041	237,349	224,965
Ginnie Mae I Pool 4% 5/15/2042	132,617	126,359
Ginnie Mae I Pool 4% 5/15/2042	12,923	12,371
Ginnie Mae I Pool 4% 5/15/2043	173,682	164,024
Ginnie Mae I Pool 4% 5/15/2043	158,715	149,890
Ginnie Mae I Pool 4% 5/15/2043	292,216	277,194
Ginnie Mae I Pool 4% 5/15/2043	152,850	145,160
Ginnie Mae I Pool 4% 5/15/2044	290,511	274,515
Ginnie Mae I Pool 4% 5/15/2044	815,332	769,458
Ginnie Mae I Pool 4% 6/15/2039	57,335	54,795
Ginnie Mae I Pool 4% 6/15/2039	587,273	561,038
Ginnie Mae I Pool 4% 6/15/2039	151,209	144,179
Ginnie Mae I Pool 4% 6/15/2040	19,052	18,133
Ginnie Mae I Pool 4% 6/15/2041	38,698	36,739
Ginnie Mae I Pool 4% 6/15/2041	116,639	111,320
Ginnie Mae I Pool 4% 6/15/2041	75,368	71,517
Ginnie Mae I Pool 4% 6/15/2041	611,041	579,726
Ginnie Mae I Pool 4% 6/15/2041	331,328	313,990
Ginnie Mae I Pool 4% 6/15/2041	487,866	463,169
Ginnie Mae I Pool 4% 6/15/2041	427,691	405,375
Ginnie Mae I Pool 4% 6/15/2041	752,519	714,541
Ginnie Mae I Pool 4% 6/15/2041	637,093	604,047
Ginnie Mae I Pool 4% 6/15/2041	24,608	23,509
Ginnie Mae I Pool 4% 6/15/2041	22,201	21,042
Ginnie Mae I Pool 4% 6/15/2041	143,934	136,424
Ginnie Mae I Pool 4% 6/15/2041	108,393	102,754
Ginnie Mae I Pool 4% 6/15/2041	342,534	325,088
Ginnie Mae I Pool 4% 6/15/2041	385,046	366,227
Ginnie Mae I Pool 4% 6/15/2041	1,230,653	1,169,121
Ginnie Mae I Pool 4% 6/15/2042	67,211	63,575
Ginnie Mae I Pool 4% 6/15/2042	372,756	354,909
Ginnie Mae I Pool 4% 6/15/2042	30,707	29,050
Ginnie Mae I Pool 4% 6/15/2043	279,172	264,033
Ginnie Mae I Pool 4% 6/15/2043	32,468	30,866
Ginnie Mae I Pool 4% 6/15/2045	719,705	674,600
Ginnie Mae I Pool 4% 7/15/2039	50,095	47,697
Ginnie Mae I Pool 4% 7/15/2040	1,340	1,274
Ginnie Mae I Pool 4% 7/15/2041	28,266	26,890
Ginnie Mae I Pool 4% 7/15/2041	13,875	13,147
Ginnie Mae I Pool 4% 7/15/2041	4,830	4,584
Ginnie Mae I Pool 4% 7/15/2041	270,046	255,834
Ginnie Mae I Pool 4% 7/15/2041	37,643	35,779
Ginnie Mae I Pool 4% 7/15/2041	7,693	7,294
Ginnie Mae I Pool 4% 7/15/2041	53,381	50,670
Ginnie Mae I Pool 4% 7/15/2041	47,071	44,659
Ginnie Mae I Pool 4% 7/15/2041	108,437	103,067
Ginnie Mae I Pool 4% 7/15/2042	198,177	187,659
Ginnie Mae I Pool 4% 7/15/2042	148,855	140,911
Ginnie Mae I Pool 4% 7/15/2043	463,009	437,264
Ginnie Mae I Pool 4% 8/15/2040	57,657	54,839
Ginnie Mae I Pool 4% 8/15/2040	248,107	236,103
Ginnie Mae I Pool 4% 8/15/2040	3,115	2,963
Ginnie Mae I Pool 4% 8/15/2040	34,176	32,540
Ginnie Mae I Pool 4% 8/15/2041	1,350,992	1,281,543
Ginnie Mae I Pool 4% 8/15/2041	249,173	236,060
Ginnie Mae I Pool 4% 8/15/2041	812,720	770,192
Ginnie Mae I Pool 4% 8/15/2041	591,299	560,811
Ginnie Mae I Pool 4% 8/15/2041	41,927	39,772
Ginnie Mae I Pool 4% 8/15/2041	81,127	77,046
Ginnie Mae I Pool 4% 8/15/2041	27,885	26,518
Ginnie Mae I Pool 4% 8/15/2041	841,838	799,483
Ginnie Mae I Pool 4% 8/15/2041	2,013,315	1,911,396
Ginnie Mae I Pool 4% 8/15/2041	103,797	98,462
Ginnie Mae I Pool 4% 8/15/2042	5,900	5,612
Ginnie Mae I Pool 4% 8/15/2043	7,524	7,123
Ginnie Mae I Pool 4% 8/15/2043	21,185	19,996
Ginnie Mae I Pool 4% 9/15/2039	19,579	18,708
Ginnie Mae I Pool 4% 9/15/2039	84,848	80,701
Ginnie Mae I Pool 4% 9/15/2040	13,145	12,509
Ginnie Mae I Pool 4% 9/15/2040	575,032	547,116
Ginnie Mae I Pool 4% 9/15/2040	218,845	208,042
Ginnie Mae I Pool 4% 9/15/2040	144,131	137,182
Ginnie Mae I Pool 4% 9/15/2040	32,769	31,167
Ginnie Mae I Pool 4% 9/15/2040	56,271	53,558
Ginnie Mae I Pool 4% 9/15/2040	6,242	5,940
Ginnie Mae I Pool 4% 9/15/2040	339,476	322,665
Ginnie Mae I Pool 4% 9/15/2040	3,186	3,030
Ginnie Mae I Pool 4% 9/15/2040	152,360	144,989
Ginnie Mae I Pool 4% 9/15/2041	250,698	237,889
Ginnie Mae I Pool 4% 9/15/2041	706,708	670,933
Ginnie Mae I Pool 4% 9/15/2041	21,009	19,900
Ginnie Mae I Pool 4% 9/15/2041	74,625	70,870
Ginnie Mae I Pool 4% 9/15/2041	72,243	68,665
Ginnie Mae I Pool 4% 9/15/2041	7,893	7,526
Ginnie Mae I Pool 4% 9/15/2041	45,860	43,495
Ginnie Mae I Pool 4% 9/15/2041	98,980	93,984
Ginnie Mae I Pool 4% 9/15/2041	14,842	14,057
Ginnie Mae I Pool 4% 9/15/2041	58,744	55,761
Ginnie Mae I Pool 4% 9/15/2041	2,540,819	2,411,408
Ginnie Mae I Pool 4% 9/15/2041	287,575	273,426
Ginnie Mae I Pool 4% 9/15/2041	314,087	298,139
Ginnie Mae I Pool 4.25% 1/20/2046	283,105	267,815
Ginnie Mae I Pool 4.5% 1/15/2039	259,286	251,519
Ginnie Mae I Pool 4.5% 1/15/2040	2,830,772	2,752,914
Ginnie Mae I Pool 4.5% 1/15/2040	190,531	185,121
Ginnie Mae I Pool 4.5% 1/15/2040	70,451	68,404
Ginnie Mae I Pool 4.5% 1/15/2040	345,040	335,515
Ginnie Mae I Pool 4.5% 10/15/2039	207,902	202,269
Ginnie Mae I Pool 4.5% 10/15/2039	133,231	129,156
Ginnie Mae I Pool 4.5% 11/15/2039	4,585	4,452
Ginnie Mae I Pool 4.5% 11/15/2039	165,813	161,372
Ginnie Mae I Pool 4.5% 11/15/2039	319,692	311,064
Ginnie Mae I Pool 4.5% 11/15/2039	171,075	166,369
Ginnie Mae I Pool 4.5% 11/15/2039	868,346	841,789
Ginnie Mae I Pool 4.5% 11/15/2039	356,124	345,777
Ginnie Mae I Pool 4.5% 11/15/2039	58,116	56,585
Ginnie Mae I Pool 4.5% 11/20/2052	34,702,707	32,947,781
Ginnie Mae I Pool 4.5% 12/15/2039	1,427,815	1,388,982
Ginnie Mae I Pool 4.5% 12/15/2039	237,368	231,011
Ginnie Mae I Pool 4.5% 12/15/2039	166,047	162,148
Ginnie Mae I Pool 4.5% 12/15/2039	97,166	94,585
Ginnie Mae I Pool 4.5% 12/15/2039	811,130	788,739
Ginnie Mae I Pool 4.5% 12/15/2039	107,274	104,602
Ginnie Mae I Pool 4.5% 12/15/2039	612,111	595,152
Ginnie Mae I Pool 4.5% 12/15/2039	131,815	128,398
Ginnie Mae I Pool 4.5% 12/15/2039	254,169	247,283
Ginnie Mae I Pool 4.5% 12/15/2039	353,248	343,320
Ginnie Mae I Pool 4.5% 12/15/2040	97,618	94,708
Ginnie Mae I Pool 4.5% 2/15/2040	123,025	119,642
Ginnie Mae I Pool 4.5% 2/15/2040	114,533	111,371
Ginnie Mae I Pool 4.5% 2/15/2040	195,313	189,729
Ginnie Mae I Pool 4.5% 2/15/2040	235,461	229,231
Ginnie Mae I Pool 4.5% 2/15/2040	40,867	39,752
Ginnie Mae I Pool 4.5% 2/15/2040	589,160	572,896
Ginnie Mae I Pool 4.5% 2/15/2040	255,711	248,703
Ginnie Mae I Pool 4.5% 2/15/2040	470,851	458,544
Ginnie Mae I Pool 4.5% 2/15/2040	83,135	80,840
Ginnie Mae I Pool 4.5% 2/15/2040	5,533	5,393
Ginnie Mae I Pool 4.5% 2/15/2040	685,016	663,357
Ginnie Mae I Pool 4.5% 2/15/2041	75,726	73,447
Ginnie Mae I Pool 4.5% 2/15/2041	221,434	215,211
Ginnie Mae I Pool 4.5% 3/15/2039	34,961	34,043
Ginnie Mae I Pool 4.5% 3/15/2040	1,037,952	1,005,535
Ginnie Mae I Pool 4.5% 3/15/2040	150,607	146,574
Ginnie Mae I Pool 4.5% 3/15/2040	164,533	159,861
Ginnie Mae I Pool 4.5% 3/15/2040	91,918	88,797
Ginnie Mae I Pool 4.5% 3/15/2041	3,805,211	3,689,108
Ginnie Mae I Pool 4.5% 3/15/2041	237,954	231,244
Ginnie Mae I Pool 4.5% 3/15/2041	12,692	12,256
Ginnie Mae I Pool 4.5% 4/15/2039	743,160	720,618
Ginnie Mae I Pool 4.5% 4/15/2039	686,096	665,456
Ginnie Mae I Pool 4.5% 4/15/2040	31,496	30,627
Ginnie Mae I Pool 4.5% 4/15/2040	373,775	362,198
Ginnie Mae I Pool 4.5% 4/15/2040	287,008	278,302
Ginnie Mae I Pool 4.5% 4/15/2040	66,391	64,128
Ginnie Mae I Pool 4.5% 4/15/2040	171,057	166,065
Ginnie Mae I Pool 4.5% 4/15/2040	64,901	62,688
Ginnie Mae I Pool 4.5% 4/15/2040	46,671	45,417
Ginnie Mae I Pool 4.5% 4/15/2041	165,231	160,653
Ginnie Mae I Pool 4.5% 4/15/2041	237,681	230,684
Ginnie Mae I Pool 4.5% 4/15/2041	165,614	160,616
Ginnie Mae I Pool 4.5% 4/15/2041	63,077	61,280
Ginnie Mae I Pool 4.5% 4/15/2041	102,031	99,321
Ginnie Mae I Pool 4.5% 4/15/2041	1,338	1,297
Ginnie Mae I Pool 4.5% 4/20/2040	65,487	63,691
Ginnie Mae I Pool 4.5% 4/20/2053	2,333,493	2,211,842
Ginnie Mae I Pool 4.5% 5/15/2039	102,285	99,286
Ginnie Mae I Pool 4.5% 5/15/2039	871,499	848,253
Ginnie Mae I Pool 4.5% 5/15/2039	218,791	213,025
Ginnie Mae I Pool 4.5% 5/15/2039	108,858	105,978
Ginnie Mae I Pool 4.5% 5/15/2040	193,331	187,841
Ginnie Mae I Pool 4.5% 5/15/2040	84,980	82,567
Ginnie Mae I Pool 4.5% 5/15/2040	740,254	719,744
Ginnie Mae I Pool 4.5% 5/15/2040	46,897	45,602
Ginnie Mae I Pool 4.5% 5/15/2041	131,668	127,993
Ginnie Mae I Pool 4.5% 5/15/2041	3,630	3,606
Ginnie Mae I Pool 4.5% 5/15/2041	93,919	91,093
Ginnie Mae I Pool 4.5% 6/15/2039	35,404	34,460
Ginnie Mae I Pool 4.5% 6/15/2039	295,586	287,701
Ginnie Mae I Pool 4.5% 6/15/2039	22,883	22,340
Ginnie Mae I Pool 4.5% 6/15/2039	18,271	17,823
Ginnie Mae I Pool 4.5% 6/15/2039	50,728	49,312
Ginnie Mae I Pool 4.5% 6/15/2039	116,775	113,587
Ginnie Mae I Pool 4.5% 6/15/2039	4,896,819	4,752,004
Ginnie Mae I Pool 4.5% 6/15/2039	9,370	9,119
Ginnie Mae I Pool 4.5% 6/15/2040	42,706	41,527
Ginnie Mae I Pool 4.5% 6/15/2040	780,416	758,560
Ginnie Mae I Pool 4.5% 6/15/2040	386,863	376,262
Ginnie Mae I Pool 4.5% 6/15/2040	1,783,154	1,733,930
Ginnie Mae I Pool 4.5% 6/15/2040	380,350	369,623
Ginnie Mae I Pool 4.5% 6/15/2040	1,665,941	1,614,344
Ginnie Mae I Pool 4.5% 6/15/2040	5,993	5,853
Ginnie Mae I Pool 4.5% 6/15/2040	108,266	105,266
Ginnie Mae I Pool 4.5% 6/15/2040	100,849	98,044
Ginnie Mae I Pool 4.5% 6/15/2041	18,077	17,610
Ginnie Mae I Pool 4.5% 6/15/2041	77,516	75,226
Ginnie Mae I Pool 4.5% 7/15/2033	2,772	2,722
Ginnie Mae I Pool 4.5% 7/15/2039	603,472	587,831
Ginnie Mae I Pool 4.5% 7/15/2039	18,939	18,426
Ginnie Mae I Pool 4.5% 7/15/2039	76,283	74,248
Ginnie Mae I Pool 4.5% 7/15/2039	84,289	81,732
Ginnie Mae I Pool 4.5% 7/20/2040	126,516	122,984
Ginnie Mae I Pool 4.5% 7/20/2041	58,954	57,271
Ginnie Mae I Pool 4.5% 8/15/2039	13,403	13,051
Ginnie Mae I Pool 4.5% 8/15/2039	366,531	356,872
Ginnie Mae I Pool 4.5% 8/15/2039	1,899,275	1,848,613
Ginnie Mae I Pool 4.5% 8/15/2039	1,603,137	1,559,536
Ginnie Mae I Pool 4.5% 8/15/2039	605,075	588,619
Ginnie Mae I Pool 4.5% 8/15/2039	260,523	253,465
Ginnie Mae I Pool 4.5% 8/15/2040	462,917	449,862
Ginnie Mae I Pool 4.5% 8/15/2040	95,398	92,063
Ginnie Mae I Pool 4.5% 9/15/2039	8,230	7,997
Ginnie Mae I Pool 4.5% 9/15/2039	809,906	785,748
Ginnie Mae I Pool 4.5% 9/15/2039	966,241	940,163
Ginnie Mae I Pool 4.5% 9/15/2039	88,951	86,486
Ginnie Mae I Pool 4.5% 9/15/2039	336,109	327,037
Ginnie Mae I Pool 4.5% 9/15/2040	144,874	140,846
Ginnie Mae I Pool 4.5% 9/15/2040	175,388	170,209
Ginnie Mae I Pool 4.5% 9/15/2040	290,349	282,048
Ginnie Mae I Pool 4.5% 9/15/2041	63,559	61,742
Ginnie Mae I Pool 4.5% 9/20/2040	1,942,321	1,888,957
Ginnie Mae I Pool 4.75% 7/15/2040	313,192	306,506
Ginnie Mae I Pool 4.875% 12/15/2039	344,650	338,814
Ginnie Mae I Pool 4.875% 9/15/2039	974,660	957,875
Ginnie Mae I Pool 4.875% 9/15/2039	634,618	623,920
Ginnie Mae I Pool 4.875% 9/15/2039	660,289	649,910
Ginnie Mae I Pool 5% 1/15/2034	2,893	2,884
Ginnie Mae I Pool 5% 1/15/2035	117	117
Ginnie Mae I Pool 5% 1/15/2035	5,786	5,765
Ginnie Mae I Pool 5% 1/15/2036	3,240	3,226
Ginnie Mae I Pool 5% 1/15/2039	171,134	170,516
Ginnie Mae I Pool 5% 1/15/2040	4,803,334	4,773,078
Ginnie Mae I Pool 5% 1/20/2035	1,937,392	1,938,020
Ginnie Mae I Pool 5% 10/15/2033	19,330	19,276
Ginnie Mae I Pool 5% 10/15/2033	6,304	6,285
Ginnie Mae I Pool 5% 10/15/2033	4,242	4,230
Ginnie Mae I Pool 5% 10/15/2033	320	319
Ginnie Mae I Pool 5% 10/15/2034	19,242	19,186
Ginnie Mae I Pool 5% 10/15/2035	866	862
Ginnie Mae I Pool 5% 10/15/2036	1,111	1,105
Ginnie Mae I Pool 5% 10/15/2039	26,983	26,827
Ginnie Mae I Pool 5% 10/15/2039	1,427	1,421
Ginnie Mae I Pool 5% 10/15/2040	13,251	13,172
Ginnie Mae I Pool 5% 10/20/2038	24,180	24,174
Ginnie Mae I Pool 5% 11/15/2033	12,329	12,295
Ginnie Mae I Pool 5% 11/15/2033	35,971	35,886
Ginnie Mae I Pool 5% 11/15/2033	35,422	35,312
Ginnie Mae I Pool 5% 11/15/2033	19,406	19,350
Ginnie Mae I Pool 5% 11/15/2034	486	485
Ginnie Mae I Pool 5% 11/15/2035	25,480	25,378
Ginnie Mae I Pool 5% 11/15/2035	5,697	5,679
Ginnie Mae I Pool 5% 11/15/2035	38,782	38,660
Ginnie Mae I Pool 5% 11/15/2039	12,578	12,503
Ginnie Mae I Pool 5% 11/15/2039	2,661,871	2,646,392
Ginnie Mae I Pool 5% 11/15/2039	12,106	12,036
Ginnie Mae I Pool 5% 11/15/2039	20,801	20,677
Ginnie Mae I Pool 5% 12/15/2033	12,432	12,397
Ginnie Mae I Pool 5% 12/15/2033	5,620	5,605
Ginnie Mae I Pool 5% 12/15/2034	562	561
Ginnie Mae I Pool 5% 12/15/2034	6,836	6,810
Ginnie Mae I Pool 5% 12/20/2034	900,418	900,804
Ginnie Mae I Pool 5% 2/15/2034	25,803	25,719
Ginnie Mae I Pool 5% 2/15/2035	413	411
Ginnie Mae I Pool 5% 2/15/2039	15,763	15,672
Ginnie Mae I Pool 5% 2/15/2040	3,087	3,068
Ginnie Mae I Pool 5% 2/15/2040	7,135	7,113
Ginnie Mae I Pool 5% 2/20/2035	1,913	1,914
Ginnie Mae I Pool 5% 3/15/2035	51,821	51,623
Ginnie Mae I Pool 5% 3/15/2036	547	545
Ginnie Mae I Pool 5% 3/15/2036	31,700	31,575
Ginnie Mae I Pool 5% 3/15/2036	229,628	228,761
Ginnie Mae I Pool 5% 3/15/2036	76,782	76,603
Ginnie Mae I Pool 5% 3/15/2038	6,446	6,412
Ginnie Mae I Pool 5% 3/15/2039	2,531	2,518
Ginnie Mae I Pool 5% 3/15/2040	12,666	12,591
Ginnie Mae I Pool 5% 4/15/2033	8,907	8,883
Ginnie Mae I Pool 5% 4/15/2033	11,650	11,618
Ginnie Mae I Pool 5% 4/15/2034	3,190	3,181
Ginnie Mae I Pool 5% 4/15/2034	1,276	1,272
Ginnie Mae I Pool 5% 4/15/2035	3,864	3,851
Ginnie Mae I Pool 5% 4/15/2035	73,093	72,850
Ginnie Mae I Pool 5% 4/15/2035	2,426	2,417
Ginnie Mae I Pool 5% 4/15/2036	7,780	7,744
Ginnie Mae I Pool 5% 4/15/2041	264,234	262,531
Ginnie Mae I Pool 5% 4/20/2048	2,243,926	2,236,554
Ginnie Mae I Pool 5% 5/15/2033	687	685
Ginnie Mae I Pool 5% 5/15/2033	132,688	132,332
Ginnie Mae I Pool 5% 5/15/2033	65,448	65,271
Ginnie Mae I Pool 5% 5/15/2033	17,312	17,265
Ginnie Mae I Pool 5% 5/15/2034	763	760
Ginnie Mae I Pool 5% 5/15/2034	662	660
Ginnie Mae I Pool 5% 5/15/2034	3,587	3,575
Ginnie Mae I Pool 5% 5/15/2034	575,421	573,657
Ginnie Mae I Pool 5% 5/15/2034	6,732	6,710
Ginnie Mae I Pool 5% 5/15/2035	881	878
Ginnie Mae I Pool 5% 5/15/2036	5,513	5,497
Ginnie Mae I Pool 5% 5/15/2040	40,117	39,879
Ginnie Mae I Pool 5% 5/15/2040	21,237	21,087
Ginnie Mae I Pool 5% 6/15/2033	8,468	8,444
Ginnie Mae I Pool 5% 6/15/2033	8,545	8,521
Ginnie Mae I Pool 5% 6/15/2033	3,321	3,314
Ginnie Mae I Pool 5% 6/15/2033	3,387	3,376
Ginnie Mae I Pool 5% 6/15/2034	10,551	10,515
Ginnie Mae I Pool 5% 6/15/2034	2,072	2,065
Ginnie Mae I Pool 5% 6/15/2034	429	428
Ginnie Mae I Pool 5% 6/15/2034	758	755
Ginnie Mae I Pool 5% 6/15/2035	2,053	2,046
Ginnie Mae I Pool 5% 6/15/2035	1,076	1,072
Ginnie Mae I Pool 5% 6/15/2036	44,984	44,800
Ginnie Mae I Pool 5% 6/15/2036	2,755	2,744
Ginnie Mae I Pool 5% 6/15/2040	3,822,538	3,799,701
Ginnie Mae I Pool 5% 6/15/2040	2,243	2,229
Ginnie Mae I Pool 5% 6/15/2040	2,770	2,753
Ginnie Mae I Pool 5% 7/15/2033	3,726	3,718
Ginnie Mae I Pool 5% 7/15/2033	912	909
Ginnie Mae I Pool 5% 7/15/2033	586	584
Ginnie Mae I Pool 5% 7/15/2033	375	374
Ginnie Mae I Pool 5% 7/15/2034	17,310	17,258
Ginnie Mae I Pool 5% 7/15/2034	1,297	1,292
Ginnie Mae I Pool 5% 7/15/2035	9,512	9,480
Ginnie Mae I Pool 5% 7/15/2035	230,101	229,260
Ginnie Mae I Pool 5% 7/15/2040	1,303,907	1,295,574
Ginnie Mae I Pool 5% 7/15/2040	24,253	24,093
Ginnie Mae I Pool 5% 7/15/2040	44,862	44,598
Ginnie Mae I Pool 5% 8/15/2033	2,675	2,668
Ginnie Mae I Pool 5% 8/15/2033	739	736
Ginnie Mae I Pool 5% 8/15/2033	14,751	14,705
Ginnie Mae I Pool 5% 8/15/2033	35,198	35,099
Ginnie Mae I Pool 5% 8/15/2033	1,162	1,159
Ginnie Mae I Pool 5% 8/15/2033	16,380	16,336
Ginnie Mae I Pool 5% 8/15/2033	138,828	138,464
Ginnie Mae I Pool 5% 8/15/2033	51,039	50,875
Ginnie Mae I Pool 5% 8/15/2033	98,104	97,825
Ginnie Mae I Pool 5% 8/15/2035	1,912	1,905
Ginnie Mae I Pool 5% 8/15/2035	4,425	4,407
Ginnie Mae I Pool 5% 8/20/2040	604,241	603,956
Ginnie Mae I Pool 5% 9/15/2033	5,926	5,909
Ginnie Mae I Pool 5% 9/15/2033	137,375	136,959
Ginnie Mae I Pool 5% 9/15/2033	96,549	96,246
Ginnie Mae I Pool 5% 9/15/2035	10,961	10,913
Ginnie Mae I Pool 5% 9/15/2036	217,730	216,873
Ginnie Mae I Pool 5% 9/15/2036	50,428	50,265
Ginnie Mae I Pool 5% 9/15/2039	1,240,135	1,233,223
Ginnie Mae I Pool 5% 9/15/2039	9,194	9,142
Ginnie Mae I Pool 5% 9/15/2040	11,868	11,790
Ginnie Mae I Pool 5.09% 11/15/2036	121,109	120,627
Ginnie Mae I Pool 5.09% 11/15/2036	37,379	37,198
Ginnie Mae I Pool 5.09% 4/15/2036	53,439	53,193
Ginnie Mae I Pool 5.09% 5/15/2036	59,921	59,695
Ginnie Mae I Pool 5.09% 5/15/2036	197,845	197,018
Ginnie Mae I Pool 5.09% 5/15/2036	98,917	98,462
Ginnie Mae I Pool 5.09% 6/15/2036	203,442	202,617
Ginnie Mae I Pool 5.09% 6/15/2036	263,120	262,064
Ginnie Mae I Pool 5.09% 7/15/2036	104,439	103,932
Ginnie Mae I Pool 5.09% 7/15/2036	80,534	80,136
Ginnie Mae I Pool 5.09% 7/15/2036	45,153	44,944
Ginnie Mae I Pool 5.09% 7/15/2036	191,001	190,162
Ginnie Mae I Pool 5.09% 8/15/2036	99,923	99,505
Ginnie Mae I Pool 5.09% 8/15/2036	100,358	99,896
Ginnie Mae I Pool 5.09% 8/15/2036	191,510	190,621
Ginnie Mae I Pool 5.09% 9/15/2036	148,643	147,928
Ginnie Mae I Pool 5.15% 2/15/2036	86,633	86,410
Ginnie Mae I Pool 5.2% 7/15/2036	43,251	43,221
Ginnie Mae I Pool 5.25% 4/15/2036	42,080	42,108
Ginnie Mae I Pool 5.25% 4/15/2037	13,207	13,218
Ginnie Mae I Pool 5.25% 5/15/2036	83,379	83,470
Ginnie Mae I Pool 5.35% 1/20/2030	106,970	107,545
Ginnie Mae I Pool 5.35% 1/20/2030	164,324	165,225
Ginnie Mae I Pool 5.35% 10/20/2029	114,153	114,791
Ginnie Mae I Pool 5.35% 10/20/2030	13,556	13,640
Ginnie Mae I Pool 5.35% 11/20/2029	278,353	279,849
Ginnie Mae I Pool 5.35% 11/20/2030	30,501	30,724
Ginnie Mae I Pool 5.35% 11/20/2030	46,975	47,272
Ginnie Mae I Pool 5.35% 12/20/2029	422,012	424,326
Ginnie Mae I Pool 5.35% 12/20/2030	36,144	36,399
Ginnie Mae I Pool 5.35% 12/20/2030	37,358	37,612
Ginnie Mae I Pool 5.35% 12/20/2030	42,803	43,069
Ginnie Mae I Pool 5.35% 3/20/2030	33,445	33,613
Ginnie Mae I Pool 5.35% 4/20/2029	88,623	89,079
Ginnie Mae I Pool 5.35% 4/20/2030	84,894	85,269
Ginnie Mae I Pool 5.35% 5/20/2029	47,594	47,817
Ginnie Mae I Pool 5.35% 5/20/2030	48,831	49,047
Ginnie Mae I Pool 5.35% 6/20/2029	177,574	178,488
Ginnie Mae I Pool 5.35% 6/20/2030	66,815	67,182
Ginnie Mae I Pool 5.35% 7/20/2029	123,997	124,577
Ginnie Mae I Pool 5.35% 7/20/2030	46,527	46,783
Ginnie Mae I Pool 5.35% 7/20/2030	122,736	123,448
Ginnie Mae I Pool 5.35% 8/20/2029	58,632	58,884
Ginnie Mae I Pool 5.35% 9/20/2029	81,012	81,410
Ginnie Mae I Pool 5.35% 9/20/2030	77,172	77,704
Ginnie Mae I Pool 5.39% 5/15/2036	41,075	41,290
Ginnie Mae I Pool 5.45% 2/15/2037	116,361	117,196
Ginnie Mae I Pool 5.45% 2/15/2037	259,741	261,623
Ginnie Mae I Pool 5.5% 1/15/2035	8,509	8,572
Ginnie Mae I Pool 5.5% 10/15/2032	98,952	99,588
Ginnie Mae I Pool 5.5% 10/15/2034	79,984	80,554
Ginnie Mae I Pool 5.5% 10/15/2038	397,048	400,121
Ginnie Mae I Pool 5.5% 11/15/2033	69,771	70,268
Ginnie Mae I Pool 5.5% 11/15/2034	4,157	4,156
Ginnie Mae I Pool 5.5% 12/15/2033	34,362	34,605
Ginnie Mae I Pool 5.5% 12/15/2034	600	605
Ginnie Mae I Pool 5.5% 2/15/2034	248	250
Ginnie Mae I Pool 5.5% 2/15/2034	3,871	3,898
Ginnie Mae I Pool 5.5% 2/15/2038	2,690	2,711
Ginnie Mae I Pool 5.5% 2/15/2039	97,337	98,091
Ginnie Mae I Pool 5.5% 3/15/2034	135,967	136,946
Ginnie Mae I Pool 5.5% 3/15/2035	35,188	35,450
Ginnie Mae I Pool 5.5% 3/15/2039	27,364	27,575
Ginnie Mae I Pool 5.5% 4/15/2033	23,739	23,904
Ginnie Mae I Pool 5.5% 4/15/2034	36,735	36,994
Ginnie Mae I Pool 5.5% 4/15/2034	8,494	8,555
Ginnie Mae I Pool 5.5% 4/15/2034	21,826	21,982
Ginnie Mae I Pool 5.5% 4/15/2034	98,841	99,550
Ginnie Mae I Pool 5.5% 4/15/2035	3,319	3,344
Ginnie Mae I Pool 5.5% 4/15/2038	6,648	6,700
Ginnie Mae I Pool 5.5% 5/15/2033	328,735	331,007
Ginnie Mae I Pool 5.5% 5/15/2034	154,095	155,186
Ginnie Mae I Pool 5.5% 6/15/2034	17,240	17,364
Ginnie Mae I Pool 5.5% 7/15/2033	3,644	3,669
Ginnie Mae I Pool 5.5% 7/15/2035	25,616	25,802
Ginnie Mae I Pool 5.5% 7/20/2040	650,448	661,623
Ginnie Mae I Pool 5.5% 9/15/2033	41,199	41,486
Ginnie Mae I Pool 5.5% 9/15/2038	47,972	48,343
Ginnie Mae I Pool 5.6% 11/15/2036	121,977	122,906
Ginnie Mae I Pool 5.75% 1/20/2040	252,659	257,630
Ginnie Mae I Pool 5.75% 1/20/2040	187,270	190,948
Ginnie Mae I Pool 5.75% 11/20/2039	124,988	127,257
Ginnie Mae I Pool 5.75% 11/20/2039	235,944	240,570
Ginnie Mae I Pool 5.75% 12/20/2039	91,862	93,681
Ginnie Mae I Pool 5.75% 12/20/2039	215,566	219,731
Ginnie Mae I Pool 5.75% 12/20/2039	82,735	84,339
Ginnie Mae I Pool 5.75% 12/20/2039	122,061	124,450
Ginnie Mae I Pool 5.75% 2/20/2040	192,296	196,053
Ginnie Mae I Pool 5.75% 2/20/2040	235,139	239,742
Ginnie Mae I Pool 5.75% 3/20/2040	135,035	137,722
Ginnie Mae I Pool 5.75% 3/20/2040	143,223	146,036
Ginnie Mae I Pool 5.75% 4/20/2040	77,116	78,520
Ginnie Mae I Pool 5.75% 4/20/2040	79,690	81,230
Ginnie Mae I Pool 5.75% 4/20/2040	130,862	133,462
Ginnie Mae I Pool 5.75% 4/20/2040	112,218	114,454
Ginnie Mae I Pool 5.75% 5/20/2040	74,235	75,710
Ginnie Mae I Pool 5.75% 6/20/2040	192,376	196,161
Ginnie Mae I Pool 5.75% 6/20/2040	103,249	105,270
Ginnie Mae I Pool 5.75% 6/20/2040	64,981	66,278
Ginnie Mae I Pool 5.75% 7/20/2040	135,012	137,655
Ginnie Mae I Pool 5.75% 7/20/2040	182,113	185,747
Ginnie Mae I Pool 5.75% 8/20/2040	583,112	594,621
Ginnie Mae I Pool 5.75% 8/20/2040	356,962	363,948
Ginnie Mae I Pool 5.75% 8/20/2040	398,162	406,083
Ginnie Mae I Pool 5.75% 9/20/2039	96,211	98,084
Ginnie Mae I Pool 5.75% 9/20/2040	306,890	312,958
Ginnie Mae I Pool 5.75% 9/20/2040	149,514	152,489
Ginnie Mae I Pool 5.75% 9/20/2040	91,142	92,885
Ginnie Mae I Pool 6% 1/15/2029	7,931	8,034
Ginnie Mae I Pool 6% 1/15/2029	4,325	4,381
Ginnie Mae I Pool 6% 1/15/2032	1,715	1,749
Ginnie Mae I Pool 6% 1/15/2033	127	130
Ginnie Mae I Pool 6% 1/15/2033	25,363	25,905
Ginnie Mae I Pool 6% 1/15/2033	46,849	47,856
Ginnie Mae I Pool 6% 1/15/2034	27,085	27,656
Ginnie Mae I Pool 6% 1/15/2034	21,340	21,820
Ginnie Mae I Pool 6% 10/15/2032	38,572	39,385
Ginnie Mae I Pool 6% 10/15/2033	5,281	5,372
Ginnie Mae I Pool 6% 10/15/2033	688,930	702,528
Ginnie Mae I Pool 6% 11/15/2033	115,448	117,959
Ginnie Mae I Pool 6% 11/15/2033	4,339	4,437
Ginnie Mae I Pool 6% 11/15/2036	128,427	131,703
Ginnie Mae I Pool 6% 12/15/2031	8,888	9,060
Ginnie Mae I Pool 6% 12/15/2031	37,686	38,393
Ginnie Mae I Pool 6% 12/15/2032	43,027	43,946
Ginnie Mae I Pool 6% 12/15/2033	82,727	84,435
Ginnie Mae I Pool 6% 12/15/2033	19,668	20,105
Ginnie Mae I Pool 6% 12/15/2033	1,727	1,765
Ginnie Mae I Pool 6% 12/15/2033	822	840
Ginnie Mae I Pool 6% 12/15/2033	1,615	1,651
Ginnie Mae I Pool 6% 12/15/2036	54,980	56,116
Ginnie Mae I Pool 6% 2/15/2031	20,173	20,516
Ginnie Mae I Pool 6% 2/15/2032	4,772	4,865
Ginnie Mae I Pool 6% 2/15/2032	14,439	14,726
Ginnie Mae I Pool 6% 2/15/2033	35,140	35,900
Ginnie Mae I Pool 6% 2/15/2037	24,207	24,817
Ginnie Mae I Pool 6% 3/15/2032	391	399
Ginnie Mae I Pool 6% 3/15/2032	1,234	1,258
Ginnie Mae I Pool 6% 3/15/2039	67,613	69,455
Ginnie Mae I Pool 6% 4/15/2029	87,827	89,006
Ginnie Mae I Pool 6% 4/15/2029	4,514	4,576
Ginnie Mae I Pool 6% 4/15/2031	1,501	1,528
Ginnie Mae I Pool 6% 4/15/2033	1,225	1,252
Ginnie Mae I Pool 6% 4/15/2034	65,484	66,909
Ginnie Mae I Pool 6% 4/15/2034	53,204	54,444
Ginnie Mae I Pool 6% 4/15/2034	22,429	22,920
Ginnie Mae I Pool 6% 5/15/2029	56	56
Ginnie Mae I Pool 6% 6/15/2032	1,128	1,151
Ginnie Mae I Pool 6% 6/15/2034	41,587	42,566
Ginnie Mae I Pool 6% 7/15/2029	363	367
Ginnie Mae I Pool 6% 7/15/2031	76,524	77,907
Ginnie Mae I Pool 6% 7/15/2033	427	435
Ginnie Mae I Pool 6% 7/15/2036	19,107	19,567
Ginnie Mae I Pool 6% 7/15/2036	59,732	61,104
Ginnie Mae I Pool 6% 8/15/2032	49,670	50,696
Ginnie Mae I Pool 6% 8/15/2033	286	288
Ginnie Mae I Pool 6% 9/15/2032	84,190	85,953
Ginnie Mae I Pool 6% 9/15/2033	43,460	44,358
Ginnie Mae I Pool 6.45% 1/15/2032	20,576	21,134
Ginnie Mae I Pool 6.45% 6/15/2032	35,550	36,611
Ginnie Mae I Pool 6.45% 8/15/2032	611	609
Ginnie Mae I Pool 6.5% 1/15/2026	452	452
Ginnie Mae I Pool 6.5% 1/15/2028	3,500	3,569
Ginnie Mae I Pool 6.5% 1/15/2039	12,561	12,898
Ginnie Mae I Pool 6.5% 1/15/2039	189,914	195,960
Ginnie Mae I Pool 6.5% 10/15/2028	5,208	5,311
Ginnie Mae I Pool 6.5% 10/15/2028	12,209	12,451
Ginnie Mae I Pool 6.5% 10/15/2028	2,578	2,629
Ginnie Mae I Pool 6.5% 10/15/2028	44,787	45,673
Ginnie Mae I Pool 6.5% 10/15/2037	405,138	417,544
Ginnie Mae I Pool 6.5% 11/15/2028	11,387	11,613
Ginnie Mae I Pool 6.5% 11/15/2028	2,974	3,033
Ginnie Mae I Pool 6.5% 11/15/2028	10,694	10,906
Ginnie Mae I Pool 6.5% 11/15/2028	25,172	25,670
Ginnie Mae I Pool 6.5% 11/15/2029	10,291	10,495
Ginnie Mae I Pool 6.5% 12/15/2025	652	651
Ginnie Mae I Pool 6.5% 12/15/2027	7,907	8,064
Ginnie Mae I Pool 6.5% 12/15/2027	13,168	13,429
Ginnie Mae I Pool 6.5% 12/15/2028	2,813	2,869
Ginnie Mae I Pool 6.5% 12/15/2028	161	164
Ginnie Mae I Pool 6.5% 12/15/2028	174	178
Ginnie Mae I Pool 6.5% 12/15/2034	315	322
Ginnie Mae I Pool 6.5% 12/15/2036	84,740	87,312
Ginnie Mae I Pool 6.5% 12/15/2038	69,912	72,127
Ginnie Mae I Pool 6.5% 12/15/2038	168,948	174,314
Ginnie Mae I Pool 6.5% 12/15/2038	337,094	347,386
Ginnie Mae I Pool 6.5% 12/15/2038	5,376	5,547
Ginnie Mae I Pool 6.5% 2/15/2026	1,301	1,300
Ginnie Mae I Pool 6.5% 2/15/2028	1,450	1,479
Ginnie Mae I Pool 6.5% 3/15/2026	867	866
Ginnie Mae I Pool 6.5% 3/15/2026	570	581
Ginnie Mae I Pool 6.5% 3/15/2027	708	709
Ginnie Mae I Pool 6.5% 3/15/2028	3,702	3,776
Ginnie Mae I Pool 6.5% 4/15/2026	1,309	1,335
Ginnie Mae I Pool 6.5% 4/15/2026	678	677
Ginnie Mae I Pool 6.5% 4/15/2026	1,995	2,035
Ginnie Mae I Pool 6.5% 4/15/2026	560	571
Ginnie Mae I Pool 6.5% 4/15/2026	276	282
Ginnie Mae I Pool 6.5% 4/15/2026	240	245
Ginnie Mae I Pool 6.5% 4/15/2026	249	254
Ginnie Mae I Pool 6.5% 4/15/2027	7,442	7,589
Ginnie Mae I Pool 6.5% 4/15/2028	147	150
Ginnie Mae I Pool 6.5% 4/15/2029	1,284	1,310
Ginnie Mae I Pool 6.5% 5/15/2028	2,549	2,599
Ginnie Mae I Pool 6.5% 5/15/2029	3,699	3,772
Ginnie Mae I Pool 6.5% 5/15/2029	130	130
Ginnie Mae I Pool 6.5% 6/15/2026	609	609
Ginnie Mae I Pool 6.5% 6/15/2028	2,396	2,444
Ginnie Mae I Pool 6.5% 6/15/2029	2,338	2,384
Ginnie Mae I Pool 6.5% 6/15/2029	2,162	2,205
Ginnie Mae I Pool 6.5% 6/15/2037	87,220	89,552
Ginnie Mae I Pool 6.5% 6/15/2037	13,509	13,910
Ginnie Mae I Pool 6.5% 8/15/2026	2,713	2,766
Ginnie Mae I Pool 6.5% 8/15/2027	618	630
Ginnie Mae I Pool 6.5% 8/15/2028	503	513
Ginnie Mae I Pool 6.5% 8/15/2028	3,550	3,621
Ginnie Mae I Pool 6.5% 8/15/2035	4,130	4,212
Ginnie Mae I Pool 6.5% 8/15/2038	121,570	125,458
Ginnie Mae I Pool 6.5% 8/20/2032	3,469	3,557
Ginnie Mae I Pool 6.5% 8/20/2034	58,762	60,169
Ginnie Mae I Pool 6.5% 9/15/2027	929	947
Ginnie Mae I Pool 6.5% 9/15/2028	2,086	2,127
Ginnie Mae I Pool 6.5% 9/15/2028	2,022	2,062
Ginnie Mae I Pool 6.5% 9/15/2028	479	489
Ginnie Mae I Pool 6.5% 9/15/2028	771	786
Ginnie Mae I Pool 6.5% 9/15/2034	232	238
Ginnie Mae I Pool 6.5% 9/15/2038	4,054	4,179
Ginnie Mae I Pool 7% 1/15/2026	728	729
Ginnie Mae I Pool 7% 1/15/2026	79	79
Ginnie Mae I Pool 7% 1/15/2026	5	4
Ginnie Mae I Pool 7% 1/15/2026	94	94
Ginnie Mae I Pool 7% 1/15/2026	28	28
Ginnie Mae I Pool 7% 1/15/2026	45	45
Ginnie Mae I Pool 7% 1/15/2027	77	77
Ginnie Mae I Pool 7% 1/15/2027	11,933	11,989
Ginnie Mae I Pool 7% 1/15/2028	139	141
Ginnie Mae I Pool 7% 1/15/2028	844	853
Ginnie Mae I Pool 7% 1/15/2028	379	384
Ginnie Mae I Pool 7% 1/15/2028	1,919	1,936
Ginnie Mae I Pool 7% 1/15/2028	2,504	2,534
Ginnie Mae I Pool 7% 1/15/2028	3,542	3,586
Ginnie Mae I Pool 7% 1/15/2028	882	893
Ginnie Mae I Pool 7% 1/15/2028	10,857	10,994
Ginnie Mae I Pool 7% 1/15/2028	839	846
Ginnie Mae I Pool 7% 1/15/2028	3,638	3,683
Ginnie Mae I Pool 7% 1/15/2028	243	246
Ginnie Mae I Pool 7% 1/15/2028	709	718
Ginnie Mae I Pool 7% 1/15/2028	63	63
Ginnie Mae I Pool 7% 1/15/2028	799	808
Ginnie Mae I Pool 7% 1/15/2028	922	933
Ginnie Mae I Pool 7% 1/15/2028	352	356
Ginnie Mae I Pool 7% 1/15/2028	780	787
Ginnie Mae I Pool 7% 1/15/2029	1,192	1,211
Ginnie Mae I Pool 7% 1/15/2029	2,398	2,423
Ginnie Mae I Pool 7% 1/15/2029	7,997	8,126
Ginnie Mae I Pool 7% 1/15/2030	971	990
Ginnie Mae I Pool 7% 1/15/2030	1,915	1,952
Ginnie Mae I Pool 7% 1/15/2031	627	640
Ginnie Mae I Pool 7% 1/15/2032	1,769	1,803
Ginnie Mae I Pool 7% 1/15/2032	10,524	10,777
Ginnie Mae I Pool 7% 10/15/2025	397	397
Ginnie Mae I Pool 7% 10/15/2027	640	647
Ginnie Mae I Pool 7% 10/15/2027	7	6
Ginnie Mae I Pool 7% 10/15/2027	750	754
Ginnie Mae I Pool 7% 10/15/2027	2,349	2,370
Ginnie Mae I Pool 7% 10/15/2027	821	830
Ginnie Mae I Pool 7% 10/15/2027	30,453	30,727
Ginnie Mae I Pool 7% 10/15/2028	341	346
Ginnie Mae I Pool 7% 10/15/2028	4,360	4,427
Ginnie Mae I Pool 7% 10/15/2028	522	526
Ginnie Mae I Pool 7% 10/15/2028	10,911	11,073
Ginnie Mae I Pool 7% 10/15/2028	4,764	4,837
Ginnie Mae I Pool 7% 10/15/2028	891	899
Ginnie Mae I Pool 7% 10/15/2028	1,237	1,251
Ginnie Mae I Pool 7% 10/15/2028	1,951	1,978
Ginnie Mae I Pool 7% 10/15/2028	479	483
Ginnie Mae I Pool 7% 10/15/2028	7,891	8,013
Ginnie Mae I Pool 7% 10/15/2030	983	1,004
Ginnie Mae I Pool 7% 10/15/2031	399	406
Ginnie Mae I Pool 7% 10/15/2031	5,586	5,716
Ginnie Mae I Pool 7% 10/15/2031	1,584	1,620
Ginnie Mae I Pool 7% 11/15/2025	305	306
Ginnie Mae I Pool 7% 11/15/2025	128	128
Ginnie Mae I Pool 7% 11/15/2025	185	185
Ginnie Mae I Pool 7% 11/15/2025	1,436	1,437
Ginnie Mae I Pool 7% 11/15/2025	170	170
Ginnie Mae I Pool 7% 11/15/2025	30	30
Ginnie Mae I Pool 7% 11/15/2025	233	233
Ginnie Mae I Pool 7% 11/15/2026	60	60
Ginnie Mae I Pool 7% 11/15/2026	17	16
Ginnie Mae I Pool 7% 11/15/2026	10	9
Ginnie Mae I Pool 7% 11/15/2027	10,992	11,100
Ginnie Mae I Pool 7% 11/15/2027	1,152	1,157
Ginnie Mae I Pool 7% 11/15/2027	637	642
Ginnie Mae I Pool 7% 11/15/2027	41	42
Ginnie Mae I Pool 7% 11/15/2027	1,212	1,226
Ginnie Mae I Pool 7% 11/15/2028	82	83
Ginnie Mae I Pool 7% 11/15/2028	1,346	1,365
Ginnie Mae I Pool 7% 11/15/2028	1,181	1,199
Ginnie Mae I Pool 7% 11/15/2028	976	987
Ginnie Mae I Pool 7% 11/15/2028	3,040	3,080
Ginnie Mae I Pool 7% 11/15/2031	142	145
Ginnie Mae I Pool 7% 12/15/2025	385	386
Ginnie Mae I Pool 7% 12/15/2025	621	622
Ginnie Mae I Pool 7% 12/15/2025	876	878
Ginnie Mae I Pool 7% 12/15/2025	728	729
Ginnie Mae I Pool 7% 12/15/2025	167	167
Ginnie Mae I Pool 7% 12/15/2025	222	222
Ginnie Mae I Pool 7% 12/15/2025	71	71
Ginnie Mae I Pool 7% 12/15/2025	233	233
Ginnie Mae I Pool 7% 12/15/2026	1,828	1,838
Ginnie Mae I Pool 7% 12/15/2026	45	46
Ginnie Mae I Pool 7% 12/15/2026	22	22
Ginnie Mae I Pool 7% 12/15/2027	136	137
Ginnie Mae I Pool 7% 12/15/2027	805	814
Ginnie Mae I Pool 7% 12/15/2027	679	687
Ginnie Mae I Pool 7% 12/15/2027	2,250	2,274
Ginnie Mae I Pool 7% 12/15/2028	948	964
Ginnie Mae I Pool 7% 12/15/2028	676	686
Ginnie Mae I Pool 7% 12/15/2028	2,679	2,702
Ginnie Mae I Pool 7% 12/15/2028	1,614	1,627
Ginnie Mae I Pool 7% 12/15/2028	857	870
Ginnie Mae I Pool 7% 12/15/2028	5,464	5,547
Ginnie Mae I Pool 7% 12/15/2028	478	485
Ginnie Mae I Pool 7% 12/15/2028	1,032	1,045
Ginnie Mae I Pool 7% 12/15/2028	3,287	3,327
Ginnie Mae I Pool 7% 12/15/2029	3,593	3,659
Ginnie Mae I Pool 7% 12/15/2030	7,075	7,229
Ginnie Mae I Pool 7% 12/15/2030	211	216
Ginnie Mae I Pool 7% 12/15/2031	2,153	2,202
Ginnie Mae I Pool 7% 12/15/2031	2,789	2,857
Ginnie Mae I Pool 7% 12/15/2031	4,107	4,201
Ginnie Mae I Pool 7% 12/15/2031	600	614
Ginnie Mae I Pool 7% 2/15/2026	15	14
Ginnie Mae I Pool 7% 2/15/2026	48	48
Ginnie Mae I Pool 7% 2/15/2026	47	47
Ginnie Mae I Pool 7% 2/15/2026	2,097	2,099
Ginnie Mae I Pool 7% 2/15/2026	60	60
Ginnie Mae I Pool 7% 2/15/2026	13	12
Ginnie Mae I Pool 7% 2/15/2027	154	154
Ginnie Mae I Pool 7% 2/15/2028	655	662
Ginnie Mae I Pool 7% 2/15/2028	1,513	1,529
Ginnie Mae I Pool 7% 2/15/2028	68	69
Ginnie Mae I Pool 7% 2/15/2028	614	619
Ginnie Mae I Pool 7% 2/15/2028	1,169	1,181
Ginnie Mae I Pool 7% 2/15/2028	993	1,004
Ginnie Mae I Pool 7% 2/15/2028	7,952	8,033
Ginnie Mae I Pool 7% 2/15/2028	503	508
Ginnie Mae I Pool 7% 2/15/2028	229	231
Ginnie Mae I Pool 7% 2/15/2028	585	591
Ginnie Mae I Pool 7% 2/15/2028	905	915
Ginnie Mae I Pool 7% 2/15/2028	2,842	2,873
Ginnie Mae I Pool 7% 2/15/2028	2,680	2,713
Ginnie Mae I Pool 7% 2/15/2028	1,378	1,393
Ginnie Mae I Pool 7% 2/15/2029	1,090	1,108
Ginnie Mae I Pool 7% 2/15/2029	3,671	3,730
Ginnie Mae I Pool 7% 2/15/2029	331	335
Ginnie Mae I Pool 7% 2/15/2032	1,054	1,079
Ginnie Mae I Pool 7% 2/15/2032	2,470	2,526
Ginnie Mae I Pool 7% 3/15/2026	144	145
Ginnie Mae I Pool 7% 3/15/2026	88	88
Ginnie Mae I Pool 7% 3/15/2026	10	10
Ginnie Mae I Pool 7% 3/15/2026	2	1
Ginnie Mae I Pool 7% 3/15/2026	196	196
Ginnie Mae I Pool 7% 3/15/2027	581	585
Ginnie Mae I Pool 7% 3/15/2028	2,325	2,351
Ginnie Mae I Pool 7% 3/15/2028	2,051	2,078
Ginnie Mae I Pool 7% 3/15/2028	1,777	1,794
Ginnie Mae I Pool 7% 3/15/2028	339	343
Ginnie Mae I Pool 7% 3/15/2028	1,750	1,772
Ginnie Mae I Pool 7% 3/15/2028	978	991
Ginnie Mae I Pool 7% 3/15/2028	1,079	1,089
Ginnie Mae I Pool 7% 3/15/2028	740	749
Ginnie Mae I Pool 7% 3/15/2028	436	442
Ginnie Mae I Pool 7% 3/15/2028	4,145	4,200
Ginnie Mae I Pool 7% 3/15/2028	550	555
Ginnie Mae I Pool 7% 3/15/2028	1,790	1,812
Ginnie Mae I Pool 7% 3/15/2029	1,302	1,313
Ginnie Mae I Pool 7% 3/15/2029	465	472
Ginnie Mae I Pool 7% 3/15/2029	8,139	8,236
Ginnie Mae I Pool 7% 3/15/2031	411	418
Ginnie Mae I Pool 7% 3/15/2031	3,641	3,719
Ginnie Mae I Pool 7% 3/15/2032	1,345	1,377
Ginnie Mae I Pool 7% 3/15/2032	9,562	9,708
Ginnie Mae I Pool 7% 4/15/2026	78	78
Ginnie Mae I Pool 7% 4/15/2026	261	262
Ginnie Mae I Pool 7% 4/15/2026	234	235
Ginnie Mae I Pool 7% 4/15/2026	85	85
Ginnie Mae I Pool 7% 4/15/2026	313	314
Ginnie Mae I Pool 7% 4/15/2028	1,116	1,130
Ginnie Mae I Pool 7% 4/15/2028	1,376	1,393
Ginnie Mae I Pool 7% 4/15/2028	4,809	4,868
Ginnie Mae I Pool 7% 4/15/2028	336	339
Ginnie Mae I Pool 7% 4/15/2028	840	850
Ginnie Mae I Pool 7% 4/15/2028	2,802	2,836
Ginnie Mae I Pool 7% 4/15/2028	604	613
Ginnie Mae I Pool 7% 4/15/2028	1,744	1,765
Ginnie Mae I Pool 7% 4/15/2028	1,328	1,346
Ginnie Mae I Pool 7% 4/15/2028	1,627	1,646
Ginnie Mae I Pool 7% 4/15/2028	863	875
Ginnie Mae I Pool 7% 4/15/2028	586	592
Ginnie Mae I Pool 7% 4/15/2028	4,161	4,204
Ginnie Mae I Pool 7% 4/15/2028	1,931	1,957
Ginnie Mae I Pool 7% 4/15/2028	852	862
Ginnie Mae I Pool 7% 4/15/2028	286	288
Ginnie Mae I Pool 7% 4/15/2028	4,555	4,606
Ginnie Mae I Pool 7% 4/15/2028	5,785	5,862
Ginnie Mae I Pool 7% 4/15/2028	381	385
Ginnie Mae I Pool 7% 4/15/2029	4,316	4,384
Ginnie Mae I Pool 7% 4/15/2029	2,454	2,491
Ginnie Mae I Pool 7% 4/15/2030	16,696	17,025
Ginnie Mae I Pool 7% 4/15/2030	1,750	1,785
Ginnie Mae I Pool 7% 4/15/2031	2,239	2,288
Ginnie Mae I Pool 7% 4/15/2031	519	531
Ginnie Mae I Pool 7% 4/15/2031	15,194	15,525
Ginnie Mae I Pool 7% 4/15/2031	62	64
Ginnie Mae I Pool 7% 4/15/2032	255	261
Ginnie Mae I Pool 7% 4/15/2032	49	50
Ginnie Mae I Pool 7% 4/15/2032	16,418	16,813
Ginnie Mae I Pool 7% 4/20/2032	205,925	212,489
Ginnie Mae I Pool 7% 5/15/2026	354	355
Ginnie Mae I Pool 7% 5/15/2026	37	37
Ginnie Mae I Pool 7% 5/15/2026	119	120
Ginnie Mae I Pool 7% 5/15/2026	23	23
Ginnie Mae I Pool 7% 5/15/2026	15	14
Ginnie Mae I Pool 7% 5/15/2026	371	372
Ginnie Mae I Pool 7% 5/15/2027	479	481
Ginnie Mae I Pool 7% 5/15/2027	1,878	1,889
Ginnie Mae I Pool 7% 5/15/2028	2,297	2,323
Ginnie Mae I Pool 7% 5/15/2028	638	646
Ginnie Mae I Pool 7% 5/15/2028	712	722
Ginnie Mae I Pool 7% 5/15/2028	35	35
Ginnie Mae I Pool 7% 5/15/2028	271	274
Ginnie Mae I Pool 7% 5/15/2028	578	581
Ginnie Mae I Pool 7% 5/15/2028	940	952
Ginnie Mae I Pool 7% 5/15/2028	588	595
Ginnie Mae I Pool 7% 5/15/2028	1,037	1,050
Ginnie Mae I Pool 7% 5/15/2028	5,863	5,945
Ginnie Mae I Pool 7% 5/15/2028	1,478	1,498
Ginnie Mae I Pool 7% 5/15/2029	7,070	7,188
Ginnie Mae I Pool 7% 5/15/2031	464	474
Ginnie Mae I Pool 7% 5/15/2031	4,469	4,562
Ginnie Mae I Pool 7% 5/15/2032	3,543	3,628
Ginnie Mae I Pool 7% 5/15/2032	148	151
Ginnie Mae I Pool 7% 5/15/2032	81,706	83,470
Ginnie Mae I Pool 7% 6/15/2026	65	65
Ginnie Mae I Pool 7% 6/15/2026	539	541
Ginnie Mae I Pool 7% 6/15/2027	503	505
Ginnie Mae I Pool 7% 6/15/2028	7,536	7,641
Ginnie Mae I Pool 7% 6/15/2028	1,796	1,821
Ginnie Mae I Pool 7% 6/15/2028	682	690
Ginnie Mae I Pool 7% 6/15/2028	371	375
Ginnie Mae I Pool 7% 6/15/2028	414	420
Ginnie Mae I Pool 7% 6/15/2028	1,235	1,238
Ginnie Mae I Pool 7% 6/15/2028	705	713
Ginnie Mae I Pool 7% 6/15/2028	588	596
Ginnie Mae I Pool 7% 6/15/2028	1,291	1,307
Ginnie Mae I Pool 7% 6/15/2028	180	182
Ginnie Mae I Pool 7% 6/15/2028	206	206
Ginnie Mae I Pool 7% 6/15/2028	638	647
Ginnie Mae I Pool 7% 6/15/2028	1,476	1,496
Ginnie Mae I Pool 7% 6/15/2028	1,156	1,171
Ginnie Mae I Pool 7% 6/15/2028	3,313	3,353
Ginnie Mae I Pool 7% 6/15/2028	1,676	1,697
Ginnie Mae I Pool 7% 6/15/2028	670	678
Ginnie Mae I Pool 7% 6/15/2028	551	558
Ginnie Mae I Pool 7% 6/15/2028	114	115
Ginnie Mae I Pool 7% 6/15/2028	1,138	1,145
Ginnie Mae I Pool 7% 6/15/2028	1,266	1,283
Ginnie Mae I Pool 7% 6/15/2028	2,493	2,527
Ginnie Mae I Pool 7% 6/15/2028	1,623	1,644
Ginnie Mae I Pool 7% 6/15/2028	354	358
Ginnie Mae I Pool 7% 6/15/2028	2,279	2,295
Ginnie Mae I Pool 7% 6/15/2028	1,265	1,282
Ginnie Mae I Pool 7% 6/15/2028	987	991
Ginnie Mae I Pool 7% 6/15/2029	66	67
Ginnie Mae I Pool 7% 6/15/2029	4,132	4,204
Ginnie Mae I Pool 7% 6/15/2029	1,502	1,512
Ginnie Mae I Pool 7% 6/15/2029	33	34
Ginnie Mae I Pool 7% 6/15/2029	49	49
Ginnie Mae I Pool 7% 6/15/2029	3,374	3,428
Ginnie Mae I Pool 7% 6/15/2030	1,467	1,480
Ginnie Mae I Pool 7% 6/15/2030	130	132
Ginnie Mae I Pool 7% 6/15/2031	4,690	4,798
Ginnie Mae I Pool 7% 6/15/2031	12,950	13,194
Ginnie Mae I Pool 7% 6/15/2032	41,200	41,886
Ginnie Mae I Pool 7% 6/15/2032	1,073	1,100
Ginnie Mae I Pool 7% 6/15/2032	8,909	9,133
Ginnie Mae I Pool 7% 6/15/2032	23,843	24,440
Ginnie Mae I Pool 7% 6/15/2032	8,281	8,491
Ginnie Mae I Pool 7% 6/15/2032	15,122	15,498
Ginnie Mae I Pool 7% 6/15/2032	39,616	40,539
Ginnie Mae I Pool 7% 7/15/2026	602	604
Ginnie Mae I Pool 7% 7/15/2028	1,535	1,555
Ginnie Mae I Pool 7% 7/15/2028	4,809	4,865
Ginnie Mae I Pool 7% 7/15/2028	46	47
Ginnie Mae I Pool 7% 7/15/2028	1,273	1,289
Ginnie Mae I Pool 7% 7/15/2028	506	512
Ginnie Mae I Pool 7% 7/15/2028	2,539	2,572
Ginnie Mae I Pool 7% 7/15/2028	113	114
Ginnie Mae I Pool 7% 7/15/2028	1,332	1,342
Ginnie Mae I Pool 7% 7/15/2028	526	533
Ginnie Mae I Pool 7% 7/15/2028	2,013	2,039
Ginnie Mae I Pool 7% 7/15/2028	3,114	3,159
Ginnie Mae I Pool 7% 7/15/2028	5,143	5,216
Ginnie Mae I Pool 7% 7/15/2028	3,299	3,322
Ginnie Mae I Pool 7% 7/15/2028	1,058	1,072
Ginnie Mae I Pool 7% 7/15/2028	829	833
Ginnie Mae I Pool 7% 7/15/2028	237	239
Ginnie Mae I Pool 7% 7/15/2028	1,309	1,327
Ginnie Mae I Pool 7% 7/15/2028	2,569	2,604
Ginnie Mae I Pool 7% 7/15/2028	5,564	5,642
Ginnie Mae I Pool 7% 7/15/2028	517	525
Ginnie Mae I Pool 7% 7/15/2028	3,234	3,262
Ginnie Mae I Pool 7% 7/15/2029	4,947	5,033
Ginnie Mae I Pool 7% 7/15/2029	249	253
Ginnie Mae I Pool 7% 7/15/2029	484	493
Ginnie Mae I Pool 7% 7/15/2029	251	255
Ginnie Mae I Pool 7% 7/15/2030	1,478	1,502
Ginnie Mae I Pool 7% 7/15/2031	1,715	1,754
Ginnie Mae I Pool 7% 7/15/2031	5,245	5,367
Ginnie Mae I Pool 7% 7/15/2031	1,226	1,250
Ginnie Mae I Pool 7% 7/15/2032	41,143	42,187
Ginnie Mae I Pool 7% 7/15/2032	7,620	7,809
Ginnie Mae I Pool 7% 7/15/2032	2,499	2,557
Ginnie Mae I Pool 7% 7/15/2032	28,894	29,578
Ginnie Mae I Pool 7% 7/15/2032	3,276	3,356
Ginnie Mae I Pool 7% 7/15/2032	328	336
Ginnie Mae I Pool 7% 7/20/2032	150,513	155,157
Ginnie Mae I Pool 7% 8/15/2025	42	42
Ginnie Mae I Pool 7% 8/15/2025	72	72
Ginnie Mae I Pool 7% 8/15/2025	47	47
Ginnie Mae I Pool 7% 8/15/2027	348	351
Ginnie Mae I Pool 7% 8/15/2027	15,325	15,412
Ginnie Mae I Pool 7% 8/15/2027	1,116	1,123
Ginnie Mae I Pool 7% 8/15/2028	1,677	1,699
Ginnie Mae I Pool 7% 8/15/2028	9,188	9,318
Ginnie Mae I Pool 7% 8/15/2028	226	229
Ginnie Mae I Pool 7% 8/15/2028	5,343	5,414
Ginnie Mae I Pool 7% 8/15/2028	891	902
Ginnie Mae I Pool 7% 8/15/2028	952	965
Ginnie Mae I Pool 7% 8/15/2028	491	497
Ginnie Mae I Pool 7% 8/15/2028	1,224	1,241
Ginnie Mae I Pool 7% 8/15/2028	391	395
Ginnie Mae I Pool 7% 8/15/2028	949	963
Ginnie Mae I Pool 7% 8/15/2028	317	320
Ginnie Mae I Pool 7% 8/15/2028	6,362	6,440
Ginnie Mae I Pool 7% 8/15/2028	351	356
Ginnie Mae I Pool 7% 8/15/2028	395	395
Ginnie Mae I Pool 7% 8/15/2028	2,051	2,074
Ginnie Mae I Pool 7% 8/15/2028	1,455	1,473
Ginnie Mae I Pool 7% 8/15/2028	1,490	1,511
Ginnie Mae I Pool 7% 8/15/2029	5,264	5,360
Ginnie Mae I Pool 7% 8/15/2029	520	529
Ginnie Mae I Pool 7% 8/15/2029	27	27
Ginnie Mae I Pool 7% 8/15/2031	13,334	13,639
Ginnie Mae I Pool 7% 8/15/2031	1,636	1,674
Ginnie Mae I Pool 7% 8/15/2031	954	976
Ginnie Mae I Pool 7% 8/15/2031	563	576
Ginnie Mae I Pool 7% 8/15/2031	37,948	38,839
Ginnie Mae I Pool 7% 8/15/2032	838	847
Ginnie Mae I Pool 7% 8/15/2032	8,075	8,267
Ginnie Mae I Pool 7% 8/15/2032	5,358	5,483
Ginnie Mae I Pool 7% 9/15/2025	115	115
Ginnie Mae I Pool 7% 9/15/2025	49	49
Ginnie Mae I Pool 7% 9/15/2025	37	37
Ginnie Mae I Pool 7% 9/15/2025	714	714
Ginnie Mae I Pool 7% 9/15/2025	1,024	1,024
Ginnie Mae I Pool 7% 9/15/2027	21	21
Ginnie Mae I Pool 7% 9/15/2028	351	356
Ginnie Mae I Pool 7% 9/15/2028	476	483
Ginnie Mae I Pool 7% 9/15/2028	1,947	1,964
Ginnie Mae I Pool 7% 9/15/2028	4,460	4,519
Ginnie Mae I Pool 7% 9/15/2028	2,222	2,249
Ginnie Mae I Pool 7% 9/15/2028	968	980
Ginnie Mae I Pool 7% 9/15/2028	1,626	1,641
Ginnie Mae I Pool 7% 9/15/2028	3,045	3,087
Ginnie Mae I Pool 7% 9/15/2028	634	644
Ginnie Mae I Pool 7% 9/15/2029	328	334
Ginnie Mae I Pool 7% 9/15/2031	2,684	2,735
Ginnie Mae I Pool 7.25% 9/15/2027	2,635	2,666
Ginnie Mae I Pool 7.25% 9/15/2027	8,780	8,856
Ginnie Mae I Pool 7.395% 12/20/2026	15,975	16,133
Ginnie Mae I Pool 7.395% 2/20/2027	5,587	5,646
Ginnie Mae I Pool 7.395% 7/20/2025	1,211	1,211
Ginnie Mae I Pool 7.395% 9/20/2026	8,381	8,453
Ginnie Mae I Pool 7.5% 1/15/2026	579	582
Ginnie Mae I Pool 7.5% 1/15/2026	661	664
Ginnie Mae I Pool 7.5% 1/15/2026	6,832	6,867
Ginnie Mae I Pool 7.5% 1/15/2027	4,642	4,689
Ginnie Mae I Pool 7.5% 1/15/2027	4,651	4,688
Ginnie Mae I Pool 7.5% 1/15/2028	7,276	7,387
Ginnie Mae I Pool 7.5% 1/15/2028	2,806	2,867
Ginnie Mae I Pool 7.5% 1/15/2029	3,480	3,560
Ginnie Mae I Pool 7.5% 1/15/2029	1,491	1,509
Ginnie Mae I Pool 7.5% 1/15/2031	9,563	9,904
Ginnie Mae I Pool 7.5% 1/15/2031	5,883	6,098
Ginnie Mae I Pool 7.5% 10/15/2025	46	46
Ginnie Mae I Pool 7.5% 10/15/2025	685	686
Ginnie Mae I Pool 7.5% 10/15/2025	50	50
Ginnie Mae I Pool 7.5% 10/15/2027	1,940	1,977
Ginnie Mae I Pool 7.5% 10/15/2028	215	219
Ginnie Mae I Pool 7.5% 10/15/2028	63	64
Ginnie Mae I Pool 7.5% 10/15/2028	8,034	8,188
Ginnie Mae I Pool 7.5% 10/15/2028	13,986	14,354
Ginnie Mae I Pool 7.5% 10/15/2028	311	316
Ginnie Mae I Pool 7.5% 10/15/2029	1,666	1,711
Ginnie Mae I Pool 7.5% 10/15/2029	455	470
Ginnie Mae I Pool 7.5% 10/15/2029	38	39
Ginnie Mae I Pool 7.5% 10/15/2029	2	1
Ginnie Mae I Pool 7.5% 10/15/2029	698	719
Ginnie Mae I Pool 7.5% 10/15/2030	9,292	9,572
Ginnie Mae I Pool 7.5% 10/15/2030	5,687	5,867
Ginnie Mae I Pool 7.5% 10/15/2031	2,229	2,315
Ginnie Mae I Pool 7.5% 10/15/2031	43,604	45,275
Ginnie Mae I Pool 7.5% 11/15/2025	1,174	1,178
Ginnie Mae I Pool 7.5% 11/15/2025	696	698
Ginnie Mae I Pool 7.5% 11/15/2025	108	108
Ginnie Mae I Pool 7.5% 11/15/2025	212	212
Ginnie Mae I Pool 7.5% 11/15/2025	339	340
Ginnie Mae I Pool 7.5% 11/15/2025	412	414
Ginnie Mae I Pool 7.5% 11/15/2025	144	144
Ginnie Mae I Pool 7.5% 11/15/2025	488	490
Ginnie Mae I Pool 7.5% 11/15/2027	354	359
Ginnie Mae I Pool 7.5% 11/15/2027	613	623
Ginnie Mae I Pool 7.5% 11/15/2027	2,185	2,216
Ginnie Mae I Pool 7.5% 11/15/2027	240	245
Ginnie Mae I Pool 7.5% 11/15/2028	1,945	1,966
Ginnie Mae I Pool 7.5% 11/15/2029	36,016	37,104
Ginnie Mae I Pool 7.5% 11/15/2029	296	306
Ginnie Mae I Pool 7.5% 11/15/2029	844	871
Ginnie Mae I Pool 7.5% 11/15/2029	809	836
Ginnie Mae I Pool 7.5% 11/15/2029	763	784
Ginnie Mae I Pool 7.5% 11/15/2029	4,300	4,422
Ginnie Mae I Pool 7.5% 11/15/2029	11,191	11,550
Ginnie Mae I Pool 7.5% 11/15/2029	16,184	16,695
Ginnie Mae I Pool 7.5% 11/15/2030	18,184	18,833
Ginnie Mae I Pool 7.5% 11/15/2030	5,013	5,184
Ginnie Mae I Pool 7.5% 12/15/2025	76	77
Ginnie Mae I Pool 7.5% 12/15/2025	409	410
Ginnie Mae I Pool 7.5% 12/15/2025	49	49
Ginnie Mae I Pool 7.5% 12/15/2025	74	74
Ginnie Mae I Pool 7.5% 12/15/2026	2,290	2,312
Ginnie Mae I Pool 7.5% 12/15/2027	736	747
Ginnie Mae I Pool 7.5% 12/15/2027	8,367	8,501
Ginnie Mae I Pool 7.5% 12/15/2028	476	484
Ginnie Mae I Pool 7.5% 12/15/2028	390	398
Ginnie Mae I Pool 7.5% 12/15/2029	14,499	14,970
Ginnie Mae I Pool 7.5% 12/15/2029	6,978	7,192
Ginnie Mae I Pool 7.5% 12/15/2029	32,603	33,557
Ginnie Mae I Pool 7.5% 12/15/2029	75	77
Ginnie Mae I Pool 7.5% 12/15/2029	476	492
Ginnie Mae I Pool 7.5% 12/15/2029	7,599	7,775
Ginnie Mae I Pool 7.5% 12/15/2029	29,904	30,736
Ginnie Mae I Pool 7.5% 12/15/2030	10,639	11,022
Ginnie Mae I Pool 7.5% 12/15/2030	825	856
Ginnie Mae I Pool 7.5% 12/15/2030	61,672	63,702
Ginnie Mae I Pool 7.5% 12/15/2030	7,684	7,934
Ginnie Mae I Pool 7.5% 2/15/2028	557	566
Ginnie Mae I Pool 7.5% 2/15/2029	11	10
Ginnie Mae I Pool 7.5% 2/15/2029	2,704	2,781
Ginnie Mae I Pool 7.5% 2/15/2029	5,803	5,897
Ginnie Mae I Pool 7.5% 2/15/2032	65,901	68,329
Ginnie Mae I Pool 7.5% 2/15/2032	11,319	11,791
Ginnie Mae I Pool 7.5% 2/15/2032	4,190	4,363
Ginnie Mae I Pool 7.5% 3/15/2026	1,933	1,942
Ginnie Mae I Pool 7.5% 3/15/2026	1,858	1,866
Ginnie Mae I Pool 7.5% 3/15/2028	254	258
Ginnie Mae I Pool 7.5% 3/15/2030	7,558	7,806
Ginnie Mae I Pool 7.5% 3/15/2031	27,550	28,606
Ginnie Mae I Pool 7.5% 3/15/2031	50,480	52,377
Ginnie Mae I Pool 7.5% 3/15/2031	13,016	13,515
Ginnie Mae I Pool 7.5% 3/15/2032	5,613	5,777
Ginnie Mae I Pool 7.5% 3/15/2032	3,539	3,683
Ginnie Mae I Pool 7.5% 3/15/2032	5,321	5,541
Ginnie Mae I Pool 7.5% 3/15/2032	29,195	30,249
Ginnie Mae I Pool 7.5% 4/15/2026	1,795	1,809
Ginnie Mae I Pool 7.5% 4/15/2026	504	506
Ginnie Mae I Pool 7.5% 4/15/2027	1,369	1,392
Ginnie Mae I Pool 7.5% 4/15/2027	3,260	3,305
Ginnie Mae I Pool 7.5% 4/15/2029	698	708
Ginnie Mae I Pool 7.5% 4/15/2029	1,868	1,909
Ginnie Mae I Pool 7.5% 4/15/2029	1,429	1,469
Ginnie Mae I Pool 7.5% 5/15/2026	1,389	1,399
Ginnie Mae I Pool 7.5% 5/15/2027	1,042	1,059
Ginnie Mae I Pool 7.5% 5/15/2027	4,841	4,880
Ginnie Mae I Pool 7.5% 5/15/2027	1,044	1,045
Ginnie Mae I Pool 7.5% 5/15/2029	71	72
Ginnie Mae I Pool 7.5% 5/15/2029	1,602	1,605
Ginnie Mae I Pool 7.5% 5/15/2031	60,401	62,460
Ginnie Mae I Pool 7.5% 5/15/2032	32,819	34,111
Ginnie Mae I Pool 7.5% 5/15/2032	1,332	1,362
Ginnie Mae I Pool 7.5% 5/15/2032	24,568	25,386
Ginnie Mae I Pool 7.5% 5/15/2032	1,448	1,503
Ginnie Mae I Pool 7.5% 5/15/2032	11,326	11,734
Ginnie Mae I Pool 7.5% 5/15/2032	44,706	46,528
Ginnie Mae I Pool 7.5% 6/15/2026	3,032	3,056
Ginnie Mae I Pool 7.5% 6/15/2027	911	913
Ginnie Mae I Pool 7.5% 6/15/2027	3,090	3,143
Ginnie Mae I Pool 7.5% 6/15/2027	2,439	2,479
Ginnie Mae I Pool 7.5% 6/15/2027	1,922	1,948
Ginnie Mae I Pool 7.5% 6/15/2028	109	112
Ginnie Mae I Pool 7.5% 6/15/2029	192	192
Ginnie Mae I Pool 7.5% 6/15/2029	65	66
Ginnie Mae I Pool 7.5% 6/15/2029	2,197	2,199
Ginnie Mae I Pool 7.5% 6/15/2029	267	272
Ginnie Mae I Pool 7.5% 6/15/2029	969	991
Ginnie Mae I Pool 7.5% 6/15/2031	35,083	36,389
Ginnie Mae I Pool 7.5% 7/15/2026	792	798
Ginnie Mae I Pool 7.5% 7/15/2026	995	1,001
Ginnie Mae I Pool 7.5% 7/15/2027	5,765	5,865
Ginnie Mae I Pool 7.5% 7/15/2027	307	310
Ginnie Mae I Pool 7.5% 7/15/2028	1,130	1,135
Ginnie Mae I Pool 7.5% 7/15/2029	1,590	1,625
Ginnie Mae I Pool 7.5% 7/15/2029	447	461
Ginnie Mae I Pool 7.5% 7/15/2029	163	168
Ginnie Mae I Pool 7.5% 7/15/2029	5,762	5,939
Ginnie Mae I Pool 7.5% 7/15/2029	7,014	7,222
Ginnie Mae I Pool 7.5% 7/15/2029	1,176	1,211
Ginnie Mae I Pool 7.5% 7/15/2029	11,257	11,592
Ginnie Mae I Pool 7.5% 7/15/2029	17,530	18,068
Ginnie Mae I Pool 7.5% 7/15/2029	2,854	2,941
Ginnie Mae I Pool 7.5% 7/15/2029	248	256
Ginnie Mae I Pool 7.5% 7/15/2030	4,253	4,403
Ginnie Mae I Pool 7.5% 7/15/2030	11,929	12,322
Ginnie Mae I Pool 7.5% 8/15/2025	190	190
Ginnie Mae I Pool 7.5% 8/15/2025	1,682	1,686
Ginnie Mae I Pool 7.5% 8/15/2025	130	130
Ginnie Mae I Pool 7.5% 8/15/2025	402	402
Ginnie Mae I Pool 7.5% 8/15/2027	270	275
Ginnie Mae I Pool 7.5% 8/15/2027	4,364	4,431
Ginnie Mae I Pool 7.5% 8/15/2027	8,339	8,489
Ginnie Mae I Pool 7.5% 8/15/2028	284	291
Ginnie Mae I Pool 7.5% 8/15/2028	1,539	1,578
Ginnie Mae I Pool 7.5% 8/15/2029	846	871
Ginnie Mae I Pool 7.5% 8/15/2029	240	247
Ginnie Mae I Pool 7.5% 8/15/2029	276	282
Ginnie Mae I Pool 7.5% 8/15/2029	22,679	23,364
Ginnie Mae I Pool 7.5% 8/15/2029	3,076	3,163
Ginnie Mae I Pool 7.5% 8/15/2029	1,034	1,059
Ginnie Mae I Pool 7.5% 8/15/2029	472	484
Ginnie Mae I Pool 7.5% 8/15/2029	2,101	2,164
Ginnie Mae I Pool 7.5% 8/15/2029	1,828	1,883
Ginnie Mae I Pool 7.5% 8/15/2029	3,105	3,199
Ginnie Mae I Pool 7.5% 8/15/2029	6,917	7,099
Ginnie Mae I Pool 7.5% 8/15/2029	299	308
Ginnie Mae I Pool 7.5% 8/15/2029	549	566
Ginnie Mae I Pool 7.5% 8/15/2029	963	992
Ginnie Mae I Pool 7.5% 8/15/2029	291	300
Ginnie Mae I Pool 7.5% 8/15/2029	3,761	3,875
Ginnie Mae I Pool 7.5% 8/15/2029	651	672
Ginnie Mae I Pool 7.5% 9/15/2025	29	29
Ginnie Mae I Pool 7.5% 9/15/2025	2,455	2,461
Ginnie Mae I Pool 7.5% 9/15/2027	4,364	4,437
Ginnie Mae I Pool 7.5% 9/15/2027	6,155	6,262
Ginnie Mae I Pool 7.5% 9/15/2027	10	9
Ginnie Mae I Pool 7.5% 9/15/2028	5,538	5,678
Ginnie Mae I Pool 7.5% 9/15/2028	1,153	1,181
Ginnie Mae I Pool 7.5% 9/15/2028	6,136	6,288
Ginnie Mae I Pool 7.5% 9/15/2028	552	561
Ginnie Mae I Pool 7.5% 9/15/2029	5,606	5,773
Ginnie Mae I Pool 7.5% 9/15/2029	78	80
Ginnie Mae I Pool 7.5% 9/15/2029	204	209
Ginnie Mae I Pool 7.5% 9/15/2029	9,955	10,265
Ginnie Mae I Pool 7.5% 9/15/2029	295	304
Ginnie Mae I Pool 7.5% 9/15/2029	2,934	3,012
Ginnie Mae I Pool 7.5% 9/15/2029	169	171
Ginnie Mae I Pool 7.5% 9/15/2029	4,954	5,034
Ginnie Mae I Pool 7.5% 9/15/2029	15,563	16,055
Ginnie Mae I Pool 7.5% 9/15/2029	1,021	1,032
Ginnie Mae I Pool 7.5% 9/15/2029	2,701	2,772
Ginnie Mae I Pool 7.5% 9/15/2029	882	910
Ginnie Mae I Pool 7.5% 9/15/2029	53	53
Ginnie Mae I Pool 7.5% 9/15/2030	15,660	16,213
Ginnie Mae I Pool 8% 1/15/2026	209	209
Ginnie Mae I Pool 8% 1/15/2028	2,636	2,679
Ginnie Mae I Pool 8% 1/15/2028	1,874	1,905
Ginnie Mae I Pool 8% 1/15/2030	65	67
Ginnie Mae I Pool 8% 1/15/2030	3,317	3,399
Ginnie Mae I Pool 8% 10/15/2025	258	259
Ginnie Mae I Pool 8% 10/15/2025	26	26
Ginnie Mae I Pool 8% 10/15/2026	542	546
Ginnie Mae I Pool 8% 10/15/2026	83	84
Ginnie Mae I Pool 8% 10/15/2026	2,673	2,685
Ginnie Mae I Pool 8% 10/15/2026	1,322	1,334
Ginnie Mae I Pool 8% 10/15/2026	48	49
Ginnie Mae I Pool 8% 10/15/2026	439	442
Ginnie Mae I Pool 8% 10/15/2026	335	338
Ginnie Mae I Pool 8% 10/15/2027	107	109
Ginnie Mae I Pool 8% 10/15/2027	2,708	2,751
Ginnie Mae I Pool 8% 10/15/2029	2,142	2,194
Ginnie Mae I Pool 8% 10/15/2029	3,089	3,165
Ginnie Mae I Pool 8% 10/15/2029	127	130
Ginnie Mae I Pool 8% 10/15/2029	5,552	5,688
Ginnie Mae I Pool 8% 11/15/2025	17	17
Ginnie Mae I Pool 8% 11/15/2025	625	625
Ginnie Mae I Pool 8% 11/15/2025	56	56
Ginnie Mae I Pool 8% 11/15/2026	402	407
Ginnie Mae I Pool 8% 11/15/2026	194	195
Ginnie Mae I Pool 8% 11/15/2026	270	270
Ginnie Mae I Pool 8% 11/15/2026	182	184
Ginnie Mae I Pool 8% 11/15/2026	152	154
Ginnie Mae I Pool 8% 11/15/2027	11,004	11,171
Ginnie Mae I Pool 8% 11/15/2027	5,963	6,059
Ginnie Mae I Pool 8% 11/15/2027	10,652	10,832
Ginnie Mae I Pool 8% 11/15/2027	264	268
Ginnie Mae I Pool 8% 11/15/2027	10,158	10,322
Ginnie Mae I Pool 8% 11/15/2027	1,982	2,014
Ginnie Mae I Pool 8% 11/15/2028	4,831	4,909
Ginnie Mae I Pool 8% 11/15/2028	3,100	3,155
Ginnie Mae I Pool 8% 11/15/2029	2,365	2,418
Ginnie Mae I Pool 8% 12/15/2025	1,007	1,011
Ginnie Mae I Pool 8% 12/15/2026	641	644
Ginnie Mae I Pool 8% 12/15/2027	517	524
Ginnie Mae I Pool 8% 12/15/2027	971	983
Ginnie Mae I Pool 8% 12/15/2027	3,617	3,668
Ginnie Mae I Pool 8% 12/15/2029	406	410
Ginnie Mae I Pool 8% 12/15/2029	4,588	4,703
Ginnie Mae I Pool 8% 2/15/2026	36	36
Ginnie Mae I Pool 8% 2/15/2026	686	690
Ginnie Mae I Pool 8% 2/15/2030	3,352	3,436
Ginnie Mae I Pool 8% 2/15/2030	1,675	1,717
Ginnie Mae I Pool 8% 2/15/2031	23,831	24,479
Ginnie Mae I Pool 8% 3/15/2026	133	134
Ginnie Mae I Pool 8% 3/15/2030	821	842
Ginnie Mae I Pool 8% 3/15/2030	2,131	2,183
Ginnie Mae I Pool 8% 4/15/2026	40	40
Ginnie Mae I Pool 8% 4/15/2026	836	841
Ginnie Mae I Pool 8% 4/15/2027	702	701
Ginnie Mae I Pool 8% 4/15/2030	1,261	1,294
Ginnie Mae I Pool 8% 4/15/2030	2,966	3,043
Ginnie Mae I Pool 8% 5/15/2026	219	220
Ginnie Mae I Pool 8% 5/15/2030	1,347	1,381
Ginnie Mae I Pool 8% 5/15/2030	7,038	7,191
Ginnie Mae I Pool 8% 6/15/2025	20	20
Ginnie Mae I Pool 8% 6/15/2025	9	8
Ginnie Mae I Pool 8% 6/15/2026	501	505
Ginnie Mae I Pool 8% 6/15/2026	40	40
Ginnie Mae I Pool 8% 6/15/2026	105	106
Ginnie Mae I Pool 8% 6/15/2026	70	70
Ginnie Mae I Pool 8% 6/15/2026	67	67
Ginnie Mae I Pool 8% 6/15/2026	1,581	1,589
Ginnie Mae I Pool 8% 6/15/2027	1,115	1,126
Ginnie Mae I Pool 8% 6/15/2027	1,433	1,453
Ginnie Mae I Pool 8% 6/15/2028	780	795
Ginnie Mae I Pool 8% 6/15/2030	5,104	5,217
Ginnie Mae I Pool 8% 7/15/2025	454	454
Ginnie Mae I Pool 8% 7/15/2025	95	95
Ginnie Mae I Pool 8% 7/15/2025	1	0
Ginnie Mae I Pool 8% 7/15/2026	312	315
Ginnie Mae I Pool 8% 7/15/2026	27	27
Ginnie Mae I Pool 8% 7/15/2026	259	261
Ginnie Mae I Pool 8% 7/15/2027	1,323	1,341
Ginnie Mae I Pool 8% 7/15/2027	1,557	1,576
Ginnie Mae I Pool 8% 7/15/2027	326	330
Ginnie Mae I Pool 8% 7/15/2027	5,434	5,493
Ginnie Mae I Pool 8% 7/15/2027	4,374	4,436
Ginnie Mae I Pool 8% 7/15/2028	398	405
Ginnie Mae I Pool 8% 7/15/2030	131	133
Ginnie Mae I Pool 8% 7/15/2030	220	226
Ginnie Mae I Pool 8% 8/15/2025	1,026	1,028
Ginnie Mae I Pool 8% 8/15/2025	717	716
Ginnie Mae I Pool 8% 8/15/2025	36	36
Ginnie Mae I Pool 8% 8/15/2026	629	633
Ginnie Mae I Pool 8% 8/15/2026	247	249
Ginnie Mae I Pool 8% 8/15/2026	87	88
Ginnie Mae I Pool 8% 8/15/2026	25	25
Ginnie Mae I Pool 8% 8/15/2026	584	588
Ginnie Mae I Pool 8% 8/15/2026	871	878
Ginnie Mae I Pool 8% 8/15/2026	181	182
Ginnie Mae I Pool 8% 8/15/2026	207	209
Ginnie Mae I Pool 8% 8/15/2027	3,906	3,961
Ginnie Mae I Pool 8% 8/15/2027	4,708	4,764
Ginnie Mae I Pool 8% 8/15/2027	1,822	1,842
Ginnie Mae I Pool 8% 8/15/2030	3,419	3,510
Ginnie Mae I Pool 8% 8/15/2030	1,220	1,253
Ginnie Mae I Pool 8% 9/15/2025	13	12
Ginnie Mae I Pool 8% 9/15/2025	177	178
Ginnie Mae I Pool 8% 9/15/2025	27	27
Ginnie Mae I Pool 8% 9/15/2026	814	822
Ginnie Mae I Pool 8% 9/15/2026	4,534	4,573
Ginnie Mae I Pool 8% 9/15/2026	255	257
Ginnie Mae I Pool 8% 9/15/2026	101	102
Ginnie Mae I Pool 8% 9/15/2026	1,163	1,171
Ginnie Mae I Pool 8% 9/15/2026	194	195
Ginnie Mae I Pool 8% 9/15/2027	1,817	1,845
Ginnie Mae I Pool 8% 9/15/2027	2,498	2,528
Ginnie Mae I Pool 8% 9/15/2028	15,877	16,201
Ginnie Mae I Pool 8% 9/15/2029	2,042	2,086
Ginnie Mae I Pool 8% 9/15/2029	3,534	3,609
Ginnie Mae I Pool 8% 9/15/2029	11,089	11,348
Ginnie Mae I Pool 8% 9/15/2030	2,700	2,768
Ginnie Mae I Pool 8% 9/15/2031	23,478	24,163
Ginnie Mae I Pool 8.5% 1/15/2031	32,492	33,668
Ginnie Mae I Pool 8.5% 2/15/2031	26,412	27,330
Ginnie Mae I Pool 8.5% 9/15/2030	25,875	26,669
Ginnie Mae II Pool 2% 1/20/2051	209,871,333	168,234,603
Ginnie Mae II Pool 2% 10/20/2050	46,259,061	37,110,559
Ginnie Mae II Pool 2% 11/20/2050	24,316,258	19,492,114
Ginnie Mae II Pool 2% 12/20/2050	15,386,560	12,333,994
Ginnie Mae II Pool 2% 2/20/2051	106,455,269	85,318,799
Ginnie Mae II Pool 2% 4/20/2051	13,747,888	11,013,977
Ginnie Mae II Pool 2% 9/20/2050	40,802,266	32,732,937
Ginnie Mae II Pool 2.5% 1/20/2043	3,842,989	3,341,662
Ginnie Mae II Pool 2.5% 10/20/2042	1,125,818	981,014
Ginnie Mae II Pool 2.5% 11/20/2042	1,811,763	1,577,560
Ginnie Mae II Pool 2.5% 11/20/2051	99,491,458	83,267,844
Ginnie Mae II Pool 2.5% 12/20/2042	447,607	389,992
Ginnie Mae II Pool 2.5% 12/20/2051	2,717,471	2,274,345
Ginnie Mae II Pool 2.5% 2/20/2041	320,826	282,034
Ginnie Mae II Pool 2.5% 2/20/2043	367,109	319,229
Ginnie Mae II Pool 2.5% 3/20/2043	562,075	488,497
Ginnie Mae II Pool 2.5% 3/20/2047	6,621,709	5,611,258
Ginnie Mae II Pool 2.5% 3/20/2050	18,556,265	15,573,871
Ginnie Mae II Pool 2.5% 4/20/2050	88,081,769	73,925,117
Ginnie Mae II Pool 2.5% 4/20/2052	8,433,904	7,059,943
Ginnie Mae II Pool 2.5% 6/20/2051	8,578,484	7,179,630
Ginnie Mae II Pool 2.5% 7/20/2051	50,021,546	41,864,763
Ginnie Mae II Pool 2.5% 9/20/2042	424,957	369,063
Ginnie Mae II Pool 2.5% 9/20/2051	17,212,622	14,405,839
Ginnie Mae II Pool 3% 1/20/2032	2,026,891	1,943,056
Ginnie Mae II Pool 3% 1/20/2043	7,693,256	6,863,825
Ginnie Mae II Pool 3% 10/20/2031	662,092	635,263
Ginnie Mae II Pool 3% 10/20/2042	618,947	552,709
Ginnie Mae II Pool 3% 10/20/2043	9,462,970	8,417,015
Ginnie Mae II Pool 3% 11/20/2031	719,956	690,477
Ginnie Mae II Pool 3% 11/20/2042	31,087	27,752
Ginnie Mae II Pool 3% 12/20/2031	1,081,620	1,037,341
Ginnie Mae II Pool 3% 12/20/2042	5,639,223	5,032,849
Ginnie Mae II Pool 3% 12/20/2050	497,614	434,981
Ginnie Mae II Pool 3% 2/1/2055 (g)	192,800,000	167,743,347
Ginnie Mae II Pool 3% 2/20/2031	88,228	84,999
Ginnie Mae II Pool 3% 2/20/2043	9,699,224	8,653,624
Ginnie Mae II Pool 3% 3/1/2055 (g)	101,200,000	87,976,692
Ginnie Mae II Pool 3% 3/20/2031	178,649	172,032
Ginnie Mae II Pool 3% 3/20/2042	7,425	6,646
Ginnie Mae II Pool 3% 3/20/2050	32,563	28,485
Ginnie Mae II Pool 3% 4/20/2031	667,247	642,234
Ginnie Mae II Pool 3% 4/20/2043	304,341	271,225
Ginnie Mae II Pool 3% 5/20/2031	1,403,024	1,349,807
Ginnie Mae II Pool 3% 5/20/2042	84,777	75,864
Ginnie Mae II Pool 3% 6/20/2042	90,229	80,594
Ginnie Mae II Pool 3% 6/20/2043	774,711	689,962
Ginnie Mae II Pool 3% 7/20/2031	18,530	17,811
Ginnie Mae II Pool 3% 7/20/2043	701,196	624,040
Ginnie Mae II Pool 3% 7/20/2046	7,285,162	6,434,224
Ginnie Mae II Pool 3% 8/20/2031	216,178	207,696
Ginnie Mae II Pool 3% 8/20/2042	11,580	10,346
Ginnie Mae II Pool 3% 8/20/2043	715,178	636,464
Ginnie Mae II Pool 3% 8/20/2046	11,984,952	10,585,059
Ginnie Mae II Pool 3% 9/20/2031	87,085	83,631
Ginnie Mae II Pool 3% 9/20/2042	1,016,294	907,845
Ginnie Mae II Pool 3% 9/20/2043	1,961,387	1,744,052
Ginnie Mae II Pool 3.5% 1/20/2041	2,654	2,451
Ginnie Mae II Pool 3.5% 1/20/2044	141,751	129,638
Ginnie Mae II Pool 3.5% 10/20/2041	22,626	20,836
Ginnie Mae II Pool 3.5% 10/20/2043	9,671	8,853
Ginnie Mae II Pool 3.5% 11/20/2041	174,720	160,932
Ginnie Mae II Pool 3.5% 11/20/2043	20,185	18,473
Ginnie Mae II Pool 3.5% 12/20/2040	4,989	4,609
Ginnie Mae II Pool 3.5% 12/20/2041	1,912,269	1,761,387
Ginnie Mae II Pool 3.5% 2/20/2027	7,151	7,074
Ginnie Mae II Pool 3.5% 2/20/2043	396,285	363,580
Ginnie Mae II Pool 3.5% 2/20/2044	4,429	4,051
Ginnie Mae II Pool 3.5% 3/20/2043	910,638	835,499
Ginnie Mae II Pool 3.5% 3/20/2044	4,416	4,037
Ginnie Mae II Pool 3.5% 4/20/2043	5,739,461	5,264,612
Ginnie Mae II Pool 3.5% 4/20/2044	10,574	9,663
Ginnie Mae II Pool 3.5% 4/20/2046	2,133,356	1,930,625
Ginnie Mae II Pool 3.5% 5/20/2027	320,009	316,212
Ginnie Mae II Pool 3.5% 5/20/2043	3,728,004	3,404,020
Ginnie Mae II Pool 3.5% 6/20/2044	8,491,982	7,754,673
Ginnie Mae II Pool 3.5% 7/20/2043	12,336	11,302
Ginnie Mae II Pool 3.5% 8/20/2043	372,424	341,159
Ginnie Mae II Pool 3.5% 9/20/2040	23,734	21,905
Ginnie Mae II Pool 3.5% 9/20/2043	320,610	293,594
Ginnie Mae II Pool 3.75% 4/20/2046	488,745	449,032
Ginnie Mae II Pool 4% 1/20/2040	88,465	83,913
Ginnie Mae II Pool 4% 1/20/2041	4,387,236	4,156,672
Ginnie Mae II Pool 4% 1/20/2042	9,241,718	8,738,318
Ginnie Mae II Pool 4% 10/20/2039	22,174	21,072
Ginnie Mae II Pool 4% 10/20/2040	1,447,491	1,371,801
Ginnie Mae II Pool 4% 10/20/2041	3,641,099	3,443,792
Ginnie Mae II Pool 4% 11/20/2033	42,746	41,196
Ginnie Mae II Pool 4% 11/20/2039	181,081	171,846
Ginnie Mae II Pool 4% 11/20/2045	1,443,422	1,346,178
Ginnie Mae II Pool 4% 11/20/2045	158,727	148,034
Ginnie Mae II Pool 4% 12/20/2039	228,418	216,908
Ginnie Mae II Pool 4% 2/20/2033	498	481
Ginnie Mae II Pool 4% 2/20/2040	532,099	504,928
Ginnie Mae II Pool 4% 2/20/2041	407,031	379,836
Ginnie Mae II Pool 4% 2/20/2042	79,988	75,617
Ginnie Mae II Pool 4% 3/20/2039	52,156	49,631
Ginnie Mae II Pool 4% 3/20/2040	425,234	403,491
Ginnie Mae II Pool 4% 3/20/2042	290,930	274,940
Ginnie Mae II Pool 4% 3/20/2047	2,396,718	2,241,242
Ginnie Mae II Pool 4% 4/20/2039	2,922	2,779
Ginnie Mae II Pool 4% 4/20/2040	24,512	23,272
Ginnie Mae II Pool 4% 4/20/2040	16,114	15,062
Ginnie Mae II Pool 4% 4/20/2042	1,030,315	973,681
Ginnie Mae II Pool 4% 5/20/2039	1,092	1,038
Ginnie Mae II Pool 4% 5/20/2040	249,564	236,897
Ginnie Mae II Pool 4% 5/20/2046	3,933,203	3,679,284
Ginnie Mae II Pool 4% 6/20/2039	177,748	168,958
Ginnie Mae II Pool 4% 6/20/2040	194,716	184,687
Ginnie Mae II Pool 4% 6/20/2041	216,791	205,187
Ginnie Mae II Pool 4% 6/20/2042	34,497	32,584
Ginnie Mae II Pool 4% 7/20/2040	1,021,070	967,765
Ginnie Mae II Pool 4% 8/20/2039	63,325	60,170
Ginnie Mae II Pool 4% 8/20/2041	2,663	2,520
Ginnie Mae II Pool 4% 9/20/2039	26,379	25,050
Ginnie Mae II Pool 4% 9/20/2040	3,492,999	3,310,147
Ginnie Mae II Pool 4.5% 10/20/2041	91,922	89,281
Ginnie Mae II Pool 4.5% 11/20/2040	1,513,024	1,470,796
Ginnie Mae II Pool 4.5% 11/20/2054	40,994,880	38,796,849
Ginnie Mae II Pool 4.5% 6/20/2040	72,440	69,420
Ginnie Mae II Pool 4.5% 7/20/2041	55,070	52,687
Ginnie Mae II Pool 4.5% 8/20/2040	12,406	11,872
Ginnie Mae II Pool 4.5% 8/20/2041	108,905	105,786
Ginnie Mae II Pool 4.5% 9/20/2041	20,302	19,721
Ginnie Mae II Pool 5% 1/20/2032	255	255
Ginnie Mae II Pool 5% 1/20/2033	9,345	9,349
Ginnie Mae II Pool 5% 1/20/2034	14,281	14,287
Ginnie Mae II Pool 5% 1/20/2035	1,198,688	1,199,048
Ginnie Mae II Pool 5% 1/20/2037	416	416
Ginnie Mae II Pool 5% 1/20/2055	93,750,000	91,149,506
Ginnie Mae II Pool 5% 10/20/2032	101,952	101,996
Ginnie Mae II Pool 5% 10/20/2033	26,923	26,934
Ginnie Mae II Pool 5% 10/20/2034	3,008	3,009
Ginnie Mae II Pool 5% 11/20/2032	33,126	33,141
Ginnie Mae II Pool 5% 11/20/2033	12,378	12,383
Ginnie Mae II Pool 5% 11/20/2035	42,384	42,391
Ginnie Mae II Pool 5% 12/20/2032	10,228	10,233
Ginnie Mae II Pool 5% 12/20/2034	69,196	69,215
Ginnie Mae II Pool 5% 12/20/2035	629,762	629,860
Ginnie Mae II Pool 5% 12/20/2036	85,005	84,997
Ginnie Mae II Pool 5% 12/20/2054	7,634,020	7,422,263
Ginnie Mae II Pool 5% 2/20/2032	2,100	2,098
Ginnie Mae II Pool 5% 2/20/2032	727	727
Ginnie Mae II Pool 5% 2/20/2033	33,569	33,584
Ginnie Mae II Pool 5% 2/20/2034	1,213	1,214
Ginnie Mae II Pool 5% 2/20/2035	723	723
Ginnie Mae II Pool 5% 2/20/2036	49,895	49,901
Ginnie Mae II Pool 5% 2/20/2039	17,205	17,196
Ginnie Mae II Pool 5% 3/20/2033	287,753	287,876
Ginnie Mae II Pool 5% 3/20/2034	2,329	2,330
Ginnie Mae II Pool 5% 3/20/2035	92,839	92,866
Ginnie Mae II Pool 5% 3/20/2036	33,603	33,607
Ginnie Mae II Pool 5% 4/20/2033	16,076	16,083
Ginnie Mae II Pool 5% 4/20/2034	12,550	12,555
Ginnie Mae II Pool 5% 4/20/2035	889	889
Ginnie Mae II Pool 5% 4/20/2036	9,827	9,828
Ginnie Mae II Pool 5% 4/20/2037	1,666	1,666
Ginnie Mae II Pool 5% 5/20/2033	31,816	31,830
Ginnie Mae II Pool 5% 5/20/2034	36,553	36,567
Ginnie Mae II Pool 5% 5/20/2035	91,710	91,734
Ginnie Mae II Pool 5% 6/20/2029	561	562
Ginnie Mae II Pool 5% 6/20/2032	191,776	191,852
Ginnie Mae II Pool 5% 6/20/2033	321,795	321,933
Ginnie Mae II Pool 5% 6/20/2034	41,255	41,270
Ginnie Mae II Pool 5% 6/20/2035	13,234	13,237
Ginnie Mae II Pool 5% 6/20/2036	13,024	13,025
Ginnie Mae II Pool 5% 6/20/2038	125,903	125,861
Ginnie Mae II Pool 5% 6/20/2039	317,055	316,869
Ginnie Mae II Pool 5% 7/20/2033	60,535	60,560
Ginnie Mae II Pool 5% 7/20/2034	78,169	78,197
Ginnie Mae II Pool 5% 7/20/2035	10,146	10,148
Ginnie Mae II Pool 5% 7/20/2037	3,949	3,948
Ginnie Mae II Pool 5% 7/20/2048	1,730,424	1,708,516
Ginnie Mae II Pool 5% 8/20/2033	1,232,940	1,233,468
Ginnie Mae II Pool 5% 8/20/2034	621	622
Ginnie Mae II Pool 5% 8/20/2035	133,528	133,553
Ginnie Mae II Pool 5% 9/20/2033	3,128,185	3,129,521
Ginnie Mae II Pool 5% 9/20/2034	1,452	1,452
Ginnie Mae II Pool 5% 9/20/2035	131,996	132,021
Ginnie Mae II Pool 5% 9/20/2036	5,355	5,354
Ginnie Mae II Pool 5% 9/20/2037	3,676	3,675
Ginnie Mae II Pool 5.5% 10/20/2039	97,067	98,758
Ginnie Mae II Pool 5.5% 11/20/2039	61,450	62,520
Ginnie Mae II Pool 5.5% 12/20/2039	44,011	44,779
Ginnie Mae II Pool 5.5% 12/20/2041	48,322	49,159
Ginnie Mae II Pool 5.5% 2/1/2055 (g)	119,200,000	118,379,595
Ginnie Mae II Pool 5.5% 2/20/2042	65,762	66,921
Ginnie Mae II Pool 5.5% 3/1/2055 (g)	87,600,000	86,870,476
Ginnie Mae II Pool 5.5% 3/20/2040	429,758	437,286
Ginnie Mae II Pool 5.5% 8/20/2039	8,453	8,600
Ginnie Mae II Pool 5.5% 9/20/2039	48,338	49,183
Ginnie Mae II Pool 5.5% 9/20/2041	10,294	10,469
Ginnie Mae II Pool 6% 1/20/2032	4,006	4,088
Ginnie Mae II Pool 6% 1/20/2055	8,450,000	8,531,362
Ginnie Mae II Pool 6% 10/20/2028	176	178
Ginnie Mae II Pool 6% 11/20/2028	1,115	1,128
Ginnie Mae II Pool 6% 11/20/2031	41,228	42,049
Ginnie Mae II Pool 6% 12/20/2027	1,817	1,833
Ginnie Mae II Pool 6% 12/20/2029	16,170	16,428
Ginnie Mae II Pool 6% 12/20/2054	11,778,785	11,892,198
Ginnie Mae II Pool 6% 2/1/2055 (g)	162,850,000	164,208,365
Ginnie Mae II Pool 6% 2/20/2028	171	173
Ginnie Mae II Pool 6% 2/20/2032	1,771	1,807
Ginnie Mae II Pool 6% 3/1/2055 (g)	94,400,000	95,025,164
Ginnie Mae II Pool 6% 3/20/2028	711	718
Ginnie Mae II Pool 6% 3/20/2029	487	494
Ginnie Mae II Pool 6% 4/20/2028	2,311	2,334
Ginnie Mae II Pool 6% 4/20/2029	2,992	3,031
Ginnie Mae II Pool 6% 4/20/2031	340,114	346,433
Ginnie Mae II Pool 6% 5/20/2028	2,364	2,387
Ginnie Mae II Pool 6% 5/20/2029	65,395	66,264
Ginnie Mae II Pool 6% 5/20/2032	118,376	120,901
Ginnie Mae II Pool 6% 6/20/2028	156	157
Ginnie Mae II Pool 6% 6/20/2029	1,438	1,458
Ginnie Mae II Pool 6% 6/20/2032	184	188
Ginnie Mae II Pool 6% 7/20/2029	5,571	5,648
Ginnie Mae II Pool 6% 8/20/2028	44	45
Ginnie Mae II Pool 6% 8/20/2029	505	511
Ginnie Mae II Pool 6% 9/20/2028	4,041	4,088
Ginnie Mae II Pool 6% 9/20/2032	1,286,976	1,314,930
Ginnie Mae II Pool 6.5% 1/20/2029	265	270
Ginnie Mae II Pool 6.5% 1/20/2031	2,724	2,785
Ginnie Mae II Pool 6.5% 1/20/2032	27,817	28,524
Ginnie Mae II Pool 6.5% 1/20/2034	731	754
Ginnie Mae II Pool 6.5% 10/20/2028	1,662	1,695
Ginnie Mae II Pool 6.5% 10/20/2029	377	384
Ginnie Mae II Pool 6.5% 11/20/2028	42,996	43,846
Ginnie Mae II Pool 6.5% 11/20/2029	2,198	2,241
Ginnie Mae II Pool 6.5% 11/20/2031	74,683	76,580
Ginnie Mae II Pool 6.5% 2/1/2055 (g)	70,400,000	71,760,712
Ginnie Mae II Pool 6.5% 2/20/2029	1,649	1,682
Ginnie Mae II Pool 6.5% 2/20/2031	8,161	8,353
Ginnie Mae II Pool 6.5% 3/20/2031	34,384	35,191
Ginnie Mae II Pool 6.5% 4/20/2032	2,319	2,382
Ginnie Mae II Pool 6.5% 5/20/2028	22	22
Ginnie Mae II Pool 6.5% 5/20/2031	3,067	3,142
Ginnie Mae II Pool 6.5% 6/20/2034	2,618	2,700
Ginnie Mae II Pool 6.5% 8/20/2028	48,675	49,637
Ginnie Mae II Pool 6.5% 8/20/2034	3,209	3,313
Ginnie Mae II Pool 6.5% 9/20/2031	5,212	5,343
Ginnie Mae II Pool 7% 1/20/2027	157	161
Ginnie Mae II Pool 7% 1/20/2028	46	47
Ginnie Mae II Pool 7% 1/20/2030	16,735	17,185
Ginnie Mae II Pool 7% 1/20/2031	9,560	9,845
Ginnie Mae II Pool 7% 10/20/2028	9,868	10,133
Ginnie Mae II Pool 7% 10/20/2031	23,916	24,678
Ginnie Mae II Pool 7% 10/20/2032	3,913	4,051
Ginnie Mae II Pool 7% 11/20/2025	58	58
Ginnie Mae II Pool 7% 11/20/2028	16,651	17,099
Ginnie Mae II Pool 7% 11/20/2030	67,828	69,751
Ginnie Mae II Pool 7% 11/20/2031	30,471	31,452
Ginnie Mae II Pool 7% 12/20/2027	1,588	1,631
Ginnie Mae II Pool 7% 12/20/2028	7,177	7,370
Ginnie Mae II Pool 7% 12/20/2029	3,371	3,461
Ginnie Mae II Pool 7% 12/20/2030	157,828	162,360
Ginnie Mae II Pool 7% 12/20/2032	43,754	45,247
Ginnie Mae II Pool 7% 2/20/2028	44,575	45,775
Ginnie Mae II Pool 7% 2/20/2029	4,866	4,997
Ginnie Mae II Pool 7% 2/20/2030	31,886	32,745
Ginnie Mae II Pool 7% 2/20/2031	6,066	6,249
Ginnie Mae II Pool 7% 2/20/2032	83,096	85,826
Ginnie Mae II Pool 7% 3/20/2026	336	345
Ginnie Mae II Pool 7% 3/20/2027	2,041	2,096
Ginnie Mae II Pool 7% 3/20/2028	695	713
Ginnie Mae II Pool 7% 3/20/2029	513	527
Ginnie Mae II Pool 7% 3/20/2030	45,961	47,198
Ginnie Mae II Pool 7% 3/20/2031	18,211	18,773
Ginnie Mae II Pool 7% 3/20/2032	17,794	18,385
Ginnie Mae II Pool 7% 4/20/2026	66	68
Ginnie Mae II Pool 7% 4/20/2028	10,599	10,884
Ginnie Mae II Pool 7% 4/20/2031	5,979	6,168
Ginnie Mae II Pool 7% 5/20/2027	4,884	5,015
Ginnie Mae II Pool 7% 5/20/2028	24,311	24,965
Ginnie Mae II Pool 7% 5/20/2029	6,317	6,487
Ginnie Mae II Pool 7% 5/20/2031	151,305	155,867
Ginnie Mae II Pool 7% 6/20/2026	248	255
Ginnie Mae II Pool 7% 6/20/2028	814	836
Ginnie Mae II Pool 7% 6/20/2031	113,652	117,158
Ginnie Mae II Pool 7% 6/20/2032	282,645	292,290
Ginnie Mae II Pool 7% 7/20/2028	1,336	1,372
Ginnie Mae II Pool 7% 7/20/2029	21	21
Ginnie Mae II Pool 7% 7/20/2031	524,317	540,852
Ginnie Mae II Pool 7% 7/20/2032	169,760	175,655
Ginnie Mae II Pool 7% 7/20/2034	215,088	223,484
Ginnie Mae II Pool 7% 8/20/2028	10,405	10,685
Ginnie Mae II Pool 7% 8/20/2029	28,383	29,147
Ginnie Mae II Pool 7% 8/20/2031	176,678	182,310
Ginnie Mae II Pool 7% 8/20/2032	108,551	112,253
Ginnie Mae II Pool 7% 8/20/2034	25,973	27,013
Ginnie Mae II Pool 7% 9/20/2027	3,856	3,960
Ginnie Mae II Pool 7% 9/20/2028	16,315	16,754
Ginnie Mae II Pool 7% 9/20/2031	14,907	15,392
Ginnie Mae II Pool 7% 9/20/2034	27,527	28,679
Ginnie Mae II Pool 7.5% 1/20/2028	21,752	22,153
Ginnie Mae II Pool 7.5% 6/20/2031	15,702	16,303
Ginnie Mae II Pool 7.5% 7/20/2031	2,605	2,700
Ginnie Mae II Pool 7.5% 7/20/2032	18,459	19,226
Ginnie Mae II Pool 7.5% 8/20/2031	69,193	71,784
Uniform Mortgage Backed Securities 2.5% 2/1/2055 (g)	27,825,000	22,675,202
Uniform Mortgage Backed Securities 3% 2/1/2055 (g)	9,050,000	7,693,561
Uniform Mortgage Backed Securities 3.5% 2/1/2055 (g)	6,100,000	5,401,121
Uniform Mortgage Backed Securities 4.5% 2/1/2055 (g)	5,150,000	4,850,455
Uniform Mortgage Backed Securities 5% 2/1/2055 (g)	3,300,000	3,189,268
Uniform Mortgage Backed Securities 5.5% 2/1/2055 (g)	42,500,000	41,998,632
Uniform Mortgage Backed Securities 6% 2/1/2055 (g)	18,350,000	18,479,023
Uniform Mortgage Backed Securities 6.5% 2/1/2055 (g)	38,900,000	39,886,177
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (g)	25,350,000	25,939,190
TOTAL UNITED STATES		2,485,897,868
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,609,650,256)		2,485,897,868

U.S. Treasury Obligations - 4.9%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.125% 8/15/2044	4.59 to 4.60	1,840,000	1,669,225
US Treasury Bonds 4.5% 11/15/2054	4.71 to 4.91	19,630,000	18,697,575
US Treasury Bonds 4.625% 5/15/2054	4.01 to 4.49	7,430,000	7,209,422
US Treasury Notes 3.875% 8/15/2034	3.75 to 3.81	28,990,000	27,508,794
US Treasury Notes 4.25% 6/30/2031	4.45	6,880,000	6,812,275
US Treasury Notes 4.375% 12/15/2026	4.16 to 4.18	25,950,000	26,022,984
US Treasury Notes 4.375% 5/15/2034	3.79	640,000	632,200
US Treasury Notes 4.875% 10/31/2030	4.31	1,400,000	1,433,906
TOTAL U.S. TREASURY OBLIGATIONS (Cost $92,480,530)			89,986,381

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $1,036,642)	4.37	1,036,434	1,036,642

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	5,700,000	246,864
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.658% and receive annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	14,670,000	734,581
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	25,000,000	1,049,195

TOTAL PUT SWAPTIONS			2,030,640
Call Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	5,700,000	196,371
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.658% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	14,670,000	222,247
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	25,000,000	908,933

TOTAL CALL SWAPTIONS			1,327,551
TOTAL PURCHASED SWAPTIONS (Cost $3,405,743)			3,358,191

TOTAL INVESTMENT IN SECURITIES - 150.9% (Cost $2,935,369,297)	2,786,075,780
NET OTHER ASSETS (LIABILITIES) - (50.9)%	(940,099,549)
NET ASSETS - 100.0%	1,845,976,231

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 2/1/2055	(400,000)	(320,191)
Ginnie Mae II Pool 3% 2/1/2055	(121,200,000)	(105,448,618)
Ginnie Mae II Pool 3.5% 2/1/2055	(4,500,000)	(4,026,794)
Ginnie Mae II Pool 5.5% 2/1/2055	(87,600,000)	(86,997,084)
Ginnie Mae II Pool 6% 2/1/2055	(94,400,000)	(95,187,409)
Uniform Mortgage Backed Securities 2.5% 2/1/2055	(27,825,000)	(22,675,202)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(27,825,000)	(22,668,682)
Uniform Mortgage Backed Securities 3% 2/1/2055	(36,950,000)	(31,411,831)
Uniform Mortgage Backed Securities 3.5% 2/1/2055	(20,600,000)	(18,239,852)
Uniform Mortgage Backed Securities 4% 2/1/2055	(5,000,000)	(4,576,171)
Uniform Mortgage Backed Securities 4.5% 2/1/2055	(6,900,000)	(6,498,668)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(5,150,000)	(4,846,431)
Uniform Mortgage Backed Securities 5% 2/1/2055	(20,100,000)	(19,425,551)
Uniform Mortgage Backed Securities 5.5% 2/1/2055	(32,600,000)	(32,215,421)
Uniform Mortgage Backed Securities 6% 2/1/2055	(18,350,000)	(18,479,023)
Uniform Mortgage Backed Securities 6.5% 2/1/2055	(38,900,000)	(39,886,177)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(25,350,000)	(25,939,190)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(538,842,295)

TOTAL TBA SALE COMMITMENTS (Proceeds $536,791,583)		(538,842,295)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the US SOFR Index, expiring January 2034	1/04/29	39,000,000	(1,917,820)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the US SOFR Index, expiring January 2034	1/04/29	39,000,000	(975,582)

TOTAL WRITTEN SWAPTIONS			(2,893,402)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	438	Mar 2025	90,063,750	13,169	13,169

Sold

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,132	Mar 2025	123,211,125	637,937	637,937
CBOT 5-Year U.S. Treasury Note Contracts (United States)	71	Mar 2025	7,553,734	(4,531)	(4,531)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	33	Mar 2025	3,758,906	144,248	144,248
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	52	Mar 2025	6,160,375	198,766	198,766

TOTAL SOLD					976,420

TOTAL FUTURES CONTRACTS					989,589
The notional amount of futures purchased as a percentage of Net Assets is 4.9%
The notional amount of futures sold as a percentage of Net Assets is 7.6%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	85,251,000	302,223	0	302,223
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	82,942,000	156,885	0	156,885
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	8,570,000	(38,836)	0	(38,836)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	9,656,000	204,184	0	204,184
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	7,821,000	(164,154)	0	(164,154)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	7,497,000	361,395	0	361,395
TOTAL INTEREST RATE SWAPS							821,697	0	821,697

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $4,124,243.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,915,164.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,989,866	254,413,453	260,366,677	1,334,273	-	-	1,036,642	1,036,434	0.0%
Fidelity Securities Lending Cash Central Fund	-	129,138,248	129,138,248	5,188	-	-	-	-	0.0%
Total	6,989,866	383,551,701	389,504,925	1,339,461	-	-	1,036,642	1,036,434

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Collateralized Mortgage Obligations	193,674,262	-	193,674,262	-

Commercial Mortgage Securities	12,122,436	-	12,122,436	-

U.S. Government Agency - Mortgage Securities	2,485,897,868	-	2,485,897,868	-

U.S. Treasury Obligations	89,986,381	-	89,986,381	-

Money Market Funds	1,036,642	1,036,642	-	-

Purchased Swaptions	3,358,191	-	3,358,191	-
Total Investments in Securities:	2,786,075,780	1,036,642	2,785,039,138	-
Derivative Instruments:

Assets
Futures Contracts	994,120	994,120	-	-
Swaps	1,024,687	-	1,024,687	-
Total Assets	2,018,807	994,120	1,024,687	-

Liabilities
Futures Contracts	(4,531)	(4,531)	-	-
Swaps	(202,990)	-	(202,990)	-
Written Swaptions	(2,893,402)	-	(2,893,402)	-
Total Liabilities	(3,100,923)	(4,531)	(3,096,392)	-
Total Derivative Instruments:	(1,082,116)	989,589	(2,071,705)	-
Other Financial Instruments:

TBA Sale Commitments	(538,842,295)	-	(538,842,295)	-
Total Other Financial Instruments:	(538,842,295)	-	(538,842,295)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (d)	994,120	(4,531)
Purchased Swaptions (b)	3,358,191	0
Swaps (c)	1,024,687	(202,990)
Written Swaptions (a)	0	(2,893,402)
Total Interest Rate Risk	5,376,998	(3,100,923)
Total Value of Derivatives	5,376,998	(3,100,923)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
(b)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,934,332,655)	$2,785,039,138
Fidelity Central Funds (cost $1,036,642)	1,036,642

Total Investment in Securities (cost $2,935,369,297)		$2,786,075,780
Receivable for investments sold		18,968,358
Receivable for premium on written options		3,240,899
Receivable for TBA sale commitments		536,791,583
Receivable for fund shares sold		320,525
Interest receivable		6,464,051
Distributions receivable from Fidelity Central Funds		73,221
Receivable for daily variation margin on futures contracts		468,040
Receivable for daily variation margin on centrally cleared swaps		74,125
Other receivables		3,990
Total assets		3,352,480,572
Liabilities
Payable for investments purchased
Regular delivery	$3,405,743
Delayed delivery	957,542,186
TBA sale commitments, at value	538,842,295
Payable for fund shares redeemed	2,515,791
Distributions payable	608,185
Accrued management fee	434,122
Written options, at value (premium receivable $3,240,899)	2,893,402
Other affiliated payables	258,626
Other payables and accrued expenses	3,991
Total liabilities		1,506,504,341
Net Assets		$1,845,976,231
Net Assets consist of:
Paid in capital		$2,266,519,085
Total accumulated earnings (loss)		(420,542,854)
Net Assets		$1,845,976,231
Net Asset Value, offering price and redemption price per share ($1,845,976,231 ÷ 184,240,399 shares)		$10.02
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Interest		$39,000,951
Income from Fidelity Central Funds (including $5,188 from security lending)		1,339,461
Total income		40,340,412
Expenses
Management fee	$2,780,292
Transfer agent fees	985,919
Fund wide operations fee	667,610
Independent trustees' fees and expenses	2,815
Total expenses before reductions	4,436,636
Expense reductions	(1,349)
Total expenses after reductions		4,435,287
Net Investment income (loss)		35,905,125
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,964,810
Futures contracts	(804,125)
Swaps	1,276,018
Total net realized gain (loss)		3,436,703
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(43,580,308)
Futures contracts	4,227,738
Swaps	2,559,990
Written options	108,539
TBA Sale commitments	836,675
Total change in net unrealized appreciation (depreciation)		(35,847,366)
Net gain (loss)		(32,410,663)
Net increase (decrease) in net assets resulting from operations		$3,494,462
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,905,125	$77,389,893
Net realized gain (loss)	3,436,703	(16,344,633)
Change in net unrealized appreciation (depreciation)	(35,847,366)	40,653,928
Net increase (decrease) in net assets resulting from operations	3,494,462	101,699,188
Distributions to shareholders	(39,250,651)	(75,877,331)

Share transactions
Proceeds from sales of shares	44,081,083	129,683,025
Reinvestment of distributions	34,517,089	66,831,568
Cost of shares redeemed	(249,992,418)	(480,068,877)

Net increase (decrease) in net assets resulting from share transactions	(171,394,246)	(283,554,284)
Total increase (decrease) in net assets	(207,150,435)	(257,732,427)

Net Assets
Beginning of period	2,053,126,666	2,310,859,093
End of period	$1,845,976,231	$2,053,126,666

Other Information
Shares
Sold	4,316,979	13,229,184
Issued in reinvestment of distributions	3,399,021	6,734,662
Redeemed	(24,598,199)	(48,519,087)
Net increase (decrease)	(16,882,199)	(28,555,241)

Financial Highlights
Fidelity® GNMA Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.06	$10.86	$11.73	$11.80	$11.51
Income from Investment Operations
Net investment income (loss) A,B	.186	.361	.326	.116	.097	.229
Net realized and unrealized gain (loss)	(.173)	.143	(.823)	(.838)	(.065)	.307
Total from investment operations	.013	.504	(.497)	(.722)	.032	.536
Distributions from net investment income	(.203)	(.354)	(.303)	(.121)	(.093) C	(.246)
Distributions from net realized gain	-	-	-	(.027)	(.009) C	-
Total distributions	(.203)	(.354)	(.303)	(.148)	(.102)	(.246)
Net asset value, end of period	$10.02	$10.21	$10.06	$10.86	$11.73	$11.80
Total Return D,E	.12%	5.17%	(4.39)%	(6.19)%	.27%	4.71%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.61% H	3.64%	3.20%	1.03%	.83%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$1,845,976	$2,053,127	$2,310,859	$2,892,759	$3,957,595	$4,302,868
Portfolio turnover rate I	681 % H	781%	776%	863%	593%	561%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity GNMA Fund	$3,985

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,555,978
Gross unrealized depreciation	(162,843,554)
Net unrealized appreciation (depreciation)	$(149,287,576)
Tax cost	$2,935,471,428

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(250,762,490)
Long-term	(19,679,368)
Total capital loss carryforward	$(270,441,858)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity GNMA Fund
Interest Rate Risk
Futures Contracts	(804,125)	4,227,738
Purchased Options	(31,934)	(55,784)
Written Options	-	108,539
Swaps	1,276,018	2,559,990
Total Interest Rate Risk	439,959	6,840,483
Totals	439,959	6,840,483

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity GNMA Fund	224,857,436

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity GNMA Fund	211,978,000

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity GNMA Fund	1,883,558,023	1,944,049,610

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity GNMA Fund	.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity GNMA Fund	563	-	-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,349.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity GNMA Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fixed management fee rate (the management fee). In its review of the fund's management fee and total expense ratio, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.930529.113
MOG-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2025